As filed with the Securities and Exchange Commission on October 19, 2005

                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-14

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933


                       [_X_] Pre-Effective Amendment No. 2


                    [___ ] Post-Effective Amendment No. _____

                       REGIONS MORGAN KEEGAN SELECT FUNDS
               (Exact Name of Registrant as Specified in Charter)

                              50 North Front Street
                            Memphis, Tennessee 38103
                    (Address of Principal Executive Offices)

        Registrant's Telephone Number, Including Area Code: 901 524-4100

                              ALLEN B. MORGAN, JR.
                              50 North Front Street
                            Memphis, Tennessee 38103
                     (Name and Address of Agent for Service)

                                   Copies to:
                              Arthur J. Brown, Esq.
                   Kirkpatrick & Lockhart Nicholson Graham LLP
                          1800 Massachusetts Ave., N.W.
                           Washington, D.C. 20036-1800

      Title of securities being registered: shares of beneficial interest, no par value per share.

      Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective.

No filing fee is required because an indefinite number of shares of the Registrant have previously been registered pursuant to Section 24(f) of the Investment Company Act of 1940, as amended.

It is proposed that this filing will become effective on the 30th day after filing, pursuant to Rule 488 under the Securities Act of 1933, as amended.

                       REGIONS MORGAN KEEGAN SELECT FUNDS
                 CONTENTS OF REGISTRATION STATEMENT ON FORM N-14


This Registration Statement consists of the following papers and documents:

Cover Sheet

Contents of Registration Statement on Form N-14

Letter to Shareholders

Notice of Special Meeting of Shareholders

Part A - Combined Proxy Statement and Prospectus

Part B - Statement of Additional Information

Part C - Other Information

Signature Page

Exhibits Index

Exhibits

October 17, 2005

Dear Shareholder:

You are cordially invited to attend a special meeting of shareholders (the "Meeting") of Regions Morgan Keegan Select Funds (the "Trust"), which will be held on November 18, 2005 at 11:00 a.m., Central time, at the offices of the Trust, 50 North Front Street, 21st Floor, Memphis, Tennessee 38103.

The Trust's Board of Trustees is recommending that shareholders of certain series of the Trust approve a proposed Plan of Reorganization, which provides for the reorganization of those series into certain other series of the Trust.

THE MATTERS TO BE ACTED UPON AT THE MEETING WITH RESPECT TO THE SERIES OF THE TRUST ARE DESCRIBED IN THE ATTACHED NOTICE AND COMBINED PROXY STATEMENT AND PROSPECTUS.

Although we would like very much to have each shareholder attend the Meeting, we realize that is not possible. Whether or not you plan to be present at the Meeting, we need your vote. WE URGE YOU TO COMPLETE, SIGN AND RETURN THE ENCLOSED PROXY CARD PROMPTLY. A POSTAGE-PAID ENVELOPE IS ENCLOSED FOR THIS PURPOSE.

If you return your proxy promptly, you can help avoid the expense of follow-up mailings to achieve a quorum so that the business of the Meeting can be conducted. Proxies may be revoked at any time before they are voted by a written revocation received by the Secretary of the Trust, by properly executing a later-dated proxy or by attending the Meeting, requesting return of a proxy and voting in person.

We look forward to seeing you at the Meeting or receiving your proxy so that your shares may be voted at the Meeting.

By order of the Board of Trustees,

/s/ Charles D. Maxwell

Charles D. Maxwell
Secretary

                    NOTICE OF SPECIAL MEETING OF SHAREHOLDERS
                            OF THE FOLLOWING SERIES:

             REGIONS MORGAN KEEGAN SELECT LEADER GROWTH EQUITY FUND,
               REGIONS MORGAN KEEGAN SELECT LEADER BALANCED FUND,
           REGIONS MORGAN KEEGAN SELECT LEADER INTERMEDIATE BOND FUND,
          REGIONS MORGAN KEEGAN SELECT LEADER TAX-EXEMPT BOND FUND, AND
            REGIONS MORGAN KEEGAN SELECT GOVERNMENT MONEY MARKET FUND

                         TO BE HELD ON NOVEMBER 18, 2005

NOTICE IS HEREBY GIVEN that a special meeting of shareholders (the "Meeting") of the funds set forth above (each, an "Acquired Fund"), each a series of Regions Morgan Keegan Select Funds, a Massachusetts business trust (the "Trust"), will be held on November 18, 2005 at 11:00 a.m., Central time, at the offices of the Trust, 50 North Front Street, 21st Floor, Memphis, Tennessee 38103, for the following purposes:

     1. To approve or disapprove a Plan of Reorganization, in the form set forth in Appendix A to the attached Combined Proxy Statement and Prospectus, that provides for the reorganization of certain series of the Trust as follows:

         (a) Regions Morgan Keegan Select LEADER Growth Equity Fund into Regions Morgan Keegan Select Growth Fund;

         (b) Regions Morgan Keegan Select LEADER Balanced Fund into Regions Morgan Keegan Select Balanced Fund;

         (c) Regions Morgan Keegan Select LEADER Intermediate Bond Fund into Regions Morgan Keegan Select Fixed Income Fund;

         (d) Regions Morgan Keegan Select LEADER Tax-Exempt Bond Fund into Regions Morgan Keegan Select Intermediate Tax Exempt Bond Fund; and

         (e) Regions Morgan Keegan Select Government Money Market Fund into Regions Morgan Keegan Select LEADER Money Market Fund; and

     2.  To consider such other matters as may properly come before the Meeting.

The record date for determining shareholders entitled to notice of and to vote at the Meeting or any adjournment thereof has been fixed as the close of business on August 31, 2005 (the "Record Date"). Note that approval of any proposed reorganization is not contingent on the approval of any other proposed reorganization. In addition, you are not being asked to vote on any proposed reorganization that relates to any Acquired Fund of which you were not a shareholder on the Record Date.

WE URGE YOU TO COMPLETE, SIGN AND RETURN THE ENCLOSED PROXY CARD PROMPTLY SO YOU WILL BE REPRESENTED AT THE MEETING. A POSTAGE PAID ENVELOPE IS ENCLOSED FOR THIS PURPOSE.

By order of the Board of Trustees,

/s/ Charles D. Maxwell

Charles D. Maxwell
Secretary

October 17, 2005

                     COMBINED PROXY STATEMENT AND PROSPECTUS
                                OCTOBER 17, 2005

       ___________________________________________________________________

                       REGIONS MORGAN KEEGAN SELECT FUNDS

             REGIONS MORGAN KEEGAN SELECT LEADER GROWTH EQUITY FUND
                REGIONS MORGAN KEEGAN SELECT LEADER BALANCED FUND
           REGIONS MORGAN KEEGAN SELECT LEADER INTERMEDIATE BOND FUND
            REGIONS MORGAN KEEGAN SELECT LEADER TAX-EXEMPT BOND FUND
            REGIONS MORGAN KEEGAN SELECT GOVERNMENT MONEY MARKET FUND
                           (EACH, AN "ACQUIRED FUND")

                                       AND

                    REGIONS MORGAN KEEGAN SELECT GROWTH FUND
                   REGIONS MORGAN KEEGAN SELECT BALANCED FUND
                 REGIONS MORGAN KEEGAN SELECT FIXED INCOME FUND
         REGIONS MORGAN KEEGAN SELECT INTERMEDIATE TAX EXEMPT BOND FUND
              REGIONS MORGAN KEEGAN SELECT LEADER MONEY MARKET FUND
                           (EACH, AN "ACQUIRING FUND")

                              50 NORTH FRONT STREET
                            MEMPHIS, TENNESSEE 38103
                                 1-800-366-7426
       ___________________________________________________________________



----------------------------------------------------------------------------------------------------------------------
      Acquisition of the assets and assumption of the                   By and in exchange for shares of:
                      liabilities of:
----------------------------------------------------------------------------------------------------------------------
  Regions Morgan Keegan Select LEADER Growth Equity Fund             Regions Morgan Keegan Select Growth Fund
                  ("Growth Equity Fund")                                       ("RMK Growth Fund")
----------------------------------------------------------------------------------------------------------------------
     Regions Morgan Keegan Select LEADER Balanced Fund              Regions Morgan Keegan Select Balanced Fund
                     ("Balanced Fund")                                        ("RMK Balanced Fund")
----------------------------------------------------------------------------------------------------------------------
Regions Morgan Keegan Select LEADER Intermediate Bond Fund        Regions Morgan Keegan Select Fixed Income Fund
                ("Intermediate Bond Fund")                                  ("RMK Fixed Income Fund")
----------------------------------------------------------------------------------------------------------------------
            Regions Morgan Keegan Select LEADER                     Regions Morgan Keegan Select Intermediate
       Tax-Exempt Bond Fund ("Tax-Exempt Bond Fund")                           Tax Exempt Bond Fund
                                                                           ("RMK Tax Exempt Bond Fund")
----------------------------------------------------------------------------------------------------------------------
 Regions Morgan Keegan Select Government Money Market Fund    Regions Morgan Keegan Select LEADER Money Market Fund
                   ("Money Market Fund")                                    ("RMK Money Market Fund")
----------------------------------------------------------------------------------------------------------------------


----------------------------------------------------------------------------------------------------------------------
THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THE SECURITIES  DESCRIBED IN THIS COMBINED PROXY
STATEMENT AND PROSPECTUS,  OR DETERMINED IF THIS COMBINED PROXY  STATEMENT AND PROSPECTUS IS ACCURATE OR COMPLETE.  ANY
REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
-----------------------------------------------------------------------------------------------------------------------

This is a proxy statement for the Acquired Funds, each of which is a series of Regions Morgan Keegan Select Funds (the "Trust"), a Massachusetts business trust that is registered with the Securities and Exchange Commission (the "SEC") as an open-end management investment company. This is also a prospectus for the Acquiring Funds, each of which is also a series of the Trust. The Acquired Funds and the Acquiring Funds are sometimes referred to herein as the "Funds" or individually as a "Fund."


This Combined Proxy Statement and Prospectus (the "Proxy Statement/Prospectus") is being sent to shareholders of the Acquired Funds in connection with the solicitation of proxies by, and on behalf of, the Trust's Board of Trustees (the "Board of Trustees" or "Board") to be used at a special meeting of shareholders of the Acquired Funds to be held at the offices of the Trust, located at 50 North Front Street, Memphis, Tennessee 38103, on November 18, 2005, at 11:00 a.m., Central time, and at any adjournments thereof (the "Meeting"). We made copies of this Proxy Statement/Prospectus available to shareholders of the Acquired Funds beginning on October 21, 2005.


The only item that the Board of Trustees expects will come before the Meeting is the approval of a Plan of Reorganization that provides for the reorganization of each Acquired Fund into a corresponding Acquiring Fund (the "Plan"). Each Reorganization is independent of the other; therefore, if the shareholders of one of the Acquired Funds approve their Reorganization, it is expected to proceed regardless of whether the shareholders of any of the other Acquired Funds approve their Reorganization.


On the closing date of the reorganizations contemplated by the Plan (the "Reorganizations"), each Acquired Fund shareholder will receive the same class of shares of a corresponding Acquiring Fund equal to the value of the shareholder's Acquired Fund shares on the closing date. After the
Reorganizations  are  completed,  the  Acquired  Funds  will be  dissolved.  The
Reorganizations are expected to close on or about November 30, 2005 (the Closing Date").


Morgan Asset Management, Inc. (the "Adviser") is the investment adviser for each of the Acquired Funds and the Acquiring Funds. The Adviser will continue to be the investment adviser for the Acquiring Funds after the Reorganizations close.

This Proxy Statement/Prospectus, which you should read carefully and retain for future reference, sets forth information that you should know about the Acquired Funds, the Acquiring Funds and the Reorganizations. The following documents have been filed with the SEC and are incorporated by reference into this Proxy Statement/Prospectus:

     1. The Prospectus and Statement of Additional Information, each dated February 18, 2005, as supplemented, of the Trust (File Nos. 33-44737 and 811-06511), relating to the Acquired Funds;

     2. The Prospectus and Statement of Additional Information, each dated April 1, 2005, as supplemented, of the Trust (File Nos. 33-44737 and 811-06511), relating to the Acquiring Funds; and

     3. A Statement of Additional Information of the Trust related to this Proxy Statement/Prospectus, dated October 17, 2005, which contains additional information about the Reorganizations.

For a free copy of any of the above documents, please contact the Trust at the telephone number or address set forth above.

                                TABLE OF CONTENTS

SECTION                                                                     PAGE
-------                                                                     ----

SYNOPSIS.......................................................................5
       The Proposed Reorganizations............................................5
       Comparison of Investment Objectives, Policies and Limitations...........6
       Comparison of Principal Risk Factors....................................9
       Comparison of Fees and Expenses........................................10
       Comparison of Performance Information..................................20
       Capitalization.........................................................32

INFORMATION ABOUT THE PROPOSED REORGANIZATIONS................................34
       Terms of the Plan......................................................34
       Description of the Securities to be Issued.............................35
       Reasons for the Proposed Reorganizations...............................36
       Federal Income Tax Considerations......................................37

ADDITIONAL INFORMATION ABOUT THE ACQUIRED FUNDS AND ACQUIRING FUNDS...........38
       Management of the Trust................................................38
       The Trust..............................................................39
       The Adviser............................................................39
       The Managers...........................................................39
       The Service Providers..................................................41
       Fund Distribution Arrangements.........................................42
       Buying and Selling Shares..............................................42
       How Fund Shares are Priced.............................................47
       Dividends and Other Distributions and Tax Consequences.................48

FINANCIAL HIGHLIGHTS..........................................................49

VOTING INFORMATION............................................................56
       Voting Rights..........................................................56
       Required Shareholder Vote..............................................56
       Solicitation of Voting Instructions....................................56
       Proxy Solicitation.....................................................57
       Adjournment............................................................57
       Other Matters..........................................................57

OTHER.........................................................................58
       Available Information..................................................58

APPENDIX A: PLAN OF REORGANIZATION...........................................A-1

APPENDIX B: SHARE OWNERSHIP OF THE ACQUIRED FUNDS ...........................B-1

SYNOPSIS

This synopsis is qualified in its entirety by reference to the additional information contained elsewhere in this Proxy Statement/Prospectus, the Statement of Additional Information relating to this Proxy Statement/Prospectus, the Prospectuses and Statements of Additional Information of the Trust, and the Plan included as Appendix A hereto.

THE PROPOSED REORGANIZATIONS

In an effort primarily to reduce costs to shareholders and promote efficiency of operations and governance within the Regions Morgan Keegan fund family, the Board of Trustees has voted to recommend to holders of shares of certain series of the Trust the approval of the Plan pursuant to which (i) RMK Growth Fund would acquire all of the assets of Growth Equity Fund in exchange solely for the assumption of all of the liabilities of Growth Equity Fund and the issuance of shares of RMK Growth Fund to be distributed pro rata by Growth Equity Fund to its shareholders in complete liquidation and termination of Growth Equity Fund;
(ii) RMK Balanced Fund would acquire all of the assets of Balanced Fund in exchange solely for the assumption of all of the liabilities of Balanced Fund and the issuance of shares of RMK Balanced Fund to be distributed pro rata by Balanced Fund to its shareholders in complete liquidation and termination of Balanced Fund; (iii) RMK Fixed Income Fund would acquire all of the assets of Intermediate Bond Fund in exchange solely for the assumption of all of the liabilities Intermediate Bond Fund and the issuance of shares of RMK Fixed Income Fund to be distributed pro rata by Intermediate Bond Fund to its shareholders in complete liquidation and termination of Intermediate Bond Fund;
(iv) RMK Tax Exempt Bond Fund would acquire all of the assets of Tax-Exempt Bond Fund in exchange solely for the assumption of all of the liabilities of Tax-Exempt Bond Fund and the issuance of shares of RMK Tax Exempt Bond Fund to be distributed pro rata by Tax-Exempt Bond Fund to its shareholders in complete liquidation and termination of Tax-Exempt Bond Fund; and (v) RMK Money Market Fund would acquire all of the assets of Money Market Fund in exchange solely for the assumption of all of the liabilities of Money Market Fund and the issuance of shares of RMK Money Market Fund to be distributed pro rata by Money Market Fund to its shareholders in complete liquidation and termination of Money Market Fund. As a result of the Reorganizations, each shareholder of an Acquired Fund will become the owner of the applicable corresponding Acquiring Fund's shares having a total net asset value equal to the total net asset value of his or her holdings in the applicable Acquired Fund on the Closing Date.

The Acquired Funds and the Acquiring Funds both offer Class A and Class I Shares. Class A and Class I Shares of the Acquired Funds have the same purchase, exchange and redemption procedures as the corresponding class of shares of the Acquiring Funds. Each Acquired Fund shareholder would receive shares of the same class of the applicable Acquiring Fund as such shareholder currently owns.

The Board, including the Trustees who are not "interested persons" within the meaning of Section 2(a)(19) of the Investment Company Act of 1940, as amended ("1940 Act"), has concluded that the Reorganizations would be in the best interests of each Acquired Fund and its existing shareholders, and that the interests of existing shareholders would not be diluted as a result of the transactions contemplated by the Reorganizations. Among other things, the Reorganization of each Acquired Fund would give its shareholders the opportunity to participate in a larger fund with similar investment objectives, policies and strategies.


In considering each proposed Reorganization, the Board reviewed information regarding, among other things: (1) the terms and conditions of the Reorganization; (2) the compatibility of the investment programs of the Acquired Fund and the respective Acquiring Fund; (3) the historical expense ratios of each Fund and projected pro forma expense ratios; (4) the relative historical performance record of each Fund; (5) the greater long-term viability that will result from merging the Acquired Funds and the Acquiring Funds as compared to the Acquired Funds continuing to operate as separate funds; (6) the continuity of advisory and portfolio management, distribution and shareholder services provided by the Reorganization; (7) that the Adviser or its affiliates would bear the costs of the Reorganization; (8) any benefits to the Adviser or its affiliates as a result of the Reorganization; and (9) the non-recognition of any gain or loss for federal income tax purposes to the Acquired Fund or its shareholders as a result of the Reorganization.

As a condition to the Reorganizations, the Trust will receive an opinion of counsel that each of the Reorganizations will be considered a tax-free reorganization under applicable provisions of the Internal Revenue Code of 1986, as amended (the "Code"), so that neither an Acquiring Fund nor an Acquired Fund or their shareholders will recognize any gain or loss. See "INFORMATION ABOUT THE PROPOSED REORGANIZATIONS - Federal Income Tax Considerations."

COMPARISON OF INVESTMENT OBJECTIVES, POLICIES AND LIMITATIONS

INVESTMENT OBJECTIVES AND POLICIES OF RMK GROWTH FUND AND GROWTH EQUITY FUND. The investment objectives of RMK Growth Fund and Growth Equity Fund differ slightly in that RMK Growth Fund seeks to provide growth of capital and income while Growth Equity Fund seeks to achieve capital appreciation. The Funds' investment policies described below also differ in some respects.


RMK Growth Fund invests in common stocks of companies that are expected to achieve above-average growth in earnings in industry sectors that expect favorable earnings growth. The Fund invests in equity securities, which may include investments in securities of foreign issuers traded in U.S. securities markets primarily through American Depository Receipts ("ADRs"), which are certificates that represent an interest in the shares of a foreign corporation that are held in trust by a bank. Prospects for future growth take precedence over current valuations, with companies expected to have large market capitalizations, and above-average price-earnings, price-to-book and return on assets ratios. With its emphasis on growth, the Fund's dividend yield may be lower than the market average. The Fund seeks to invest in companies with clearly defined business strategies, produce consistent revenue streams from an established customer base, enjoy significant market share, produce healthy cash flows, achieve consistent increases in sales, operating margins, and earnings, and that have experienced management teams with consistent records of delivering shareholder value.


Growth Equity Fund invests primarily in common stocks of companies that are expected to have above-average growth potential. The Fund normally invests at least 80% of the Fund's net assets in equity securities, which may include investments in securities of foreign issuers traded in U.S. securities markets primarily through ADRs. The Fund utilizes both "top-down" and "bottom-up" approaches to determine in which stocks to invest such that the Fund considers the condition of the overall economy and industry segments as well as data on individual companies. Compared to RMK Growth Fund, Growth Equity Fund places less emphasis on investments in income-producing securities. The Fund invests for the long term, with the intent of realizing long-term capital appreciation.



INVESTMENT OBJECTIVES AND POLICIES OF RMK BALANCED FUND AND BALANCED FUND. The investment objectives of RMK Balanced Fund and Balanced Fund are identical. Both Funds seek total return through capital appreciation and current income. The Funds' investment policies described below differ in some respects.


RMK Balanced Fund invests primarily in common and preferred stock, convertible securities, and fixed-income securities. The Fund normally invests 25% of its assets in fixed-income and senior securities and at least 25% of its assets in common stocks. The remaining assets may be invested in fixed-income and senior securities, common stocks, ADRs, collateralized mortgage obligations ("CMOs"), or other investments as determined by the Adviser. The Fund may invest up to 25% of its assets in securities rated below investment grade, commonly known as "junk bonds." The Fund allocates its investments in equity securities between growth and value stocks, with investments in companies with clearly defined business strategies, revenue streams from an established customer base, significant market share, healthy cash flows, consistent increases in sales, operating margins, and earnings, and experienced management teams with consistent records of delivering shareholder value. The Fund allocates its investments in fixed-income securities in intermediate-term debt securities with a maturity range between three and ten years, with an emphasis on U.S. Treasury and agency securities. Investment grade corporate bond issues also may be included.

Balanced Fund invests in equity securities, fixed-income securities, and money market instruments. The Fund normally invests at least 25% of its total assets in fixed-income securities and no more than 75% of its total assets in equity securities, including securities of foreign issuers. The Fund allocates its investments in equity securities primarily to common stocks but may also include preferred stocks, securities convertible into stocks, and warrants. The Fund allocates its investments in fixed-income securities primarily to investment-grade bonds but may include any kind of debt security issued by private corporations or the U.S. government and its political subdivisions and agencies. The Fund may invest up to 10% of its assets in securities rated below investment grade, commonly known as "junk bonds." The Fund invests in fixed-income assets with a maturity range of up to ten years.

INVESTMENT OBJECTIVES AND POLICIES OF RMK FIXED INCOME FUND AND INTERMEDIATE BOND FUND. The investment objectives of RMK Fixed Income Fund and Intermediate Bond Fund differ in that RMK Fixed Income Fund seeks to achieve current income with a secondary goal of capital appreciation, while Intermediate Bond Fund seeks to achieve current income consistent with preservation of capital. The Funds' investment policies described below also differ in some respects.

RMK Fixed Income Fund invests at least 80% of the value of its assets in investment grade fixed-income securities. The Fund invests primarily in U.S. government and agency securities, mortgage-backed securities, and investment grade corporate bonds with an average maturity of between three and ten years, which the Adviser believes offer current income and capital appreciation potential.

Intermediate Bond Fund invests primarily in high-quality fixed-income securities, including bonds and notes of corporate and U.S. government issuers, and mortgage-backed securities. The Fund invests at least 80% of its net assets in investment grade debt securities with maturities between three and ten years.


INVESTMENT OBJECTIVES AND POLICIES OF RMK TAX EXEMPT BOND FUND AND TAX-EXEMPT BOND FUND. The investment objectives of RMK Tax Exempt Bond Fund and Tax- Exempt Bond Fund are identical. Both Funds seek current income exempt from federal income tax. The Funds' investment policies described below differ in some respects.


RMK Tax Exempt Bond Fund invests primarily in a highly diversified portfolio of tax-exempt bonds. The Fund normally invests its assets so that at least 80% of the income that it distributes is exempt from federal income tax and alternative minimum tax. The Fund invests in investment grade general obligation and revenue bonds with an average maturity of between three and ten years. The Fund generally invests a large portion of its assets in securities of issuers located within the southern United States.

Tax-Exempt Bond Fund invests at least 80% of its assets in obligations producing income that is exempt from regular federal income tax. It may invest up to 20% of its net assets in U.S. government securities, money market instruments or "private activity" bonds (some or all of which may produce income subject to federal alternative minimum tax). The Fund invests in investment grade bonds with an average maturity of between five and twenty years. The Fund invests its assets in securities of issuers located throughout the United States.


INVESTMENT OBJECTIVES AND POLICIES OF RMK MONEY MARKET FUND AND MONEY MARKET FUND. The investment objectives of RMK Money Market Fund and Money Market Fund are substantially similar in that RMK Money Market Fund seeks to achieve maximum current income consistent with preservation of capital and liquidity while Money Market Fund seeks to provide current income consistent with stability of principal and liquidity. The Funds' investment policies described below differ in some respects.

RMK Money Market Fund invests in high-quality money market instruments, including U.S. government securities, taxable municipal debt, commercial paper and other corporate debt obligations, certificates of deposit, repurchase agreements, bankers' acceptances and other dollar-denominated bank obligations. At the time of purchase, all of the Fund's investments (other than U.S. government securities and related repurchase agreements) will be rated in the highest rating category by an NRSRO, or, if unrated, deemed by the Adviser to be of comparable quality, with an average maturity of ninety days. All of the Fund's investments will mature in 397 days or less.


Money Market Fund normally invests at least 80% of its assets in U.S. Treasury and government agency securities, including repurchase agreements collateralized by such securities. The average maturity of the Fund's portfolio will be 90 days or less. All of the Fund's investments will mature in 397 days or less.

An investment in either RMK Money Market Fund or Money Market Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Funds.

INVESTMENT LIMITATIONS OF THE FUNDS. In addition to the objectives and policies described above, each Acquired Fund and Acquiring Fund is subject to certain investment policies and investment limitations, most of which are identical to one another in all material respects. The Acquired Funds have adopted certain fundamental policies not adopted by the Acquiring Funds. The Acquired Funds may not, without shareholder approval: (1) purchase securities on margin (except such short term credits as are necessary for clearance of transactions); (2) make short sales (except where, by virtue of ownership of other securities, it has the right to obtain, without payment of additional consideration, securities equivalent in kind and amount to those sold); and (3) with respect to Tax-Exempt Bond Fund, invest, under normal circumstances, less than 80% of the Fund's net assets (plus the amount of any borrowings for investment purposes) in securities the income from which is exempt from federal income tax. The Acquiring Funds may not purchase securities on margin, but their policy is not fundamental and may be changed without shareholder vote. The Acquiring Funds have not adopted a fundamental policy with respect to making short sales. RMK Tax Exempt Bond Fund has not adopted a fundamental policy with respect to investing less than 80% of its net assets in securities the income from which is exempt from federal income tax. All other fundamental policies of the Funds are the same.



The Acquired Funds have adopted several non-fundamental investment policies not adopted by the Acquiring Funds. The Acquired Funds may not: (1) except for the Tax-Exempt Bond Fund, purchase any security (other than a U.S. Government Security) if, as a result, more than 5% of the Fund's total assets (taken at current value) would then be invested in securities of a single issuer; (2) invest more than 5% of its total assets (taken at current value) in securities of companies that (with predecessor companies) have a record of less than three years of continuous operations; (3) except for the Tax-Exempt Bond Fund, acquire more than 10% of any class of securities of an issuer (taking all preferred stock issues as a single class and all debt issues as a single class) or acquire more than 10% of the outstanding voting securities of an issuer; (4) purchase or retain securities of an issuer if officers of the Trust and officers and directors of its investment adviser who individually own more than 1/2 of 1% of the shares or securities of such issuer together own more than 5% of such shares or securities; (5) participate on a joint or joint and several basis in any trading account in securities. (The "bunching" of orders for the purchase or sale of portfolio securities with Adviser or its affiliates or accounts under their management to reduce brokerage commissions, to average prices among them or to facilitate such transactions is not considered a trading account in securities for purposes of this restriction.); (6) write or purchase puts, calls or combinations of both except that each Fund may (a) acquire warrants or rights to subscribe to securities of companies issuing such warrants or rights, or of parents or subsidiaries of such companies, (b) write, purchase and sell put and call options on securities, securities indices or futures contracts, and (c) write, purchase and sell put and call options on currencies and enter into currency forward contracts; (7) with respect to each of Tax-Exempt Bond Fund and Intermediate Bond Fund, invest, under normal circumstances, less than 80% of the Fund's net assets (plus the amount of any borrowings for investment purposes) in bonds or other debt obligations; and (8) with respect to Growth Equity Fund, invest, under normal market conditions, less than 80% of the Fund's net assets (plus the amount of any borrowings for investment purposes) in equity securities, including common stocks, preferred stocks, convertible securities and warrants.


The Acquiring Funds have adopted non-fundamental policies not adopted by the Acquired Funds. The Acquiring Funds: (1) may engage in reverse purchase agreements in which the Funds act as seller rather than the buyer of securities; and (2) may not enter into transactions for the purpose of engaging in arbitrage. The Acquired Funds have not adopted any policies regarding reverse purchase agreements or arbitrage transactions.


The Funds' respective investment objectives, policies and limitations are further described in the Acquiring Funds' Registration Statement dated April 1, 2005 and the Acquired Funds' Registration Statement dated February 18, 2005, which set forth in full the investment objectives, policies and limitations of each Acquiring Fund and Acquired Fund, all of which are incorporated by reference herein.

COMPARISON OF PRINCIPAL RISK FACTORS

RISKS OF INVESTING IN RMK GROWTH FUND AND GROWTH EQUITY FUND. Investments in RMK Growth Fund and Growth Equity Fund are not guaranteed. As with any mutual fund, the value of either Fund's shares will change, and you could lose money by investing in either Fund.


The risks associated with investing in RMK Growth Fund and Growth Equity Fund are similar in that both are subject to the general risk of stock market volatility and the risk that the particular stocks in which the Funds invest may underperform relative to the market or other similar stocks. Stock prices typically fluctuate more than the values of other types of securities such as U.S. government securities, corporate bonds, and preferred stock, typically in response to changes in the particular company's financial condition and factors affecting the market in general. As a result, each Fund's share price may decline suddenly or over a sustained period of time. Each Fund is also subject to growth risks. Because of their high valuations, growth stocks are typically more volatile than value stocks.


RISKS OF INVESTING IN RMK BALANCED FUND AND BALANCED FUND. Investments in RMK Balanced Fund and Balanced Fund are not guaranteed. As with any mutual fund, the value of either Fund's shares will change, and you could lose money by investing in either fund.


The risks associated with investing in RMK Balanced Fund and Balanced Fund are similar in that both are subject to the general risk of stock market volatility and the risk that the particular stocks in which the Funds invest may underperform relative to the market or other similar stocks. Stock prices typically fluctuate more than the values of other types of securities such as U.S. government securities, corporate bonds, and preferred stock, typically in response to changes in the particular company's financial condition and factors affecting the market in general. As a result, each Fund's share price may decline suddenly or over a sustained period of time. Each Fund is also subject to growth risks. Because of their high valuations, growth stocks are typically more volatile than value stocks. Each Fund is also subject to the following risks: value stock risk, the risk that a company will not overcome the adverse business or other developments that caused the securities to be out of favor or that the market does not recognize the value of the company; fixed-income securities risk, the risk that these securities present less potential for capital appreciation than equity securities; interest rate risk, the risk that the value of fixed-income investments will decline as interest rates rise, the risk of which generally is relatively higher for securities with longer maturities; credit risk, the risk that a debt issuer will have its credit rating downgraded or may not make timely interest and/or principal payments, the risk of which generally is relatively higher for securities with lower credit ratings; income risk, the risk that a Fund's income will decline with a decline in interest rates or other factors; prepayment risk, the risk that the principal amount of an underlying loan will be repaid prior to its maturity date, possibly resulting in a lower return upon subsequent reinvestment of the principal; and below investment grade bond risk, the heightened credit risk associated with securities that have below investment grade ratings. RMK Balanced Fund can have greater exposure to this heightened credit risk. Balanced Fund is also subject to foreign issuer risk, including currency exchange rate fluctuations, political and financial instability, less liquidity and greater volatility, the lack of uniform accounting standards, and less regulatory oversight.


RISKS OF  INVESTING  IN RMK  FIXED  INCOME  FUND  AND  INTERMEDIATE  BOND  FUND.
Investments in RMK Fixed Income Fund and Intermediate Bond Fund are not guaranteed. As with any mutual fund, the value of either Fund's shares will change, and you could lose money by investing in either Fund.


The risks associated with investing in RMK Fixed Income Fund and Intermediate Bond Fund are similar in that both are subject to the general risk of bond market volatility and the risk that the particular bonds in which the funds invest may underperform relative to the market or other similar investments. Each Fund is also subject to the following risks: fixed-income securities risk, the risk that these securities present less potential for capital appreciation than equity securities; interest rate risk, the risk that the value of fixed-income investments will decline as interest rates rise, the risk of which generally is relatively higher for securities with longer maturities; credit risk, the risk that a debt issuer will have its credit rating downgraded or may not make timely interest and/or principal payments, the risk of which generally is relatively higher for securities with lower credit ratings; income risk, the risk that a Fund's income will decline with a decline in interest rates or other factors; and prepayment risk, the risk that the principal amount of an underlying loan will be repaid prior to its maturity date, possibly resulting in a lower return upon subsequent reinvestment of the principal.

RISKS OF INVESTING IN RMK TAX EXEMPT BOND FUND AND TAX-EXEMPT BOND FUND. Investments in RMK Tax Exempt Bond Fund and Tax-Exempt Bond Fund are not guaranteed. As with any mutual fund, the value of either Fund's shares will change, and you could lose money by investing in either Fund.


The risks associated with investing in RMK Tax Exempt Bond Fund and Tax-Exempt Bond Fund are similar in that both are subject to the general risk of bond market volatility and the risk that the particular bonds in which the Funds invest may underperform relative to the market or other similar investments. Each Fund is also subject to the following risks: fixed-income securities risk, the risk that these securities present less potential for capital appreciation than equity securities; interest rate risk, the risk that the value of fixed-income investments will decline as interest rates rise, the risk of which generally is relatively higher for securities with longer maturities; credit risk, the risk that a debt issuer will have its credit rating downgraded or may not make timely interest and/or principal payments, the risk of which generally is relatively higher for securities with lower credit ratings; income risk, the risk that a Fund's income will decline with a decline in interest rates or other factors; and prepayment risk, the risk that the principal amount of an underlying loan will be repaid prior to its maturity date, possibly resulting in a lower return upon subsequent reinvestment of the principal. The Funds also are subject to the risk that the obligations in which they invest will yield income that is deemed not tax-exempt under the Code.


RISKS OF INVESTING IN RMK MONEY MARKET FUND AND MONEY MARKET FUND. Investments in RMK Money Market Fund and Money Market Fund are not guaranteed. As with any mutual fund, the value of either Fund's shares will change, and you could lose money by investing in either Fund.


The risks associated with investing in RMK Money Market Fund and Money Market Fund are similar in that both are subject to the following risks: money market risk, the risk that the prices of fixed-income securities will fluctuate in response to changes in interest rates; fixed-income securities risk, the risk that these securities present less potential for capital appreciation than equity securities; interest rate risk, the risk that the value of fixed-income investments will decline as interest rates rise, the risk of which generally is relatively higher for securities with longer maturities; and credit risk, the risk that a debt issuer will have its credit rating downgraded or may not make timely interest and/or principal payments, the risk of which generally is relatively higher for securities with lower credit ratings. Compared to RMK Money Market Fund, Money Market Fund is subject to less credit risk because it invests primarily in government securities.


COMPARISON OF FEES AND EXPENSES

The Funds, like all mutual funds, incur certain expenses in their operations. These expenses include management fees, costs of maintaining accounts, providing shareholder liaison and distribution services and other activities. Set forth in the tables below is information regarding the fees and expenses currently incurred by (i) RMK Growth Fund and Growth Equity Fund, respectively, and pro forma fees for RMK Growth Fund after giving effect to the Reorganization; (ii) RMK Balanced Fund and Balanced Fund, respectively, and pro forma fees for RMK Balanced Fund after giving effect to the Reorganization; (iii) RMK Fixed Income Fund and Intermediate Bond Fund, respectively, and pro forma fees for RMK Fixed Income Fund after giving effect to the Reorganization; (iv) RMK Tax Exempt Bond Fund and Tax-Exempt Bond Fund, and pro forma fees for RMK Tax Exempt Bond Fund after giving effect to the Reorganization; and (v) RMK Money Market Fund and Money Market Fund, respectively, and pro forma fees for RMK Money Market Fund after giving effect to the Reorganization.

RMK GROWTH FUND AND GROWTH EQUITY FUND - CLASS A SHARES

This table sets forth the fees and expenses that you may pay if you buy and hold Class A Shares of Growth Equity Fund, RMK Growth Fund, and RMK Growth Fund Pro Forma Combined.



----------------------------------------------------------------------------------------------------------------------
SHAREHOLDER FEES                                             GROWTH          RMK             RMK GROWTH FUND
                                                             EQUITY FUND     GROWTH          PRO FORMA COMBINED
                                                                             FUND
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
FEES PAID DIRECTLY FROM YOUR INVESTMENT
----------------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases (as a       5.50%           5.50%           5.50%
----------------------------------------------------------------------------------------------------------------------



                                                     -10-

----------------------------------------------------------------------------------------------------------------------
percentage of offering price)
----------------------------------------------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load) (as a percentage of     None (1)        None (1)        None (1)
original purchase price or redemption proceeds, as
applicable)
----------------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Reinvested            None            None            None
Dividends (and other Distributions) (as a percentage of
offering price)
----------------------------------------------------------------------------------------------------------------------
Redemption Fee (as a percentage of amount redeemed, if       None            None            None
applicable)
----------------------------------------------------------------------------------------------------------------------
Exchange Fee                                                 None            None            None
----------------------------------------------------------------------------------------------------------------------
Maximum Account Fee                                          None            None            None
----------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
----------------------------------------------------------------------------------------------------------------------
EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS (AS A
PERCENTAGE OF AVERAGE NET ASSETS)
----------------------------------------------------------------------------------------------------------------------
Management Fee                                               0.75(2)         0.80(3)         0.80(3)
----------------------------------------------------------------------------------------------------------------------
Distribution (12b-1) Fee                                     0.25            -               -
----------------------------------------------------------------------------------------------------------------------
Shareholder Services Fee                                     -               0.25            0.25
----------------------------------------------------------------------------------------------------------------------
Administrative Fee                                           0.12            0.09            0.09
----------------------------------------------------------------------------------------------------------------------
Other Expenses                                               0.46            0.14            0.14
----------------------------------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                         1.58            1.28            1.28
----------------------------------------------------------------------------------------------------------------------

(1) On purchases of Class A Shares of $1 million or more, a contingent deferred sales charge of 1.00% of the redemption amount will apply to Class A Shares redeemed within 12 months of the purchase date under certain investment programs where an investment professional received an advance payment on the transaction.

(2) The Adviser has agreed to waive contractually through February 18, 2006, 0.05% of its management fee.

(3) The Adviser expects to waive voluntarily a portion of the management fee. The Adviser can terminate this voluntary waiver at any time. The management fee to be paid by the Fund (after the anticipated voluntary waiver) will be 0.75% for the fiscal year ending November 30, 2006.


The purpose of this table is to assist you in understanding the various costs and expenses that a shareholder of each of RMK Growth Fund and Growth Equity Fund currently pay and the costs and expenses that a shareholder of RMK Growth Fund will pay after the Reorganization occurs.

EXAMPLE


This example is intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in each Fund's Class A Shares for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that each Fund's Class A Shares operating expenses remain the same. The example reflects the contractual fee waiver fro Growth Equity Fund in place through February 18, 2006. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:


--------------------------------------------------------------------------------
                GROWTH EQUITY FUND     RMK GROWTH FUND      RMK GROWTH FUND PRO
                                                               FORMA COMBINED
--------------------------------------------------------------------------------
Year 1                     $701                   $674                    $674
--------------------------------------------------------------------------------
Year 3                    $1,021                  $935                    $935
--------------------------------------------------------------------------------
Year 5                    $1,365                 $1,216                  $1,216
--------------------------------------------------------------------------------
Year 10                   $2,333                 $2,018                  $2,018
--------------------------------------------------------------------------------

RMK GROWTH FUND AND GROWTH EQUITY FUND - CLASS I SHARES

This table sets forth the fees and expenses that you may pay if you buy and hold Class I Shares of Growth Equity Fund, RMK Growth Fund, and RMK Growth Fund Pro Forma Combined.



----------------------------------------------------------------------------------------------------------------------
SHAREHOLDER FEES                                             GROWTH          RMK             RMK GROWTH FUND PRO
----------------------------------------------------------------------------------------------------------------------

                                                     -11-

----------------------------------------------------------------------------------------------------------------------
                                                             EQUITY FUND     GROWTH          PRO FORMA COMBINED
                                                                             FUND
----------------------------------------------------------------------------------------------------------------------

FEES PAID DIRECTLY FROM YOUR INVESTMENT
----------------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases (as a       None            None            None
percentage of offering price)
----------------------------------------------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load) (as a percentage of     None            None            None
original purchase price or redemption proceeds, as
applicable)
----------------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Reinvested            None            None            None
Dividends (and other Distributions) (as a percentage of
offering price)
----------------------------------------------------------------------------------------------------------------------
Redemption Fee (as a percentage of amount redeemed, if       None            None            None
applicable)
----------------------------------------------------------------------------------------------------------------------
Exchange Fee                                                 None            None            None
----------------------------------------------------------------------------------------------------------------------
Maximum Account Fee                                          None            None            None
----------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSEs
----------------------------------------------------------------------------------------------------------------------
EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS (AS A
PERCENTAGE OF AVERAGE NET ASSETS)
----------------------------------------------------------------------------------------------------------------------
Management Fee                                               0.75(1)         0.80(2)         0.80(2)
----------------------------------------------------------------------------------------------------------------------
Distribution (12b-1) Fee                                     -               -               -
----------------------------------------------------------------------------------------------------------------------
Shareholder Services Fee                                     -               -               -
----------------------------------------------------------------------------------------------------------------------
Administrative Fee                                           0.12            0.09            0.09
----------------------------------------------------------------------------------------------------------------------
Other Expenses                                               0.44            0.14            0.14
----------------------------------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                         1.31            1.03            1.03
----------------------------------------------------------------------------------------------------------------------

(1) The Adviser has agreed to waive contractually through February 18, 2006, 0.05% of its management fee.
(2) The Adviser expects to waive voluntarily a portion of the management fee. The Adviser can terminate this voluntary waiver at any time. The management fee to be paid by the Fund (after the anticipated voluntary waiver) will be 0.75% for the fiscal year ending November 30, 2006.


The purpose of this table is to assist you in understanding the various costs and expenses that a shareholder of each of RMK Growth Fund and Growth Equity Fund currently pay and the costs and expenses that a shareholder of RMK Growth Fund will pay after the Reorganization occurs.

EXAMPLE


This example is intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in each Fund's Class I Shares for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that each Fund's Class I Shares operating expenses remain the same. The example reflects the contractual fee waiver for Growth Equity Fund in place through February 18, 2006. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:


--------------------------------------------------------------------------------
                  GROWTH EQUITY FUND     RMK GROWTH FUND   RMK GROWTH FUND PRO
                                                             FORMA COMBINED
--------------------------------------------------------------------------------
Year 1                   $132                 $105                   $105
--------------------------------------------------------------------------------
Year 3                   $415                 $329                   $329
--------------------------------------------------------------------------------
Year 5                   $719                 $571                   $571
--------------------------------------------------------------------------------
Year 10                 $1,586               $1,267                 $1,267
--------------------------------------------------------------------------------

RMK BALANCED FUND AND BALANCED FUND - CLASS A SHARES

This table sets forth the fees and expenses that you may pay if you buy and hold Class A Shares of Balanced Fund, RMK Balanced Fund, and RMK Balanced Fund Pro Forma Combined.


----------------------------------------------------------------------------------------------------------------------
SHAREHOLDER FEES                                             BALANCED      RMK BALANCED      RMK BALANCED FUND PRO
                                                             FUND          FUND              FORMA COMBINED
----------------------------------------------------------------------------------------------------------------------

FEES PAID DIRECTLY FROM YOUR INVESTMENT
----------------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases (as a       5.50%         5.50%             5.50%
percentage of offering price)
----------------------------------------------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load) (as a percentage of     None (1)      None (1)          None (1)
original purchase price or redemption proceeds, as
applicable)
----------------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Reinvested            None          None              None
Dividends (and other Distributions) (as a percentage of
offering price)
----------------------------------------------------------------------------------------------------------------------
Redemption Fee (as a percentage of amount redeemed, if       None          None              None
applicable)
----------------------------------------------------------------------------------------------------------------------
Exchange Fee                                                 None          None              None
----------------------------------------------------------------------------------------------------------------------
Maximum Account Fee                                          None          None              None
----------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
----------------------------------------------------------------------------------------------------------------------
EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS (AS A
PERCENTAGE OF AVERAGE NET ASSETS)
----------------------------------------------------------------------------------------------------------------------
Management Fee                                               0.80(2)       0.80(3)           0.80(3)
----------------------------------------------------------------------------------------------------------------------
Distribution (12b-1) Fee                                     0.25          -                 -
----------------------------------------------------------------------------------------------------------------------
Shareholder Services Fee                                     -             0.25              0.25
----------------------------------------------------------------------------------------------------------------------
Administrative Fee                                           0.12          0.09              0.09
----------------------------------------------------------------------------------------------------------------------
Other Expenses                                               0.50          0.23              0.23
----------------------------------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                         1.67          1.37              1.37
----------------------------------------------------------------------------------------------------------------------

(1) On purchases of Class A Shares of $1 million or more, a contingent deferred sales charge of 1.00% of the redemption amount will apply to Class A Shares redeemed within 12 months of the purchase date under certain investment programs where an investment professional received an advance payment on the transaction.
(2) The Adviser has agreed to waive contractually through February 18, 2006, 0.20% of its management fee.
(3) The Adviser expects to waive voluntarily a portion of the management fee. The Adviser can terminate this voluntary waiver at any time. The management fee to be paid by the Fund (after the anticipated voluntary waiver) will be 0.75% for the fiscal year ending November 30, 2006.


The purpose of this table is to assist you in understanding the various costs and expenses that a shareholder of each of RMK Balanced Fund and Balanced Fund currently pay and the costs and expenses that a shareholder of RMK Balanced Fund will pay after the Reorganization occurs.

EXAMPLE


This example is intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in each Fund's Class A Shares for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that each Fund's Class A Shares operating expenses remain the same. The example reflects the contractual fee waiver for Balanced Fund in place through February 18, 2006. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:


--------------------------------------------------------------------------------
                 BALANCED FUND      RMK BALANCED FUND    RMK BALANCED FUND
                                                         PRO FORMA COMBINED
--------------------------------------------------------------------------------
Year 1               $705                 $682                   $682
--------------------------------------------------------------------------------
Year 3              $1,043                $961                   $961
--------------------------------------------------------------------------------
Year 5              $1,405               $1,261                 $1,261
--------------------------------------------------------------------------------
Year 10             $2,422               $2,114                 $2,114
--------------------------------------------------------------------------------

RMK BALANCED FUND AND BALANCED FUND - CLASS I SHARES

This table sets forth the fees and expenses that you may pay if you buy and hold Class I Shares of Balanced Fund, RMK Balanced Fund, and RMK Balanced Fund Pro Forma Combined.



----------------------------------------------------------------------------------------------------------------------
SHAREHOLDER FEES                                             BALANCED      RMK               RMK BALANCED FUND
                                                             FUND          BALANCED          PRO FORMA COMBINED
                                                                           FUND
----------------------------------------------------------------------------------------------------------------------

FEES PAID DIRECTLY FROM YOUR INVESTMENT
----------------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases (as a       None          None              None
percentage of offering price)
----------------------------------------------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load) (as a percentage of     None          None              None
original purchase price or redemption proceeds, as
applicable)
----------------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Reinvested            None          None              None
Dividends (and other Distributions) (as a percentage of
offering price)
----------------------------------------------------------------------------------------------------------------------
Redemption Fee (as a percentage of amount redeemed, if       None          None              None
applicable)
----------------------------------------------------------------------------------------------------------------------
Exchange Fee                                                 None          None              None
----------------------------------------------------------------------------------------------------------------------
Maximum Account Fee                                          None          None              None
----------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
----------------------------------------------------------------------------------------------------------------------
EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS (AS A
PERCENTAGE OF AVERAGE NET ASSETS)
----------------------------------------------------------------------------------------------------------------------
Management Fee                                               0.80(1)       0.80(2)           0.80(2)
----------------------------------------------------------------------------------------------------------------------
Distribution (12b-1) Fee                                     -             -                 -
----------------------------------------------------------------------------------------------------------------------
Shareholder Services Fee                                     -             -                 -
----------------------------------------------------------------------------------------------------------------------
Administrative Fee                                           0.12          0.09              0.09
----------------------------------------------------------------------------------------------------------------------
Other Expenses                                               0.48          0.23              0.23
----------------------------------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                         1.40          1.12              1.12
----------------------------------------------------------------------------------------------------------------------

(1) The Adviser has agreed to waive contractually through February 18, 2006, 0.20% of its management fee.
(2) The Adviser expects to waive voluntarily a portion of the management fee. The Adviser can terminate this voluntary waiver at any time. The management fee to be paid by the Fund (after the anticipated voluntary waiver) will be 0.75% for the fiscal year ending November 30, 2006.


The purpose of this table is to assist you in understanding the various costs and expenses that a shareholder of each of RMK Balanced Fund and Balanced Fund currently pay and the costs and expenses that a shareholder of RMK Balanced Fund will pay after the Reorganization occurs.

EXAMPLE


This example is intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in each Fund's Class I Shares for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that each Fund's Class I Shares operating expenses remain the same. The example reflects the contractual fee waiver for Balanced Fund in place through February 18, 2006. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:



--------------------------------------------------------------------------------
                BALANCED FUND      RMK BALANCED FUND          RMK BALANCED FUND
                                                              PRO FORMA COMBINED
--------------------------------------------------------------------------------
Year 1              $136                 $114                         $114
--------------------------------------------------------------------------------
Year 3              $438                 $357                         $357
--------------------------------------------------------------------------------
Year 5              $763                 $619                         $619
--------------------------------------------------------------------------------
Year 10            $1,683               $1,371                       $1,371
--------------------------------------------------------------------------------

RMK FIXED INCOME FUND AND INTERMEDIATE BOND FUND - CLASS A SHARES

This table sets forth the fees and expenses that you may pay if you buy and hold Class A Shares of Intermediate Bond Fund, RMK Fixed Income Fund, and RMK Fixed Income Fund Pro Forma Combined.



----------------------------------------------------------------------------------------------------------------------
SHAREHOLDER FEES                                        INTERMEDIATE BOND   RMK FIXED INCOME   RMK FIXED INCOME
                                                        FUND                     FUND           FUND PRO FORMA
                                                                                                  COMBINED
----------------------------------------------------------------------------------------------------------------------

FEES PAID DIRECTLY FROM YOUR INVESTMENT
------------------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases (as    2.00%               2.00%              2.00%
a percentage of offering price)
------------------------------------------------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load) (as a percentage   None (1)            None (1)           None (1)
of original purchase price or redemption proceeds, as
applicable)
------------------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Reinvested       None                None               None
Dividends (and other Distributions) (as a percentage
of offering price)
------------------------------------------------------------------------------------------------------------------------
Redemption Fee (as a percentage of amount redeemed,     None                None               None
if applicable)
------------------------------------------------------------------------------------------------------------------------
Exchange Fee                                            None                None               None
------------------------------------------------------------------------------------------------------------------------
Maximum Account Fee                                     None                None               None
------------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
------------------------------------------------------------------------------------------------------------------------
EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS (AS A
PERCENTAGE OF AVERAGE NET ASSETS)
------------------------------------------------------------------------------------------------------------------------
Management Fee                                          0.50                0.75               0.75
------------------------------------------------------------------------------------------------------------------------
Distribution (12b-1) Fee                                0.25                -                  -
------------------------------------------------------------------------------------------------------------------------
Shareholder Services Fee                                -                   0.25               0.25
------------------------------------------------------------------------------------------------------------------------
Administrative Fee                                      0.12                0.09               0.09
------------------------------------------------------------------------------------------------------------------------
Other Expenses                                          0.29                0.14               0.14
------------------------------------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                    1.16                1.23               1.23
------------------------------------------------------------------------------------------------------------------------
Less Contractual Fee Waiver                             - (2)               0.25(3)            0.25(3)
------------------------------------------------------------------------------------------------------------------------
Total Net Annual Fund Operating Expenses                1.16                0.98               0.98
------------------------------------------------------------------------------------------------------------------------

(1) On purchases of Class A Shares of $1 million or more, a contingent deferred sales charge of 1.00% of the redemption amount will apply to Class A Shares redeemed within 12 months of the purchase date under certain investment programs where an investment professional received an advance payment on the transaction.
(2) The Adviser has agreed to waive contractually through February 18, 2006, 0.02% of its management fee.
(3) The Adviser has agreed to waive contractually through November 30, 2006, 0.25% of its management fee.


The purpose of this table is to assist you in understanding the various costs and expenses that a shareholder of each of RMK Fixed Income Fund and Intermediate Bond Fund currently pay and the costs and expenses that a shareholder of RMK Fixed Income Fund will pay after the Reorganization occurs.

EXAMPLE


This example is intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in each Fund's Class A Shares for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that each Fund's Class A Shares operating expenses remain the same. In addition, the example in Year 1 reflects the contractual fee waiver for RMK Fixed Income Fund through November 30, 2006. The example reflects the contractual fee waiver for Intermediate Bond Fund in place through February 18, 2006. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

--------------------------------------------------------------------------------
           INTERMEDIATE BOND FUND        RMK FIXED INCOME     RMK FIXED INCOME
                                              FUND             FUND PRO FORMA
                                                                 COMBINED
--------------------------------------------------------------------------------
Year 1              $316                       $298                 $298
--------------------------------------------------------------------------------
Year 3              $562                       $560                 $560
--------------------------------------------------------------------------------
Year 5              $827                       $841                 $841
--------------------------------------------------------------------------------
Year 10            $1,588                     $1,645               $1,645
--------------------------------------------------------------------------------



RMK FIXED INCOME FUND AND INTERMEDIATE BOND FUND - CLASS I SHARES

This table sets forth the fees and expenses that you may pay if you buy and hold Class I Shares of Intermediate Bond Fund, RMK Fixed Income Fund, and RMK Fixed Income Fund Pro Forma Combined.



-----------------------------------------------------------------------------------------------------------------------------
SHAREHOLDER FEES                                        INTERMEDIATE BOND FUND   RMK FIXED INCOME       RMK FIXED INCOME
                                                                                      FUND              FUND PRO FORMA
                                                                                                           COMBINED
-----------------------------------------------------------------------------------------------------------------------------

FEES PAID DIRECTLY FROM YOUR INVESTMENT
------------------------------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases (as    None                     None                   None
a percentage of offering price)
------------------------------------------------------------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load) (as a percentage   None                     None                   None
of original purchase price or redemption proceeds, as
applicable)
------------------------------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Reinvested       None                     None                   None
Dividends (and other Distributions) (as a percentage
of offering price)
------------------------------------------------------------------------------------------------------------------------------------
Redemption Fee (as a percentage of amount redeemed,     None                     None                   None
if applicable)
------------------------------------------------------------------------------------------------------------------------------------
Exchange Fee                                            None                     None                   None
------------------------------------------------------------------------------------------------------------------------------------
Maximum Account Fee                                     None                     None                   None
------------------------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
------------------------------------------------------------------------------------------------------------------------------------
EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS (AS A
PERCENTAGE OF AVERAGE NET ASSETS)
------------------------------------------------------------------------------------------------------------------------------------
Management Fee                                          0.50                     0.75                   0.75
------------------------------------------------------------------------------------------------------------------------------------
Distribution (12b-1) Fee                                -                        -                      -
------------------------------------------------------------------------------------------------------------------------------------
Shareholder Services Fee                                -                        -                      -
------------------------------------------------------------------------------------------------------------------------------------
Administrative Fee                                      0.12                     0.09                   0.09
------------------------------------------------------------------------------------------------------------------------------------
Other Expenses                                          0.27                     0.14                   0.14
------------------------------------------------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                    0.89                     0.98                   0.98
------------------------------------------------------------------------------------------------------------------------------------
Less Contractual Fee Waiver                             - (1)                    0.25(2)                0.25(2)
------------------------------------------------------------------------------------------------------------------------------------
Total Net Annual Fund Operating Expenses                0.89                     0.73                   0.73
------------------------------------------------------------------------------------------------------------------------------------

(1) The Adviser has agreed to waive contractually through February 18, 2006, 0.02% of its management fee.
(2) The Adviser has agreed to waive contractually through November 30, 2006, 0.25% of its management fee.


The purpose of this table is to assist you in understanding the various costs and expenses that a shareholder of each of RMK Fixed Income Fund and Intermediate Bond Fund currently pay and the costs and expenses that a shareholder of RMK Fixed Income Fund will pay after the Reorganization occurs.

EXAMPLE


This example is intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in each Fund's Class I Shares for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that each Fund's Class I Shares operating expenses remain the same. In addition, the example reflects in Year 1 the contractual fee waiver for RMK Fixed Income Fund through November 30, 2006. The example reflects the contractual fee waiver for

Intermediate Bond Fund in place through February 18, 2006. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:


--------------------------------------------------------------------------------
               INTERMEDIATE BOND FUND   RMK FIXED INCOME       RMK FIXED INCOME
                                             FUND               FUND PRO FORMA
                                                                  COMBINED
--------------------------------------------------------------------------------
Year 1                   $90                     $75                $75
--------------------------------------------------------------------------------
Year 3                  $284                    $288               $288
--------------------------------------------------------------------------------
Year 5                  $494                    $520               $520
--------------------------------------------------------------------------------
Year 10                $1,102                  $1,186             $1,186
--------------------------------------------------------------------------------


RMK TAX EXEMPT BOND FUND AND TAX-EXEMPT BOND FUND - CLASS A SHARES

This table sets forth the fees and expenses that you may pay if you buy and hold Class A Shares of Tax-Exempt Bond Fund, RMK Tax Exempt Bond Fund, and RMK Tax Exempt Bond Fund Pro Forma Combined.



----------------------------------------------------------------------------------------------------------------------
SHAREHOLDER FEES                                        TAX-EXEMPT      RMK TAX            RMK TAX EXEMPT BOND
                                                        BOND FUND       EXEMPT FUND        FUND PRO FORMA
                                                                        FUND                  COMBINED
----------------------------------------------------------------------------------------------------------------------

FEES PAID DIRECTLY FROM YOUR INVESTMENT
----------------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases (as    2.00%           2.00%              2.00%
a percentage of offering price)
----------------------------------------------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load) (as a percentage   None (1)        None (1)           None (1)
of original purchase price or redemption proceeds, as
applicable)
----------------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Reinvested       None            None               None
Dividends (and other Distributions) (as a percentage
of offering price)
----------------------------------------------------------------------------------------------------------------------
Redemption Fee (as a percentage of amount redeemed,     None            None               None
if applicable)
----------------------------------------------------------------------------------------------------------------------
Exchange Fee                                            None            None               None
----------------------------------------------------------------------------------------------------------------------
Maximum Account Fee                                     None            None               None
----------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
----------------------------------------------------------------------------------------------------------------------
EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS (AS A
PERCENTAGE OF AVERAGE NET ASSETS)
----------------------------------------------------------------------------------------------------------------------
Management Fee                                          0.50(2)         0.50(3)            0.50(3)
----------------------------------------------------------------------------------------------------------------------
Distribution (12b-1) Fee                                0.25            -                  -
----------------------------------------------------------------------------------------------------------------------
Shareholder Services Fee                                -               0.25               0.25
----------------------------------------------------------------------------------------------------------------------
Administrative Fee                                      0.12            0.09               0.09
----------------------------------------------------------------------------------------------------------------------
Other Expenses                                          0.82            0.25               0.25
----------------------------------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                    1.69            1.09               1.09
----------------------------------------------------------------------------------------------------------------------

(1) On purchases of Class A Shares of $1 million or more, a contingent deferred sales charge of 1.00% of the redemption amount will apply to Class A Shares redeemed within 12 months of the purchase date under certain investment programs where an investment professional received an advance payment on the transaction.
(2) The Adviser has agreed to waive contractually through February 18, 2006, 0.35% of its management fee. (3) The Adviser expects to voluntarily waive a portion of the management fee. The Adviser can terminate this voluntary waiver at any time. The management fee to be paid by the Fund (after the anticipated voluntary waiver) will be 0.25% for the fiscal year ending November 30, 2006.


The purpose of this table is to assist you in understanding the various costs and expenses that a shareholder of each of RMK Tax Exempt Bond Fund and Tax-Exempt Bond Fund currently pay and the costs and expenses that a shareholder of RMK Tax Exempt Bond Fund will pay after the Reorganization occurs.

EXAMPLE


This example is intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in each Fund's Class A Shares for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that each Fund's Class A Shares operating expenses remain the same. The example reflects the contractual fee waiver for Tax-Exempt Bond Fund in place through February 18, 2006. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:



-------------------------------------------------------------------------------------------------
              TAX-EXEMPT BOND FUND       RMK TAX EXEMPT BOND          RMK TAX EXEMPT BOND FUND
                                                FUND                    FUND PRO FORMA
                                                                           COMBINED
-------------------------------------------------------------------------------------------------

Year 1                $357                         $309                         $309
-------------------------------------------------------------------------------------------------
Year 3                $713                         $541                         $541
-------------------------------------------------------------------------------------------------
Year 5               $1,092                        $791                         $791
-------------------------------------------------------------------------------------------------
Year 10              $2,158                       $1,510                       $1,510
-------------------------------------------------------------------------------------------------

RMK TAX EXEMPT BOND FUND AND TAX-EXEMPT BOND FUND - CLASS I SHARES

This table sets forth the fees and expenses that you may pay if you buy and hold Class I Shares of Tax-Exempt Bond Fund, RMK Tax Exempt Bond Fund, and RMK Tax Exempt Bond Fund Pro Forma Combined.



----------------------------------------------------------------------------------------------------------------------
SHAREHOLDER FEES                                        TAX-EXEMPT      RMK TAX EXEMPT BOND    RMK TAX EXEMPT BOND
                                                        BOND FUND             FUND               FUND PRO FORMA
                                                                                                    COMBINED
----------------------------------------------------------------------------------------------------------------------

FEES PAID DIRECTLY FROM YOUR INVESTMENT
----------------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases (as    None            None               None
a percentage of offering price)
----------------------------------------------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load) (as a percentage   None            None               None
of original purchase price or redemption proceeds, as
applicable)
----------------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Reinvested       None            None               None
Dividends (and other Distributions) (as a percentage
of offering price)
----------------------------------------------------------------------------------------------------------------------
Redemption Fee (as a percentage of amount redeemed,     None            None               None
if applicable)
----------------------------------------------------------------------------------------------------------------------
Exchange Fee                                            None            None               None
----------------------------------------------------------------------------------------------------------------------
Maximum Account Fee                                     None            None               None
----------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
----------------------------------------------------------------------------------------------------------------------
EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS (AS A
PERCENTAGE OF AVERAGE NET ASSETS)
----------------------------------------------------------------------------------------------------------------------
Management Fee                                          0.50(1)         0.50(2)            0.50(2)
----------------------------------------------------------------------------------------------------------------------
Distribution (12b-1) Fee                                -               -                  -
----------------------------------------------------------------------------------------------------------------------
Shareholder Services Fee                                -               -                  -
----------------------------------------------------------------------------------------------------------------------
Administrative Fee                                      0.12            0.09               0.09
----------------------------------------------------------------------------------------------------------------------
Other Expenses                                          0.78            0.25               0.25
----------------------------------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                    1.40            0.84               0.84
-----------------------------------------------------------------------------------------------------------------------

(1) The Adviser has agreed to waive contractually through February 18, 2006, 0.35% of its management fee.
(2) The Adviser expects to waive voluntarily a portion of the management fee. The Adviser can terminate this voluntary waiver at any time. The management fee to be paid by the Fund (after the anticipated voluntary waiver) will be 0.25% for the fiscal year ending November 30, 2006.


The purpose of this table is to assist you in understanding the various costs and expenses that a shareholder of each of RMK Tax Exempt Bond Fund and Tax-Exempt Bond Fund currently pay and the costs and expenses that a shareholder of RMK Tax Exempt Bond Fund will pay after the Reorganization occurs.

EXAMPLE


This example is intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in each Fund's Class I Shares for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that each Fund's Class I Shares operating expenses remain the same. The example reflects the contractual fee waiver for Tax-Exempt Bond Fund in place through February 18, 2006. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:


--------------------------------------------------------------------------------
               TAX-EXEMPT BOND FUND     RMK TAX EXEMPT BOND  RMK TAX EXEMPT BOND
                                               FUND             FUND PRO FORMA
                                                                  COMBINED
--------------------------------------------------------------------------------
Year 1                 $131                        $86                  $86
--------------------------------------------------------------------------------
Year 3                 $433                       $269                 $269
--------------------------------------------------------------------------------
Year 5                 $758                       $468                 $468
--------------------------------------------------------------------------------
Year 10               $1,679                     $1,044               $1,044
--------------------------------------------------------------------------------

RMK MONEY MARKET FUND AND MONEY MARKET FUND - CLASS A SHARES

This table sets forth the fees and expenses that you may pay if you buy and hold Class A Shares of Money Market Fund, RMK Money Market Fund, and RMK Money Market Fund Pro Forma Combined.



----------------------------------------------------------------------------------------------------------------------
SHAREHOLDER FEES                                          MONEY MARKET    RMK MONEY        RMK MONEY MARKET FUND
                                                          FUND            MARKET FUND      PRO FORMA COMBINED
----------------------------------------------------------------------------------------------------------------------

FEES PAID DIRECTLY FROM YOUR INVESTMENT
----------------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases (as a    None            None             None
percentage of offering price)
----------------------------------------------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load) (as a percentage     None            None             None
of original purchase price or redemption proceeds, as
applicable)
----------------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Reinvested         None            None             None
Dividends (and other Distributions) (as a percentage of
offering price)
----------------------------------------------------------------------------------------------------------------------
Redemption Fee (as a percentage of amount redeemed, if    None            None             None
applicable)
----------------------------------------------------------------------------------------------------------------------
Exchange Fee                                              None            None             None
----------------------------------------------------------------------------------------------------------------------
Maximum Account Fee                                       None            None             None
----------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
----------------------------------------------------------------------------------------------------------------------
EXPENSES THAT ARE DEDUCTED FROM FUND ASSET (AS A
PERCENTAGE OF AVERAGE NET ASSETS
----------------------------------------------------------------------------------------------------------------------
Management Fee                                            0.50(1)         0.40(2)          0.40(2)
----------------------------------------------------------------------------------------------------------------------
Distribution (12b-1) Fee                                  -               0.25             0.25
----------------------------------------------------------------------------------------------------------------------
Shareholder Services Fee                                  0.25            -                -
----------------------------------------------------------------------------------------------------------------------
Administrative Fee                                        0.09            0.12             0.12
----------------------------------------------------------------------------------------------------------------------
Other Expenses                                            0.18            0.42             0.42
----------------------------------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                      1.02            1.19             1.19
----------------------------------------------------------------------------------------------------------------------
Less Expense Reimbursement                                -               -                0.17(3)
----------------------------------------------------------------------------------------------------------------------
Total Net Annual Fund Operating Expenses                  1.02            1.19             1.02
----------------------------------------------------------------------------------------------------------------------

(1) The Adviser expects to waive voluntarily a portion of the management fee. The Adviser can terminate this voluntary waiver at any time. The management fee to be paid by the Fund (after the anticipated voluntary waiver) will be 0.15% for the fiscal year ending November 30, 2006.
(2) The Adviser has agreed to waive contractually through February 18, 2006, 0.15% of its management fee.

(3) Upon consummation of the Reorganization, the Adviser has agreed to reimburse expenses until November 30, 2006, so that the ratio of "Total Annual Fund Operating Expenses" for the RMK Money Market Fund does not exceed 1.02%.


The purpose of this table is to assist you in understanding the various costs and expenses that a shareholder of each of RMK Tax Exempt Bond Fund and Tax-Exempt Bond Fund currently pay and the costs and expenses that a shareholder of RMK Tax Exempt Bond Fund will pay after the Reorganization occurs.

EXAMPLE


This example is intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in each Fund's Class A Shares for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that each Fund's Class A Shares operating expenses remain the same. In addition, the example reflects in Year 1 the expense reimbursement for RMK Money Market Fund through November 30, 2006. The example reflects the contractual fee waiver for RMK Money Market Fund in place through February 18, 2006. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

--------------------------------------------------------------------------------
             MONEY MARKET FUND   RMK MONEY MARKET       RMK MONEY MARKET FUND
                                      FUND                PRO FORMA COMBINED
--------------------------------------------------------------------------------
Year 1             $104                  $104                     $104
--------------------------------------------------------------------------------
Year 3             $326                  $362                     $362
--------------------------------------------------------------------------------
Year 5             $566                  $641                     $641
--------------------------------------------------------------------------------
Year 10           $1,255                $1,436                   $1,436
--------------------------------------------------------------------------------


RMK MONEY MARKET FUND AND MONEY MARKET FUND - CLASS I SHARES

Because there are no Class I Shares of Money Market Fund, a comparison of the fees and expenses of Class I Shares of the Funds is not possible. For information regarding the fees and expenses of Class I Shares of RMK Money Market Fund, refer to the Prospectus and Statement of Additional Information, each dated February 18, 2005, as supplemented, of the Trust (File Nos. 33-44737 and 811-06511), relating to the Acquired Funds.

COMPARISON OF PERFORMANCE INFORMATION

The bar charts and tables below provide an indication of the potential risks and rewards of investing in each Acquiring Fund. The bar charts provide an indication of the risks of investing in each Acquiring Fund's Class A Shares and Class I Shares by showing changes in each Acquiring Fund's average annual total returns for one year, five years, and ten years (or since beginning of performance) through December 31, 2004, compared to the returns of a broad-based market index. The average annual return figures reflect the Fund's expenses and the maximum sales charge that you may be required to pay when you buy or redeem the Fund's shares. The figures assume reinvestment of dividends and distributions. Past performance does not guarantee future results.

COMPARISON OF RMK GROWTH FUND AND GROWTH EQUITY FUND

RMK GROWTH FUND

The following bar chart illustrates the annual total returns for the Fund's Class A Shares. The returns for Class I Shares of the Fund differ from the Class A returns shown in the bar chart to the extent their respective expenses differ. The total returns displayed in the bar chart do not reflect the payment of any sales charges; if it did, the total returns shown would be lower.

Risk/Return Bar Chart
Year-by-Year Total Returns as of December 31
CLASS A SHARES (1)

1995:      23.65%
1996:      23.03%
1997:      27.22%
1998:      41.74%
1999:      28.57%
2000:      (21.60%)
2001:      (19.20%)
2002:      (20.43%)
2003:      28.62%
2004:      0.65%

(1) EFFECTIVE JUNE 4, 2004, ALL CLASS B SHARES OF THE FUND CONVERTED TO CLASS A SHARES OF THE FUND. HISTORICAL TOTAL RETURN INFORMATION FOR ANY PERIOD OR PORTION THEREOF PRIOR TO THE COMMENCEMENT OF INVESTMENT OPERATIONS OF CLASS A SHARES (MAY 20, 1998) WILL BE THAT OF CLASS B SHARES AND REFLECT ALL CHARGES, EXPENSES AND FEES INCURRED BY CLASS B SHARES, WHICH WERE GENERALLY HIGHER THAN THE EXPENSES OF CLASS A SHARES, DURING SUCH PERIODS.


Year-to-date performance as of August 31, 2005:                 5.99%

Class A Shares highest quarterly return during years shown:    24.09%    December 31, 1998
Class A Shares lowest quarterly return during years shown:   (19.30)%    March 31, 2001

Average Annual Total Returns
(for the periods ended December 31, 2004)


The following table represents the Fund's Class A Shares and Class I Shares Average Annual Total Returns, reduced to reflect applicable sales charges, for the calendar period ended December 31, 2004. The table shows the Fund's total returns averaged over a period of years relative to the Standard & Poor's Index (S&P 500), a broad-based market index. The S&P 500 is an unmanaged capitalization weighted Index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregated market value of 500 stocks representing all major industries. Total returns for the index shown are not adjusted to reflect taxes, sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. The index is unmanaged, and unlike the Fund, is not affected by cash flows, expenses or transaction costs. It is not possible to invest directly in an index.



                                                             1        5        10
                                                            YEAR    YEARS    YEARS

CLASS A SHAREs (2) Return Before Taxes (with 5.50%
sales charge)                                             (4.89)%  (9.22)%   8.08%
--------------------------------------------------------------------------------------
CLASS AShares (2) Return After Taxes on Distributions (3)(4.94)%  (9.39)%   7.04%
--------------------------------------------------------------------------------------
CLASS A SHARES (2) Return After Taxes on Distributions
and Sale of Fund Shares (3)                               (3.11)%  (7.60)%  6.68%
--------------------------------------------------------------------------------------
CLASS I SHARES (1) Returns Before Taxes                     N/A      N/A      N/A
--------------------------------------------------------------------------------------
S&P 500                                                   10.84%  (2.29)%  12.04%
--------------------------------------------------------------------------------------

(1) AS OF DECEMBER 31, 2004, THE FUND'S CLASS I SHARES HAD NOT COMMENCED INVESTMENT OPERATIONS.

(2) EFFECTIVE JUNE 4, 2004, ALL CLASS B SHARES OF THE FUND CONVERTED TO CLASS A SHARES OF THE FUND. HISTORICAL TOTAL RETURN INFORMATION FOR ANY PERIOD OR PORTION THEREOF PRIOR TO THE COMMENCEMENT OF INVESTMENT OPERATIONS OF CLASS A SHARES (MAY 20, 1998) WILL BE THAT OF CLASS B SHARES AND REFLECT ALL CHARGES, EXPENSES AND FEES INCURRED BY CLASS B SHARES, WHICH WERE GENERALLY HIGHER THAN THE EXPENSES OF CLASS A SHARES, DURING SUCH PERIODS.

(3) After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical individual federal marginal income and capital gains tax rates at that time. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all Shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans. After-tax returns are shown only for Class A Shares. After-tax returns for other classes will be different.

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. FUND PERFORMANCE CHANGES OVER TIME AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN WHAT IS STATED. FOR CURRENT TO THE MOST RECENT MONTH- END PERFORMANCE, CALL 877-757-7424. FUNDS ARE NOT BANK DEPOSITS OR OBLIGATIONS, ARE NOT GUARANTEED BY ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN MUTUAL FUNDS INVOLVES INVESTMENT RISK, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

GROWTH EQUITY FUND

The following bar chart illustrates the annual total returns for the Fund's Class A Shares. The returns for Class I Shares of the Fund differ from the Class A returns shown in the bar chart to the extent their respective expenses differ. The total returns displayed in the bar chart do not reflect the payment of any sales charges; if it did, the total returns shown would be lower.

Risk/Return Bar Chart
Year-by-Year Total Returns as of December 31
CLASS A SHARES (1)


1995    34.87%
1996    21.43%
1997    20.48%
1998    30.70%
1999    23.45%
2000    (2.26)%
2001   (12.24)%
2002   (22.27)%
2003    24.44%
2004     4.07%


Year-to-date performance as of August 31, 2005:                3.44%

Class A Shares highest quarterly return during years shown:   21.43%    December 31, 1998
Class A Shares lowest quarterly return during years shown:   (14.60)%   September 30, 2002

------------------------------------------------------------------------------------------

Average Annual Total Returns
(for the periods ended December 31, 2004)


The following table represents the Fund's Class A Shares and Class I Shares Average Annual Total Returns, reduced to reflect applicable sales charges, for the calendar period ended December 31, 2004. The table shows the Fund's total returns averaged over a period of years relative to the Standard & Poor's Index (S&P 500), a broad-based market index and Lipper Large Cap Growth Index. The S&P 500 is an unmanaged capitalization weighted Index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregated market value of 500 stocks representing all major industries. The information provided regarding the Lipper Large Cap Growth Index shows how the fund's average annual returns compare with the returns of an index of funds that the Adviser believes have similar investment objectives. Total returns for the indices shown are not adjusted to reflect taxes, sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. The indices are unmanaged, and unlike the Fund, are not affected by cash flows, expenses or transaction costs. It is not possible to invest directly in an index.



                                                             1        5        10
                                                            YEAR    YEARS    YEARS

CLASS A SHARES Return Before Taxes                        (1.62)%  (3.98)%   10.02%
--------------------------------------------------------------------------------------
CLASS A SHARES Return After Taxes on Distributions (1)    (1.62)%  (3.98)%   10.02%
--------------------------------------------------------------------------------------
CLASS A SHARES Return After Taxes on Distributions and
Sale of Fund Shares (1)                                   (1.05)%  (3.34)%    8.96%
--------------------------------------------------------------------------------------
CLASS I SHARES Returns Before Taxes                        4.39%   (2.60)%   10.97%
--------------------------------------------------------------------------------------
S&P 500                                                   10.87%   (2.30)%   12.07%
--------------------------------------------------------------------------------------
LIPPER LARGE CAP GROWTH INDEX                              7.45%   (9.72)%    8.64%
--------------------------------------------------------------------------------------

(1) THE UNREGISTERED PREDECESSOR FUND WAS NOT SUBJECT TO THE SAME DISTRIBUTION REQUIREMENT AS A REGULATED INVESTMENT COMPANY. AFTER-TAX RETURNS FOR THE ONE YEAR PERIOD ARE CALCULATED USING THE HIGHEST HISTORICAL INDIVIDUAL FEDERAL MARGINAL INCOME TAX RATES AND DO NOT REFLECT THE IMPACT OF STATE AND LOCAL TAXES. ACTUAL AFTER-TAX RETURNS DEPEND ON AN INVESTOR'S TAX SITUATION AND MAY DIFFER FROM THOSE SHOWN. AFTER-TAX RETURNS SHOWN ARE NOT RELEVANT TO INVESTORS WHO HOLD THEIR SHARES THROUGH TAX-DEFERRED ARRANGEMENTS, SUCH AS 401(K) PLANS OR INDIVIDUAL RETIREMENT ACCOUNTS.

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. FUND PERFORMANCE CHANGES OVER TIME AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN WHAT IS STATED. FOR CURRENT TO THE MOST RECENT MONTH- END PERFORMANCE, CALL 877-757-7424. FUNDS ARE NOT BANK DEPOSITS OR OBLIGATIONS, ARE NOT GUARANTEED BY ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN MUTUAL FUNDS INVOLVES INVESTMENT RISK, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

COMPARISON OF RMK BALANCED FUND AND BALANCED FUND

RMK BALANCED FUND

The following bar chart illustrates the annual total returns for the Fund's Class A Shares. The returns for Class I Shares of the Fund differ from the Class A returns shown in the bar chart to the extent their respective expenses differ. The total returns displayed in the bar chart do not reflect the payment of any sales charges; if it did, the total returns shown would be lower.

Risk/Return Bar Chart
Year-by-Year Total Returns as of December 31
CLASS A SHARES (1)

1995:      19.64%
1996:      11.93%
1997:      19.69%
1998:      19.93%
1999:      8.82%
2000:      (2.86)%
2001:      (3.19)%
2002:      (7.40)%

2003:      13.50%
2004:      2.54%


(1) EFFECTIVE JUNE 4, 2004, ALL CLASS B SHARES OF THE FUND CONVERTED TO CLASS A SHARES OF THE FUND. HISTORICAL TOTAL RETURN INFORMATION FOR ANY PERIOD OR PORTION THEREOF PRIOR TO THE COMMENCEMENT OF INVESTMENT OPERATIONS OF CLASS A SHARES (MAY 20, 1998) WILL BE THAT OF CLASS B SHARES AND REFLECT ALL CHARGES, EXPENSES AND FEES INCURRED BY CLASS B SHARES, WHICH WERE GENERALLY HIGHER THAN THE EXPENSES OF CLASS A SHARES, DURING SUCH PERIODS.


Year-to-date performance as of August 31, 2005:                8.07%

Class A Shares highest quarterly return during years shown:   10.40%   June 30, 1997
Class A Shares lowest quarterly return during years shown:   (6.42)%   September 30, 2002

Average Annual Total Returns
(for the periods ended December 31, 2004)


The following table represents the Fund's Class A Shares and Class I Shares Average Annual Total Returns, reduced to reflect applicable sales charges, for the calendar period ended December 31, 2004. The table shows the Fund's total returns averaged over a period of years relative to the Standard & Poor's Index (S&P 500), a broad-based market index. The S&P 500 is an unmanaged capitalization weighted Index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregated market value of 500 stocks representing all major industries. Total returns for the index shown are not adjusted to reflect taxes, sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. The index is unmanaged, and unlike the Fund, is not affected by cash flows, expenses or transaction costs. It is not possible to invest directly in an index.



                                                             1        5        10
                                                            YEAR    YEARS    YEARS

CLASS A SHARES(2) Return Before Taxes (with 5.50% sales
charge)                                                   (3.10)%  (0.86)%    7.20%
--------------------------------------------------------------------------------------
CLASS A SHARES (2) Return After Taxes on Distributions (3)(3.50)%  (1.67)%    5.75%
--------------------------------------------------------------------------------------
CLASS A SHARES (2) Return After Taxes on Distributions
and Sale of Fund Shares (3)                               (1.91)%  (1.18)%    5.44%
--------------------------------------------------------------------------------------
CLASS I SHARES (1) Returns Before Taxes                     N/A      N/A       N/A
--------------------------------------------------------------------------------------
S&P 500                                                    10.84%  (2.29)%   12.04%
--------------------------------------------------------------------------------------

(1) AS OF DECEMBER 31, 2004, THE FUND'S CLASS I SHARES HAD NOT COMMENCED INVESTMENT OPERATIONS.

(2) EFFECTIVE JUNE 4, 2004, ALL CLASS B SHARES OF THE FUND CONVERTED TO CLASS A SHARES OF THE FUND. HISTORICAL TOTAL RETURN INFORMATION FOR ANY PERIOD OR PORTION THEREOF PRIOR TO THE COMMENCEMENT OF INVESTMENT OPERATIONS OF CLASS A SHARES (MAY 20, 1998) WILL BE THAT OF CLASS B SHARES AND REFLECT ALL CHARGES, EXPENSES AND FEES INCURRED BY CLASS B SHARES, WHICH WERE GENERALLY HIGHER THAN THE EXPENSES OF CLASS A SHARES, DURING SUCH PERIODS.

(3) AFTER-TAX RETURNS ARE CALCULATED USING A STANDARD SET OF ASSUMPTIONS. THE STATED RETURNS ASSUME THE HIGHEST HISTORICAL INDIVIDUAL FEDERAL MARGINAL INCOME AND CAPITAL GAINS TAX RATES AT THAT TIME. RETURN AFTER TAXES ON DISTRIBUTIONS ASSUMES A CONTINUED INVESTMENT IN THE FUND AND SHOWS THE EFFECT OF TAXES ON FUND DISTRIBUTIONS. RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES ASSUMES ALL SHARES WERE REDEEMED AT THE END OF EACH MEASUREMENT PERIOD, AND SHOWS THE EFFECT OF ANY TAXABLE GAIN (OR OFFSETTING LOSS) ON REDEMPTION, AS WELL AS THE EFFECTS OF TAXES ON FUND DISTRIBUTIONS. THESE AFTER-TAX RETURNS DO NOT REFLECT THE EFFECT OF ANY APPLICABLE STATE AND LOCAL TAXES. AFTER-TAX RETURNS ARE NOT RELEVANT TO INVESTORS HOLDING SHARES THROUGH TAX-DEFERRED PROGRAMS, SUCH AS IRA OR 401(K) PLANS. AFTER-TAX RETURNS FOR OTHER CLASSES WILL BE DIFFERENT.

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. FUND PERFORMANCE CHANGES OVER TIME AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN WHAT IS STATED. FOR CURRENT TO THE MOST RECENT MONTH- END PERFORMANCE, CALL 877-757-7424. FUNDS ARE NOT BANK DEPOSITS OR OBLIGATIONS, ARE NOT GUARANTEED BY ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN MUTUAL FUNDS INVOLVES INVESTMENT RISK, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

BALANCED FUND

The following bar chart illustrates the annual total returns for the Fund's Class A Shares. The returns for Class I Shares of the Fund differ from the Class A returns shown in the bar chart to the extent their respective expenses differ. The total returns displayed in the bar chart do not reflect the payment of any sales charges; if it did, the total returns shown would be lower.

Risk/Return Bar Chart
Year-by-Year Total Returns as of December 31
CLASS A SHARES (1)

2002:      (2.96)%
2003:      14.17%
2004:      1.22%



Year-to-date performance as of August 31, 2005:              5.99%

Class A Shares highest quarterly return during years shown:  8.45%   December 31, 2004
Class A Shares lowest quarterly return during years shown: (3.54)%   June 30, 2002
--------------------------------------------------------------------------------------

Average Annual Total Returns
(for the periods ended December 31, 2004)


The following table represents the Fund's Class A Shares and Class I Shares Average Annual Total Returns, reduced to reflect applicable sales charges, for the calendar period ended December 31, 2004. The table shows the Fund's total returns averaged over a period of years relative to the Standard & Poor's Index (S&P 500), a broad-based market index, Lehman Brothers Intermediate Government/Credit Bond Index, and Lipper Balanced Index. The S&P 500 is an unmanaged capitalization weighted Index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregated market value of 500 stocks representing all major industries. The Lehman Brothers Intermediate Government/Credit Bond Index also referenced in the table above is an unmanaged, independently maintained index that is composed of investment grade corporate debt issues as well as debt issues of U.S. government agencies and the U.S. Treasury with maturities between one and ten years. The information provided regarding the Lipper Balanced Index shows how the predecessor fund's average annual total returns compare with the returns of an index of funds that the Adviser believes has similar investment objectives. Total returns for each index shown are not adjusted to reflect taxes, sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. The indices are unmanaged, and unlike the Fund, are not affected by cash flows, expenses or transaction costs. It is not possible to invest directly in an index.



                                                                      COMMENCEMENT
                                                             1        OF INVESTMENT
                                                            YEAR   OPERATIONS (1/3/01)

Class A Shares Return Before Taxes                        (4.38)%         0.73%
----------------------------------------------------------------------------------------
Class A Shares Return After Taxes on Distributions (1)    (4.52)%         0.11%
----------------------------------------------------------------------------------------
Class A Shares Return After Taxes on Distributions and
Sale of Fund Shares (1)                                   (2.68)%         0.27%
----------------------------------------------------------------------------------------

                                      -25-

----------------------------------------------------------------------------------------
CLASS I SHARES (1) Returns Before Taxes                    1.50%          2.48%
----------------------------------------------------------------------------------------
S&P 500                                                   10.87%          N/A
----------------------------------------------------------------------------------------
LEHMAN BROTHERS INTERMEDIATE GOVERNMENT/CREDIT BOND INDEX  3.04%           N/A
----------------------------------------------------------------------------------------
LIPPER BALANCED INDEX                                      8.99%          2.91%
----------------------------------------------------------------------------------------

(1) AFTER-TAX RETURNS ARE CALCULATED USING THE HIGHEST HISTORICAL INDIVIDUAL FEDERAL MARGINAL INCOME TAX RATES AND DO NOT REFLECT THE IMPACT OF STATE AND LOCAL TAXES. ACTUAL AFTER-TAX RETURNS DEPEND ON AN INVESTOR'S TAX SITUATION AND MAY DIFFER FROM THOSE SHOWN. AFTER-TAX RETURNS SHOWN ARE NOT RELEVANT TO INVESTORS WHO HOLD THEIR FUND SHARES THROUGH TAX-DEFERRED ARRANGEMENTS, SUCH AS 401(K) PLANS OR INDIVIDUAL RETIREMENT ACCOUNTS.

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. FUND PERFORMANCE CHANGES OVER TIME AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN WHAT IS STATED. FOR CURRENT TO THE MOST RECENT MONTH- END PERFORMANCE, CALL 877-757-7424. FUNDS ARE NOT BANK DEPOSITS OR OBLIGATIONS, ARE NOT GUARANTEED BY ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN MUTUAL FUNDS INVOLVES INVESTMENT RISK, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

COMPARISON OF RMK FIXED INCOME FUND AND INTERMEDIATE BOND FUND

RMK FIXED INCOME FUND

The following bar chart illustrates the annual total returns for the Fund's Class A Shares. The returns for Class I Shares of the Fund differ from the Class A returns shown in the bar chart to the extent their respective expenses differ. The total returns displayed in the bar chart do not reflect the payment of any sales charges; if it did, the total returns shown would be lower.

Risk/Return Bar Chart
Year-by-Year Total Returns as of December 31
CLASS A SHARES (1)

1995:      15.99%
1996:      3.58%
1997:      7.96%
1998:      6.66%
1999:      (0.31)%
2000:      10.34%
2001:      8.17%
2002:      9.69%
2003:      1.84%
2004:      0.61%

(1) EFFECTIVE JUNE 4, 2004, ALL CLASS B SHARES OF THE FUND CONVERTED TO CLASS A SHARES OF THE FUND. HISTORICAL TOTAL RETURN INFORMATION FOR ANY PERIOD OR PORTION THEREOF PRIOR TO THE COMMENCEMENT OF INVESTMENT OPERATIONS OF CLASS A SHARES (MAY 20, 1998) WILL BE THAT OF CLASS B SHARES AND REFLECT ALL CHARGES, EXPENSES AND FEES INCURRED BY CLASS B SHARES, WHICH WERE GENERALLY HIGHER THAN THE EXPENSES OF CLASS A SHARES, DURING SUCH PERIODS.



Year-to-date performance as of August 31, 2005:                       1.70%

Class A Shares highest quarterly return during years shown:
                                                                      6.26%  June 30, 1995
Class A Shares lowest quarterly return during years shown:
                                                                    (2.62)%  June 30, 2004
------------------------------------------------------------------------------------------

Average Annual Total Returns
(for the periods ended December 31, 2004)


The following table represents the Fund's Class A Shares and Class I Shares Average Annual Total Returns, reduced to reflect applicable sales charges, for the calendar period ended December 31, 2004. The table shows the Fund's total returns averaged over a period of years relative to the Merrill Lynch 1-10 Year Government/Corporate A Rated and Above Index (ML1-10GCA+), a broad-based market index. The ML1-10GCA+ is a broad-based market index comprised of publicly placed, non-convertible, coupon-bearing domestic debt with maturities between 1 and 9.99 years, rated "A" or better. Total returns for the index shown are not adjusted to reflect taxes, sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. The index is unmanaged, and unlike the Fund, is not affected by cash flows, expenses or transaction costs. It is not possible to invest directly in an index.



                                                             1        5        10
                                                            Year    Years    Years

CLASS A SHARES (2) Return Before Taxes (with 2.00% sales
charge)                                                   (3.91)%   5.08%    5.86%
--------------------------------------------------------------------------------------
CLASS A SHARES (2) Return After Taxes on Distributions (3)(5.06)%   3.28%    3.85%
--------------------------------------------------------------------------------------
CLASS A SHARES (2) Return After Taxes on Distributions
and Sale of Fund Shares (3)                               (2.55)%   3.27%    3.78%
--------------------------------------------------------------------------------------
CLASS I SHARES (1) Returns Before Taxes                     N/A      N/A      N/A
--------------------------------------------------------------------------------------
ML1-10GCA+                                                 2.56%    6.94%    7.00%
--------------------------------------------------------------------------------------

(1) AS OF DECEMBER 31, 2004, THE FUND'S CLASS I SHARES HAD NOT COMMENCED INVESTMENT OPERATIONS.

(2) EFFECTIVE JUNE 4, 2004, ALL CLASS B SHARES OF THE FUND CONVERTED TO CLASS A SHARES OF THE FUND. HISTORICAL TOTAL RETURN INFORMATION FOR ANY PERIOD OR PORTION THEREOF PRIOR TO THE COMMENCEMENT OF INVESTMENT OPERATIONS OF CLASS A SHARES (MAY 20, 1998) WILL BE THAT OF CLASS B SHARES AND REFLECT ALL CHARGES, EXPENSES AND FEES INCURRED BY CLASS B SHARES, WHICH WERE GENERALLY HIGHER THAN THE EXPENSES OF CLASS A SHARES, DURING SUCH PERIODS.

(3) AFTER-TAX RETURNS ARE CALCULATED USING A STANDARD SET OF ASSUMPTIONS. THE STATED RETURNS ASSUME THE HIGHEST HISTORICAL INDIVIDUAL FEDERAL MARGINAL INCOME AND CAPITAL GAINS TAX RATES AT THAT TIME. RETURN AFTER TAXES ON DISTRIBUTIONS ASSUMES A CONTINUED INVESTMENT IN THE FUND AND SHOWS THE EFFECT OF TAXES ON FUND DISTRIBUTIONS. RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES ASSUMES ALL SHARES WERE REDEEMED AT THE END OF EACH MEASUREMENT PERIOD, AND SHOWS THE EFFECT OF ANY TAXABLE GAIN (OR OFFSETTING LOSS) ON REDEMPTION, AS WELL AS THE EFFECTS OF TAXES ON FUND DISTRIBUTIONS. THESE AFTER-TAX RETURNS DO NOT REFLECT THE EFFECT OF ANY APPLICABLE STATE AND LOCAL TAXES. AFTER-TAX RETURNS ARE NOT RELEVANT TO INVESTORS HOLDING SHARES THROUGH TAX-DEFERRED PROGRAMS, SUCH AS IRA OR 401(K) PLANS. AFTER-TAX RETURNS ARE SHOWN ONLY FOR CLASS A SHARES. AFTER-TAX RETURNS FOR OTHER CLASSES WILL BE DIFFERENT.

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. FUND PERFORMANCE CHANGES OVER TIME AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN WHAT IS STATED. FOR CURRENT TO THE MOST RECENT MONTH- END PERFORMANCE, CALL 877-757-7424. FUNDS ARE NOT BANK DEPOSITS OR OBLIGATIONS, ARE NOT GUARANTEED BY ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE U.S.

GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN MUTUAL FUNDS INVOLVES INVESTMENT RISK, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

INTERMEDIATE BOND FUND

The following bar chart illustrates the annual total returns for the Fund's Class A Shares. The returns for Class I Shares of the Fund differ from the Class A returns shown in the bar chart to the extent their respective expenses differ. The total returns displayed in the bar chart do not reflect the payment of any sales charges; if it did, the total returns shown would be lower.

Risk/Return Bar Chart
Year-by-Year Total Returns as of December 31
CLASS A SHARES (1)

1995:      14.69%
1996:      3.07%
1997:      7.55%
1998:      7.86%
1999:      (4.46)%
2000:      11.58%
2001:      7.91%
2002:      9.79%
2003:      2.98%
2004:      (0.61)%


Year-to-date performance as of August 31. 2005:                1.04%

Class A Shares highest quarterly return during years shown:    5.11%   June 30,1995
Class A Shares lowest quarterly return during years shown:   (4.85)%   June 30, 2004

------------------------------------------------------------------------------------

Average Annual Total Returns
(for the periods ended December 31, 2004)


The following table represents the Fund's Class A Shares and Class I Shares Average Annual Total Returns, reduced to reflect applicable sales charges, for the calendar period ended December 31, 2004. The table shows the Fund's total returns averaged over a period of years relative to the Standard & Poor's Index (S&P 500), a broad-based market index, Lehman Brothers Intermediate Government/Credit Bond Index, and Lipper Balanced Index. The S&P 500 is an unmanaged capitalization weighted Index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregated market value of 500 stocks representing all major industries. The Lehman Brothers Intermediate Government/Credit Bond Index also referenced in the table above is an unmanaged, independently maintained index that is composed of investment grade corporate debt issues as well as debt issues of U.S. government agencies and the U.S. Treasury with maturities between one and ten years. The information provided regarding the Lipper Intermediate Investment Grade Debt Fund Index shows how the predecessor fund's average annual total returns compare with the returns of an index of funds that the Adviser believes has similar investment objectives. Total returns for each index shown are not adjusted to reflect taxes, sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. The indices are unmanaged, and unlike the Fund, are not affected by cash flows, expenses or transaction costs. It is not possible to invest directly in an index.



                                                             1        5        10
                                                            YEAR    YEARS    YEARS

CLASS A SHARES Return Before Taxes                        (2.62)%   5.81%    5.68%
----------------------------------------------------------------------------------
CLASS A Shares Return After Taxes on Distributions (1)    (3.79)%   3.87%    3.48%
----------------------------------------------------------------------------------

                                      -28-

--------------------------------------------------------------------------------------
CLASS A SHARES Return After Taxes on Distributions and
Sale of Fund Shares (1)                                   (1.71)%   3.77%    3.48%
--------------------------------------------------------------------------------------
CLASS I SHARES Returns Before Taxes                       (0.31)%   6.47%    6.17%
--------------------------------------------------------------------------------------
LEHMAN BROTHERS INTERMEDIATE GOVERNMENT/CREDIT BOND INDEX   3.04%   7.21%    7.16%
--------------------------------------------------------------------------------------
LIPPER INTERMEDIATE INVESTMENT GRADE DEBT FUND INDEX        4.28%   7.33%    7.21%
--------------------------------------------------------------------------------------

(1) AFTER-TAX RETURNS ARE CALCULATED USING THE HIGHEST HISTORICAL INDIVIDUAL FEDERAL MARGINAL INCOME TAX RATES AND DO NOT REFLECT THE IMPACT OF STATE AND LOCAL TAXES. ACTUAL AFTER-TAX RETURNS DEPEND ON AN INVESTOR'S TAX SITUATION AND MAY DIFFER FROM THOSE SHOWN. AFTER-TAX RETURNS SHOWN ARE NOT RELEVANT TO INVESTORS WHO HOLD THEIR SHARES THROUGH TAX-DEFERRED ARRANGEMENTS, SUCH AS 401(K) PLANS OR INDIVIDUAL RETIREMENT ACCOUNTS.

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. FUND PERFORMANCE CHANGES OVER TIME AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN WHAT IS STATED. FOR CURRENT TO THE MOST RECENT MONTH- END PERFORMANCE, CALL 877-757-7424. FUNDS ARE NOT BANK DEPOSITS OR OBLIGATIONS, ARE NOT GUARANTEED BY ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN MUTUAL FUNDS INVOLVES INVESTMENT RISK, INCLUDING POSSIBLE LOSS OF PRINCIPAL. COMPARISON OF RMK TAX EXEMPT BOND FUND AND TAX-EXEMPT BOND FUND

RMK TAX EXEMPT BOND FUND

The Fund commenced investment operations on February 9, 2004. A performance bar chart and annual total return information is not available since the Fund had not been in operation for a full calendar year as of December 31, 2004.

Year-to-date performance as of August 31, 2005:         0.90%
--------------------------------------------------------------------------------

TAX-EXEMPT BOND FUND

The following bar chart illustrates the annual total returns for the Fund's Class A Shares. The returns for Class I Shares of the Fund differ from the Class A returns shown in the bar chart to the extent their respective expenses differ. The total returns displayed in the bar chart do not reflect the payment of any sales charges; if it did, the total returns shown would be lower.

Risk/Return Bar Chart
Year-by-Year Total Returns as of December 31
CLASS A SHARES

2001:      4.05%
2002:      8.06%
2003:      3.09%
2004:      1.59%


Year-to-date performance as of August 31, 2005:                0.59%

Class A Shares highest quarterly return during years shown:    3.77%   September 30, 2002

Class A Shares lowest quarterly return during years shown:   (2.32)%   June 30, 2004

---------------------------------------------------------------------------------------

Average Annual Total Returns

(for the periods ended December 31, 2004)


The following table represents the Fund's Class A Shares and Class I Shares Average Annual Total Returns, reduced to reflect applicable sales charges, for the calendar period ended December 31, 2004. The table shows the Fund's total returns averaged over a period of years relative to the Lehman Brothers 5-Year Municipal Bond Index and Lipper Intermediate Municipal Debt Funds Index. The Lehman Brothers 5-Year Municipal Bond Index is an unmanaged index generally representative of investment-grade, tax-exempt bonds with maturities between four and six years. The index does not reflect the deduction of fees associated with a mutual fund, such as investment management fees, or the deduction of taxes. The Lipper Intermediate Municipal Debt Funds Index shows how the fund's average annual total returns compare with the returns of an index of funds that the Adviser believes have similar investment objectives. Total returns for the indices shown are not adjusted to reflect taxes, sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. The indices are unmanaged, and unlike the Fund, are not affected by cash flows, expenses or transaction costs. It is not possible to invest directly in an index.



                                                                      COMMENCEMENT
                                                                      OF INVESTMENT
                                                             1         OPERATIONS
                                                            YEAR       (7/24/00)

CLASS A SHARES Return Before Taxes                        (0.43)%         4.26%
----------------------------------------------------------------------------------------
CLASS A SHARES Return After Taxes on Distributions (1)    (0.56)%         4.11%
----------------------------------------------------------------------------------------
CLASS A SHARES Return After Taxes on Distributions and
Sale of Fund Shares (1)                                     0.83%         4.12%
----------------------------------------------------------------------------------------
CLASS I SHARES Returns Before Taxes                         1.89%         5.02%
----------------------------------------------------------------------------------------
LEHMAN BROTHERS 5-YEAR MUNICIPAL BOND INDEX                 2.72%          N/A
----------------------------------------------------------------------------------------
LIPPER INTERMEDIATE MUNICIPAL DEBT FUNDS INDEX              2.85%         5.60%
----------------------------------------------------------------------------------------

(1) AFTER-TAX RETURNS ARE CALCULATED USING THE HIGHEST HISTORICAL INDIVIDUAL FEDERAL MARGINAL INCOME TAX RATES AND DO NOT REFLECT THE IMPACT OF STATE AND LOCAL TAXES. ACTUAL AFTER-TAX RETURNS DEPEND ON AN INVESTOR'S TAX SITUATION AND MAY DIFFER FROM THOSE SHOWN. AFTER-TAX RETURNS SHOWN ARE NOT RELEVANT TO INVESTORS WHO HOLD THEIR SHARES THROUGH TAX-DEFERRED ARRANGEMENTS, SUCH AS 401(K) PLANS OR INDIVIDUAL RETIREMENT ACCOUNTS.

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. FUND PERFORMANCE CHANGES OVER TIME AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN WHAT IS STATED. FOR CURRENT TO THE MOST RECENT MONTH- END PERFORMANCE, CALL 877-757-7424. FUNDS ARE NOT BANK DEPOSITS OR OBLIGATIONS, ARE NOT GUARANTEED BY ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN MUTUAL FUNDS INVOLVES INVESTMENT RISK, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

COMPARISON OF RMK MONEY MARKET FUND AND MONEY MARKET FUND

RMK MONEY MARKET FUND

The following bar chart illustrates the annual total returns for the Fund's predecessor fund Class A Shares. The returns for Class I Shares of the Fund differ from the Class A returns shown in the bar chart to the extent their respective expenses differ. The total returns displayed in the bar chart do not reflect the payment of any sales charges; if it did, the total returns shown would be lower.

Risk/Return Bar Chart
Year-by-Year Total Returns as of December 31
CLASS A SHARES

2000:      5.49%

2001:      3.29%
2002:      0.87%
2003:      0.27%
2004:      0.44%


Year-to-date performance as of August 31, 2005:              1.26%

Class A Shares highest quarterly return during years shown:  1.44%     December 31, 2000

Class A Shares lowest quarterly return during years shown:   0.03%     June 30, 2004

----------------------------------------------------------------------------------------

The Fund's 7-day yield for the quarter ended December 31, 2004 was 1.23% and the effective yield was 1.24%.

Average Annual Total Returns
(for the periods ended December 31, 2004)

The following table represents the Fund's Class A Shares and Class I Shares Average Annual Total Returns, reduced to reflect applicable sales charges, for the calendar period ended December 31, 2004.


                                                                               COMMENCEMENT
                                                                               OF INVESTMENT
                                                             1        5         OPERATIONS
                                                            YEAR    YEARS        (7/7/99)

CLASS A SHARES Return Before Taxes                         0.44%    2.05%          2.26%
CLASS I SHARES Return Before Taxes                         0.94%    2.56%          2.77%
-------------------------------------------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. FUND PERFORMANCE CHANGES OVER TIME AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN WHAT IS STATED. FOR CURRENT TO THE MOST RECENT MONTH- END PERFORMANCE, CALL 877-757-7424. FUNDS ARE NOT BANK DEPOSITS OR OBLIGATIONS, ARE NOT GUARANTEED BY ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN MUTUAL FUNDS INVOLVES INVESTMENT RISK, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

MONEY MARKET FUND

The following bar chart illustrates the annual total returns for the Fund's predecessor fund Class A Shares. The total returns displayed in the bar chart do not reflect the payment of any sales charges; if it did, the total returns shown would be lower.

Risk/Return Bar Chart
Year-by-Year Total Returns as of December 31
CLASS A SHARES

2002:      1.34%
2003:      0.75%
2004:      0.69%


Year-to-date performance as of August 31, 2005:              1.46%

Class A Shares highest quarterly return during years shown:  0.35%   June 30, 2002

Class A Shares lowest quarterly return during years shown:   0.10%   June 30,2004

----------------------------------------------------------------------------------


Class A Shares lowest quarterly return during years shown:            0.10%  June 30,2004
-----------------------------------------------------------------------------------------

The Fund's 7-day yield for the quarter ended December 31, 2004 was 1.39% and the effective yield was 1.40%.

Average Annual Total Returns
(for the periods ended December 31, 2004)

The following table represents the Fund's Class A Shares Average Annual Total Returns, reduced to reflect applicable sales charges, for the calendar period ended December 31, 2004.


                                             1     COMMENCEMENT
                                           YEAR    OF INVESTMENT
                                                    OPERATIONS
                                                     (12/3/01)
CLASS A SHARES Return Before Taxes         0.69%       0.94%
------------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. FUND PERFORMANCE CHANGES OVER TIME AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN WHAT IS STATED. FOR CURRENT TO THE MOST RECENT MONTH- END PERFORMANCE, CALL 877-757-7424. FUNDS ARE NOT BANK DEPOSITS OR OBLIGATIONS, ARE NOT GUARANTEED BY ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN MUTUAL FUNDS INVOLVES INVESTMENT RISK, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

CAPITALIZATION

Shares of the Acquiring Funds to be issued to shareholders of the corresponding Acquired Funds under the Plan will be fully paid and non-assessable when issued, transferable without restrictions and will have no preemptive or conversion rights. Reference is hereby made to the Prospectus of the Acquiring Funds provided herewith for additional information about shares of each Acquiring Fund.


The following tables set forth the unaudited capitalization of each Acquired Fund into its corresponding Acquiring Fund as of May 31, 2005 for all Funds except RMK Money Market Fund and Money Market Fund, which set forth data as of February 28, 2005.

RMK GROWTH FUND - GROWTH EQUITY FUND


                                                                                                         RMK Growth Fund -
                              Growth Equity Fund         RMK Growth Fund           Adjustment           Pro Forma Combined
                                Class A Shares           Class A Shares          Class A Shares           Class A Shares

        Net Assets                 1,988,207               392,714,024             1,988,207                394,702,231
     Net Asset Value
        Per Share                    12.55                    15.66                  15.66                     15.66
    Shares Outstanding            158,416.486            25,081,875.465           126,960.856             25,208,836.321

                                                                                                         RMK Growth Fund -
                              Growth Equity Fund         RMK Growth Fund           Adjustment           Pro Forma Combined
                                Class I Shares           Class I Shares          Class I Shares           Class I Shares
        Net Assets                33,089,708                 16,638                33,089,708               33,106,346
     Net Asset Value
        Per Share                    12.63                    15.66                  15.66                     15.66
    Shares Outstanding           2,619,475.380              1,063.144            2,113,008.174             2,114,071.318

RMK BALANCED FUND - BALANCED FUND



                                                                                                      RMK Balanced Fund - Pro
                                 Balanced Fund          RMK Balanced Fund          Adjustment             Forma Combined
                                Class A Shares           Class A Shares          Class A Shares           Class A Shares

        Net Assets                 1,963,757               118,479,339             1,963,757                120,443,096
     Net Asset Value
        Per Share                    10.17                    14.25                  14.25                     14.25
    Shares Outstanding            193,186.326             8,314,399.302           137,807.509              8,452,206.811

                                                                                                      RMK Balanced Fund - Pro
                                 Balanced Fund        RMK Balanced Fund(a)         Adjustment             Forma Combined
                                Class I Shares           Class I Shares          Class I Shares           Class I Shares
        Net Assets                49,930,822                    -                  49,930,822               49,930,822
     Net Asset Value
        Per Share                    10.18                      -                    14.25                     14.25
    Shares Outstanding           4,904,238.304                  -                3,503,917.333             3,503,917.333

(a)  As of May 31, 2005, Class I Shares of the RMK Balanced Fund had not commenced investment operations.

RMK FIXED INCOME FUND - INTERMEDIATE BOND FUND


                                                            RMK Fixed                                RMK Fixed Income Fund -
                               Intermediate Fund           Income Fund             Adjustment           Pro Forma Combined
                                Class A Shares           Class A Shares          Class A Shares           Class A Shares

        Net Assets                 3,348,966               248,165,712             3,348,966               251,514,678
     Net Asset Value
        Per Share                    12.38                    10.50                  10.50                    10.50
    Shares Outstanding            270,426.396            23,625,286.577           318,949.143             23,944,235.720

                                                        RMK Fixed Income                             RMK Fixed Income Fund -
                               Intermediate Fund             Fund(a)               Adjustment           Pro Forma Combined
                                Class I Shares           Class I Shares          Class I Shares           Class I Shares
        Net Assets                86,386,928                    -                  86,386,928               86,386,928
     Net Asset Value
        Per Share                    12.38                      -                    10.50                     10.50
    Shares Outstanding           6,976,767.345                  -                8,227,326.476            8,227,326.476

(a)  As of May 31, 2005, Class I Shares of the RMK Fixed Income Fund had not commenced investment operations.

RMK TAX EXEMPT BOND FUND - TAX-EXEMPT BOND FUND


                                                         RMK Intermediate                            RMK Intermediate
                                                           Tax Exempt                                Tax Exempt Bond Fund -
                             Tax Exempt Bond Fund           Bond Fund              Adjustment        Pro Forma Combined
                               Class A Shares            Class A Shares          Class A Shares      Class A Shares

       Net Assets                 1,370,478                59,543,582               1,370,478        60,914,060
    Net Asset Value
       Per Share                    10.08                     9.67                    9.67           9.67
   Shares Outstanding            135,972.373              6,155,041.342            141,724.716       6,296,766.058

                                                      RMK Intermediate Tax                           RMK Intermediate
                                                             Exempt                                  Tax Exempt Bond Fund -
                            Tax Exempt Bond Fund            Bond Fund              Adjustment        Pro Forma Combined
                               Class I Shares            Class I Shares          Class I Shares      Class A Shares
       Net Assets                10,177,702                  323,137               10,177,702        10,500,839
  Net Asset Value Per
         Share                      10.09                     9.68                    9.68           9.68
   Shares Outstanding           1,009,084.545              33,397.816             1,051,415.496      1,084,813.312

RMK MONEY MARKET FUND - MONEY MARKET FUND


                                                                                                      RMK Money Market Fund -
                              Money Market Fund       RMK Money Market Fund        Adjustment            Pro Forma Combined
                               Class A Shares            Class A Shares          Class A Shares            Class A Shares

       Net Assets                78,808,331                50,146,152              78,808,331               128,954,483
    Net Asset Value
       Per Share                    1.00                      1.00                    1.00                      1.00
   Shares Outstanding          78,808,502.550            50,175,731.980          78,808,502.550           128,984,234.530

                                                                                                      RMK Money Market Fund -
                              Money Market Fund       RMK Money Market Fund        Adjustment            Pro Forma Combined
                              Class I Shares(a)          Class I Shares          Class I Shares            Class I Shares
       Net Assets                     -                    120,494,805                  -                   120,494,805
    Net Asset Value
       Per Share                      -                       1.00                      -                       1.00
   Shares Outstanding                 -                  120,557,754.787                -                 120,557,754.787

(a)  There are no Class I Shares of the Money Market Fund.


INFORMATION ABOUT THE PROPOSED REORGANIZATIONS

TERMS OF THE PLAN

The Plan provides for the Reorganizations to occur on or about November 30, 2005. The Plan provides that all of the assets of each Acquired Fund will be transferred to the corresponding Acquiring Fund at the close of business or at such other time as to which the Funds may agree (the "Effective Time") on the Closing Date of the Reorganizations. In exchange for the transfer of these assets, each Acquiring Fund will (a) simultaneously issue at the Effective Time a number of full and fractional shares of the Acquiring Fund to the corresponding Acquired Fund equal in value to the aggregate net asset value of the corresponding Acquired Fund calculated before the Effective Time; and (b) assume all of the liabilities of the corresponding Acquired Fund.

Following the transfer of assets in exchange for shares of the respective Acquiring Fund, each corresponding Acquired Fund will distribute all of the shares of the respective Acquiring Fund pro rata to its shareholders of record in complete liquidation and termination of the Acquired Fund. Shareholders of each Acquired Fund owning shares at the Effective Time will receive a number of shares of the corresponding Acquiring Fund with the same aggregate value as the shareholder had in the Acquired Fund immediately before the Reorganizations. Such distribution will be accomplished by the establishment of accounts in the names of each Acquired Fund's shareholders on the share records of the corresponding Acquiring Fund's transfer agent. Each account will receive the respective pro rata number of full and fractional shares of the Acquiring Fund due to the shareholders of the corresponding Acquired Fund. The Acquired Funds will then be terminated.

Because both the RMK Money Market Fund and the Money Market Fund seek to maintain a net asset value of $1.00 per share, it is expected that shareholders will receive the same number of RMK Money Market Fund shares in that Reorganization as they held in the Money Market Fund before the Reorganization. For purposes of calculating the exchange ratio between the two Funds, their respective net asset values will be calculated based on amortized cost valuation procedures which have been adopted by the Board pursuant to SEC rules governing money market funds. The Plan provides that if the net asset value per share of the RMK Money Market Fund shares to be issued in the Reorganization and of the Money Market Fund shares to be surrendered in the Reorganization, based on "mark-to-market" valuations of the respective Funds' assets immediately prior to the closing time of the Reorganization pursuant to the Funds' valuation procedures, differ from one another by $0.0015 or more per share, the officers of the Trust shall postpone the closing until such time as the net asset values per share differ from one another by less than $0.0015 per share.

The Acquiring Funds do not issue share certificates to shareholders. Shares of each Acquiring Fund to be issued will have no preemptive or conversion rights. No sales charges will be imposed in connection with the receipt of such shares by shareholders of the Acquired Funds. Each Acquired Fund shareholder will receive shares of the same class of the applicable Acquiring Fund as they currently own of the applicable Acquired Fund. Each Reorganization is independent of the other; therefore, if the shareholders of one Acquired Fund approve their Reorganization, it is expected to proceed regardless of whether the shareholders of the other Acquired Funds approve their Reorganization.

The Plan contains customary representations, warranties and conditions. The Plan provides that the consummation of the Reorganizations with respect to each Acquired Fund and the corresponding Acquiring Fund is conditioned upon, among other things: (i) approval of the Reorganization by the relevant Acquired Fund's shareholders; and (ii) the receipt by the Acquired Fund and the Acquiring Fund of a tax opinion to the effect that the Reorganization will be tax-free to the Acquired Fund, its shareholders and the Acquiring Fund. The Plan may be terminated with respect to any Reorganization if, before the Closing Date, any of the required conditions has not been met, the representations and warranties are not true or the Board of the Acquired Funds or the Acquiring Funds, as the case may be, determines that the Reorganization is not in the best interests of the shareholders of an Acquired Fund or the corresponding Acquiring Fund, respectively.

To the extent described in the Plan, expenses solely and directly related to the Reorganizations (as determined in accordance with guidelines set by the Internal Revenue Service) will be paid by the Adviser or its affiliates.

DESCRIPTION OF THE SECURITIES TO BE ISSUED

Each Acquired Fund will receive shares of the corresponding Acquiring Fund in accordance with the procedures set forth in the Plan. Each such share will be fully paid and nonassessable by the Trust when issued and will have no preemptive or conversion rights.

The Trust has an unlimited number of authorized shares of beneficial interest, par value $0.001 per share. These authorized shares may be divided into series and classes thereof. The Restated and Amended Declaration of Trust of the Trust, as amended (the "Declaration of Trust") authorizes the Board to issue shares in different series. In addition, the Declaration of Trust authorizes the Board to create new series and to name the rights and preferences of the shareholders of each series. The Funds are separate series of the Trust.

Shareholders of each Acquired Fund will receive Class A or Class I Shares of the corresponding Acquiring Fund in connection with the Reorganizations. Class A Shares of each Acquired Fund, except for Money Market Fund, are subject to distribution plans adopted and administered pursuant to Rule 12b-1 under the 1940 Act (the "Distribution Plans"). Each Distribution Plan provides that the Funds subject thereto may pay annually a 12b-1 fee of 0.25% of the average daily net assets attributable to the Fund's Class A Shares for services rendered and expenses borne in connection with activities primarily intended to result in the sale of such shares. The Class A and Class I Shares of the Acquiring Funds, except for the RMK Money Market Fund's Class A Shares, are not subject to a 12b-1 fee. Class A Shares of the Acquiring Funds (except RMK Money Market Fund) are subject to a 0.25% shareholder services fee.

REASONS FOR THE PROPOSED REORGANIZATIONS


The Board of Trustees met on August 22, 2005 to consider information in connection with the Reorganizations. In determining whether to approve the Plan with respect to each Reorganization and to recommend its approval by shareholders, the Board, including those members who are not "interested persons" (within the meaning of the 1940 Act) (the "Independent Trustees"), with the advice and assistance of independent legal counsel, inquired into and considered a number of matters, including: (1) the terms and conditions of the Reorganization; (2) the compatibility of the investment programs of the Acquired Fund and the Acquiring Fund; (3) the historical expense ratios of the Funds on a comparative basis and projected pro forma estimated expense ratios; (4) the relative historical performance record of the Funds; (5) the greater long-term viability that will result from merging the Acquired Fund and the Acquiring Fund as compared to continuing to operate the Funds separately; (6) the continuity of advisory and portfolio management, distribution and shareholder services provided by the Reorganization; (7) that the Adviser or its affiliates would bear the costs of the Reorganization; (8) any benefits to the Adviser or its affiliates as a result of the Reorganization; and (9) the non-recognition of any gain or loss for federal income tax purposes to the Acquired Fund or its shareholders as a result of the Reorganization. The Board did not assign specific weights to any of this information, but it did consider all of it in determining, in its business judgment, to approve the Plan and to recommend its approval by shareholders.

At the meeting, representatives of the Adviser discussed the rationale for the Reorganizations. The Adviser's representatives explained that both the Acquired Funds and the Acquiring Funds were being managed by substantially the same portfolio managers pursuant to substantially similar investment objectives, policies, risks and limitations. They explained that merging the Funds likely would improve the overall efficiency of the Regions Morgan Keegan Select family of funds. Specifically, the Adviser's representatives stated that it is not desirable from a marketing or administrative perspective to maintain and distribute shares for pairs of similar series, such as the Acquiring Funds and the corresponding Acquired Funds. The Adviser's representatives acknowledged that the Reorganizations thus would benefit the Adviser and its affiliates to the extent that Reorganizations would result in more efficient operations. The Adviser's representatives also noted, however, that merging the Funds is expected to result in economies of scale for shareholders as fixed expenses would be dispersed over a larger asset and shareholder base.


The Adviser's representatives then discussed the historical performance records of the Funds. They noted that the RMK Growth Fund and Growth Equity Fund have comparable long-term performance records and that RMK Balanced Fund and RMK Fixed Income Fund have stronger long-term performance records than their corresponding Acquired Funds. They also noted that RMK Tax Exempt Bond Fund does not have as long a performance history as its corresponding Acquired Fund, but that its short-term performance record has been comparable to that of the Tax-Exempt Bond Fund. The Adviser's representatives further noted that RMK Money Market Fund has a stronger long-term performance record than the Money Market Fund.

The Adviser's representatives explained that alternatives to the Reorganizations were considered, including continuing to operate the Funds separately, but that it was determined that the more beneficial course of action would be to merge the Funds.

The Adviser's representatives then reviewed with the Board the terms and conditions of the Plan, noting that the Reorganizations were expected to be tax-free to each Acquired Fund and its shareholders. In this regard, the Adviser's representatives also noted that portfolio holdings of each Acquired

Fund generally are compatible with its corresponding Acquiring Fund's investment objective and policies and that, therefore, the Acquired Funds could transfer all or substantially all of their holdings to the Acquiring Funds, which would reduce sales of portfolio securities in connection with the Reorganizations and thus likely reduce transaction costs.

The Adviser's representatives also noted that the interests of the shareholders would not be diluted by the Reorganizations because each Reorganization would be effected on the basis of each participating Fund's net asset value. In the case of the money market fund mergers, they noted that, if the net asset value per share of the Money Market Fund and the RMK Money Market Fund shares, based on "mark-to-market" valuations of the respective Funds' assets immediately prior to the closing time of the Reorganization, differ from one another by $0.0015 or more per share, the Plan provides that the officers of the Trust shall postpone the closing until such time as the net asset values per share differ from one another by less than $0.0015 per share.

The Adviser's representatives further noted that the Plan provides that the Adviser or its affiliates would bear the costs of the Reorganizations. They then recommended that the Board approve the Reorganizations.


In reaching the decision to approve and to recommend approval of the Plan, the Board, including the Independent Trustees, concluded that the participation of each Acquired Fund in the Reorganizations would be in the best interests of each of the Acquired Funds and that the interests of the shareholders of the Acquired Funds would not be diluted as a result of the Reorganizations. The Board's conclusion to approve the Reorganizations was based on a number of factors, including the following:


     o Each Reorganization will permit the shareholders in the Acquired Fund to continue to invest in a Fund that pursues similar investment objectives, policies and strategies immediately following consummation of the Reorganization;

     o Each Reorganization will facilitate the marketing and sale of shares of the Acquiring Fund, which potentially could result in better cash flow into that Fund and lower expenses through economies of scale and also will provide greater opportunities for the Acquiring Fund to diversify its investments and make its operations more efficient;


     o    The Acquiring Funds have lower total annual expense ratios;


     o The Reorganizations are not expected to have any adverse tax results to shareholders;

     o The holdings of each Acquired Fund generally are compatible with the corresponding Acquiring Fund's investment objective and policies, and, thus, the Acquired Funds could transfer all or substantially all of their holdings to the Acquiring Funds in connection with the Reorganizations, which would reduce sales of portfolio securities in connection with the Reorganizations and thus likely reduce transaction costs in that connection;

     o As a result of the Reorganizations, each shareholder of one or more of the Acquired Funds would hold, immediately after the closing date, Class A or Class I shares of the corresponding Acquiring Fund having an aggregate value equal to the aggregate value of those Acquired Fund shares as of the closing date; and

     o    The   Adviser  or  its   affiliates   would  bear  the  costs  of  the
          Reorganizations.



On the basis of the information provided to it and its evaluation of that information, the Board, including the Independent Trustees, voted unanimously to approve the Plan and to recommend that the shareholders of the Acquired Funds also approve the Plan.

FEDERAL INCOME TAX CONSIDERATIONS

As a condition to each Reorganization, the Funds will receive an opinion of counsel, substantially to the effect that, on the basis of the existing provisions of the Code and the regulations thereunder, current administrative rules and court decisions, for federal income tax purposes:

     o    the  Reorganization  will qualify as a tax-free  reorganization  under section 368(a)(1)(C) of the Code, and the Acquired Fund and the Acquiring Fund each will be a "party to a reorganization" within the meaning of section 368(b) of the Code;

     o the Acquiring Fund will recognize no gain or loss upon its receipt of the Acquired Fund's assets in exchange solely for the Acquiring Fund's shares and the Acquiring Fund's assumption of the Acquired Fund's liabilities;

     o the Acquired Fund will recognize no gain or loss upon the transfer of its assets to the Acquiring Fund in exchange solely for the Acquiring Fund's shares and the Acquiring Fund's assumption of the Acquired Fund's liabilities or the distribution of the Acquiring Fund's shares to the Acquired Fund's shareholders in constructive exchange for their Acquired Fund's shares;

     o the shareholders of the Acquired Fund will recognize no gain or loss upon the exchange of their shares for Acquiring Fund shares;

     o the Acquiring Fund's tax basis in each Acquired Fund asset received by the Acquiring Fund in the Reorganization will be the same as the Acquired Fund's tax basis in that asset immediately prior to the Reorganization;

     o the Acquiring Fund's holding period for each such asset will include the period during which the asset was held by the Acquired Fund;

     o each Acquired Fund's shareholder's aggregate tax basis in the shares of the Acquiring Fund received by each shareholder of the Acquired Fund pursuant to the Reorganization will be the same as the aggregate tax basis of the shares of the Acquired Fund held by such shareholder immediately prior to the Reorganization; and

     o each Acquired Fund's shareholder's holding period for the Acquiring Fund's shares it receives pursuant to the Reorganization will include the period during which the shareholder held the Acquired Fund shares exchanged therefor, provided the Acquired Fund shares were held as capital assets at the Effective Time.

The foregoing opinion may state that no opinion is expressed as to the effect of the Reorganizations on the Acquiring Funds, the Acquired Funds or the Acquired Funds' shareholders with respect to any asset as to which unrealized gain or loss is required to be recognized for federal income tax purposes at the end of a taxable year (or on the termination or transfer thereof) under a mark-to-market system of accounting.


There would be taxes payable to shareholders in connection with income and capital gains distributions by the Acquired Funds immediately before the Closing Date. These distributions could include gains realized on the disposition of portfolio securities. If shareholders approve the Reorganizations, however, it is not anticipated that the Acquired Funds will dispose of any of their holdings in order to invest the proceeds in securities consistent with the Acquring Funds' holdings. Notwithstanding, the need for any of the Funds to dispose of investments may result in those Funds' selling securities at a disadvantageous time and price and would result in their incurring transaction costs that would not otherwise have been incurred.


Shareholders of the Acquired Funds should consult their tax advisers regarding the effect of the Reorganizations in light of their individual circumstances. Because the foregoing discussion only relates to the federal income tax consequences of the Reorganizations, those shareholders also should consult their tax advisers about state and local tax consequences of the Reorganizations.

ADDITIONAL INFORMATION ABOUT THE ACQUIRED FUNDS AND ACQUIRING FUNDS

MANAGEMENT OF THE TRUST

This section gives you information about the Trust, the Adviser, and the Managers for the Acquiring Funds.

THE TRUST

The Trust was established as a Massachusetts business trust under a Declaration of Trust dated October 15, 1991 and is registered with the SEC as an open-end management investment company. The Board is responsible for the overall management of the Trust and each of its series, including the Acquiring Funds and the Acquired Funds. The Trust issues shares of beneficial interest that are currently divided among seventeen series, each of which has authorized Class A and Class I Shares. This Proxy Statement/Prospectus describes the Class A and Class I Shares of the Funds.

Effective May 15, 1998, the Trust changed its name from "First Priority Funds" to "Regions Funds." Effective December 1, 2001, the Trust changed its name from "Regions Funds" to "Regions Morgan Keegan Select Funds." Prior to February 18, 2005, Growth Equity Fund, Balanced Fund, Tax-Exempt Bond Fund, Intermediate Bond Fund and RMK Money Market Fund were series of the LEADER Mutual Funds, the series of which were reorganized into series of the Trust on February 18, 2005.

THE ADVISER


The Adviser serves as the investment adviser to the Funds. Pursuant to the Funds' advisory agreement, the Adviser is responsible for the investment management of the Funds, including making investment decisions and placing orders to buy, sell or hold a particular security. The Adviser is entitled to receive an annual management fee equal to a percentage of each Fund's average daily net assets as set forth in the "Comparison of Fees and Expenses" section of this Proxy Statement/Prospectus.



Founded in 1986, the Adviser is an indirect, wholly owned subsidiary of Regions Financial Corporation (NYSE: RF), a publicly held financial holding company that provides retail and commercial banking, securities brokerage, mortgage, and insurance products and services. As of September 30, 2005, Regions Financial Corporation was one of the 25 largest bank holding companies in the United States.

The Adviser serves as investment adviser to the Trust, a separately registered investment company consisting of seventeen open-end series; Morgan Keegan Select Fund, Inc., a separately registered investment company consisting of three open-end series; RMK Advantage Income Fund, Inc., a separately registered closed-end investment company listed on the New York Stock Exchange under the ticker symbol RMA; RMK High Income Fund, Inc., a separately registered closed-end investment company listed on the New York Stock Exchange under the ticker symbol RMH; RMK Strategic Income Fund, Inc., a separately registered closed-end investment company listed on the New York Stock Exchange under the ticker symbol RSF; and Regions Morgan Keegan Trust. As of September 30, 2005, the Adviser had more than $13 billion in total assets under management. The Adviser's address is 417 North 20th Street, 15th Floor, Birmingham, Alabama, 35203.

THE MANAGERS

The Adviser has several portfolio mangers committed to the day-to-day management of the Acquiring Funds. The following table identifies each Acquiring Fund's portfolio manager(s). Several of the portfolio managers currently serve as portfolio managers of the Acquired Funds. Mr. Murray also serves as portfolio manager of Growth Equity Fund and Balanced Fund. Mr. Norris also serves as portfolio manager of Tax-Exempt Bond Fund and Intermediate Bond Fund. Mr. Smith also serves as portfolio manager of Intermediate Bond Fund.


     FUND                       FUND MANAGER(S)

     RMK GROWTH FUND            Charles A. Murray, CFA and David P. McGrath, CFA
--------------------------------------------------------------------------------
     RMK BALANCED FUND          Charles A. Murray, CFA
--------------------------------------------------------------------------------
     RMK FIXED INCOME FUND      Michael L. Smith and John B. Norris, V
--------------------------------------------------------------------------------
     RMK TAX EXEMPT BOND FUND   John B. Norris, V
--------------------------------------------------------------------------------
     RMK MONEY MARKET FUND      Chad A. Stafko and John B. Norris, V
--------------------------------------------------------------------------------

DAVID P. MCGRATH, CFA - Mr. McGrath is a Vice President and Senior Portfolio Manager for Morgan Asset Management, Inc. He has more than nine years experience in investment management and research. From 2001 to present, Mr. McGrath has served as Portfolio Manager for Regions Morgan Keegan Select Mid Cap Growth Fund and Regions Morgan Keegan Select Growth Fund. From 1999 to 2004, Mr. McGrath served as a Portfolio Manager for the Adviser assisting with the Regions Morgan Keegan Select Mid Cap Growth Fund and the Regions Morgan Keegan Select Growth Fund as well as managing various other accounts. Mr. McGrath received a B.S. in Finance from The University of Memphis in 1995 and a M.B.A. from Bryant College in 1998. He is a holder of the Chartered Financial Analyst designation.

CHARLES A. MURRAY, CFA - Mr. Murray is a Senior Vice President, Senior Portfolio Manager, and Senior Equity Strategist for Morgan Asset Management, Inc. He has more than thirty years of experience in investment management, research, and banking. From 1978 to the present, Mr. Murray has served as a Portfolio Manager at Morgan Asset Management, Inc. and its predecessor, and currently serves as the Portfolio Manager for the Regions Morgan Keegan Select Mid Cap Growth Fund, Regions Morgan Keegan Select Growth Fund, Regions Morgan Keegan Select Balanced Fund and Regions Morgan Keegan Select LEADER Growth Equity Fund. From 1978 to 1988, Mr. Murray served as the portfolio manager of various common trust funds at a bank later acquired by Regions Financial Corporation. Mr. Murray was the first portfolio manager of the First Priority Equity Fund (the predecessor fund to Regions Morgan Keegan Select Growth Fund) from 1992 to 1995. Mr. Murray has managed the Regions Morgan Keegan Select Mid Cap Growth Fund from its inception in March 1999 to present. He assumed lead manager of the Regions Morgan Keegan Select Growth Fund in September 2001. Mr. Murray was named primary portfolio manager of the Regions Morgan Keegan Select Balanced Fund in August 2004 and was named co-manager of LEADER Growth Fund in 2004. Mr. Murray received a B.S. in Finance from the University of Alabama in 1970. He is a holder of the Chartered Financial Analyst designation.

JOHN B. NORRIS, V - Mr. Norris is a Senior Vice President, Senior Portfolio Manager, Senior Fixed Income Strategist, and Chief Economist for Morgan Asset Management, Inc. He has more than thirteen years of experience in the investment management and research of money market and fixed-income securities. From 1999 to present, Mr. Norris has served as a Portfolio Manager at Morgan Asset Management, Inc. and currently serves as the Portfolio Manager for the Regions Morgan Keegan Select Limited Maturity Fixed Income Fund, Regions Morgan Keegan Select Fixed Income Fund, Regions Morgan Keegan Select Intermediate Tax Exempt Bond Fund, Regions Morgan Keegan Select Treasury Money Market Fund, Regions Morgan Keegan Select Government Money Market Fund, Regions Morgan Keegan Select LEADER Intermediate Bond Fund, Regions Morgan Keegan Select LEADER Tax-Exempt Bond Fund, Regions Morgan Keegan Select LEADER Money Market Fund, and Regions Morgan Keegan Select LEADER Tax-Exempt Bond Fund. From 1996 to 1999, Mr. Norris served as the Chief Investment Officer for a small trust company located in Birmingham, Alabama. From 1992 to 1996, Mr. Norris served as an Investment Officer and Portfolio Manager for the trust department of a commercial bank located in Baltimore, Maryland. Mr. Norris received a B.A. in History from Wake Forest University in 1990 and a M.B.A. from the University of Baltimore in 1994. He is a candidate in the Chartered Financial Analyst program.

MICHAEL L. SMITH - Mr. Smith is a Senior Vice President and Senior Portfolio Manager at Morgan Asset Management, Inc. He has more than sixteen years experience in investment research, trading, and portfolio management. From 2004 to present, Mr. Smith has served as the Portfolio Manager for the Regions Morgan Keegan Select Limited Maturity Fixed Income Fund, Regions Morgan Keegan Select Fixed Income Fund, and Regions Morgan Keegan Select LEADER Intermediate Bond Fund. From 2000 to 2004, Mr. Smith served as a Senior Portfolio Manager for SouthTrust Asset Management where he was responsible for managing all core institutional fixed income portfolios. From 1999 to 2000, Mr. Smith was a Vice-President and Institutional Salesperson at UBS Paine Webber. From 1993 to 1999, Mr. Smith was a Fixed Income Strategist and Portfolio Manager at Salomon Smith Barney. Mr. Smith began his career at Lehman Brothers in the fixed income trading area. Mr. Smith received a B.S. in Business Administration from the University of Denver in 1986 and a M.B.A. from the Owen School at Vanderbilt University in 1993.

CHAD A. STAFKO - Mr. Stafko has served as a Portfolio Manager for at least the past 5 years. Mr. Stafko is currently an Assistant Vice President and Portfolio Manager for the Adviser. He previously served in the same capacity with Union Planters Investment Advisors. Mr. Stafko has five years of experience in the investment management and research of money market, fixed- income and equity securities. Prior to joining the financial services industry he was in public accounting. Mr. Stafko has a B.S. in Finance and an MBA from Southern Illinois University.

THE SERVICE PROVIDERS

The service providers for each of the Funds are set forth in the table below.

SERVICE PROVIDER                        ACQUIRED FUNDS                        ACQUIRING FUNDS
----------------                        --------------                        ---------------
ADVISER                                 Morgan Asset Management, Inc.         Same
                                        417 North 20th Street
                                        Birmingham, AL 35203

ADMINISTRATOR                           Morgan Keegan & Company, Inc.         Same
                                        50 North Front Street
                                        Memphis, TN 38103

SUB-ADMINISTRATOR                       BISYS Fund Services Ohio, Inc.        For all Acquiring Funds, except RMK Money Market
                                        3435 Stelzer Road                     Fund -
                                        Columbus, Ohio 43219                  Regions Bank
                                                                              417 North 20th Street
                                                                              Birmingham, AL 35203

                                                                              For RMK Money Market Fund -
                                                                              BISYS Fund Services Ohio, Inc.
                                                                              3435 Stelzer Road
                                                                              Columbus, Ohio 43219

DISTRIBUTOR                             Morgan Keegan & Company, Inc.         Same
                                        50 North Front Street
                                        Memphis, TN 38103

TRANSFER AGENT                          For all Acquired Funds, except        Morgan Keegan & Company, Inc.
                                        Money Market Fund -                   50 North Front Street
                                        BISYS Fund Services Ohio, Inc.        Memphis, TN 38103
                                        3435 Stelzer Road
                                        Columbus, Ohio 43219

                                        Money Market Fund -
                                        Morgan Keegan & Company, Inc.
                                        50 North Front Street
                                        Memphis, TN 38103

FUND ACCOUNTING AGENT                   For all Acquired Funds                For all Acquiring Funds, except RMK Money Market
                                        BISYS Fund Services Ohio, Inc.        Fund -
                                        3435 Stelzer Road                     Morgan Keegan & Company, Inc.
                                        Columbus, Ohio 43219                  50 North Front Street
                                                                              Memphis, TN 38103

                                                                              For RMK Money Market Fund -
                                                                              BISYS Fund Services Ohio, Inc.
                                                                              3435 Stelzer Road
                                                                              Columbus, Ohio 43219

CUSTODIAN                               Regions Bank                          Same
                                        417 North 20th Street
                                        Birmingham, AL 35203

                                      -41-


INDEPENDENT REGISTERED                  PricewaterhouseCoopers LLP            Same
PUBLIC ACCOUNTING                       Morgan Keegan Tower
FIRM                                    50 North Front Street, Suite 1000
                                        Memphis, TN 38103


LEGAL COUNSEL                           Kirkpatrick & Lockhart Nicholson      Same
                                        Graham LLP
                                        1800 Massachusetts Ave., NW
                                        Washington, DC 20036


FUND DISTRIBUTION AND SHAREHOLDER SERVICE ARRANGEMENTS

Morgan Keegan & Co., Inc. ("Morgan Keegan") serves as the distributor for Shares of the Acquired Funds and the Acquiring Funds. Morgan Keegan, a wholly owned subsidiary of Regions Financial Corporation (NYSE: RF) and an affiliate of the Adviser, is registered as a broker-dealer under the Securities Exchange Act of 1934, as amended, and is a member of the National Association of Securities Dealers, Inc. Morgan Keegan provides personalized investment services to its clients through more than 200 offices in 18 states.

Morgan Keegan may offer certain items of nominal value from time to time to any shareholder or investor in connection with the sale of Fund Shares. The Distributor may select brokers, dealers and administrators (including depository or other institutions such as commercial banks and savings associations) to provide distribution and/or administrative services for which they will receive fees from the Distributor based upon Shares owned by their clients or customers. These services include general marketing services such as distributing prospectuses and other information, providing account assistance, and communicating or facilitating purchases and redemptions of the Funds' Shares.

Each of the Acquired Funds, except Money Market Fund, imposes a distribution (12b-1) fee of 0.25% of its Class A Shares (but not Class I Shares) assets. None of the Acquiring Funds, except RMK Money Market Fund, imposes a distribution (12b-1) fee with respect to Class A Shares or Class I Shares.

Morgan Keegan also serves as the shareholder servicing agent for the Acquiring Funds, except for RMK Money Markey Fund. The Funds' Class A Shares may pay fees up to 0.25% of their average daily net assets ("Service Fees") to Investment Professionals or to Regions Morgan Keegan Trust for providing services to shareholders and maintaining shareholder accounts. Under certain agreements, rather than paying Investment Professionals directly, the Funds may pay Service Fees to Regions Morgan Keegan Trust and Regions Morgan Keegan Trust will use those fees to compensate Investment Professionals.

BUYING AND SELLING SHARES

Purchases of shares of the Acquired Funds or the Acquiring Funds may be made by contacting your Morgan Keegan Financial Adviser or a Regions Morgan Keegan Trust Administrator or by calling Morgan Keegan at 1-800-222-8866. You may also visit the Morgan Keegan website at www.morgankeegan.com to locate the Morgan Keegan branch nearest you. New investors must complete Morgan Keegan's New Account Form and return it along with a check for your initial investment payable to "Morgan Keegan" to your Financial Adviser or to Morgan Keegan at 50 North Front Street, Memphis, Tennessee 38103. Purchases of shares also may be made through a broker-dealer, investment professional, financial institution or through an exchange from the same share class of another series of the Trust. Some authorized dealers may charge a transaction fee for this service. Each Fund reserves the right to reject any purchase request.

PURCHASE, REDEMPTION AND EXCHANGE PROCEDURES

Morgan Keegan is also the transfer agent and dividend disbursing agent for the Acquired Funds and the Acquiring Funds. Services provided by Morgan Keegan include the issuance, cancellation and transfer of the Funds' shares, and the maintenance of records regarding the ownership of such shares. Reference is made to the Combined Preliminary Prospectus of the Trust for a complete description of the purchase, exchange, and redemption procedures applicable to purchases, exchanges, and redemptions of Fund shares. Set forth below is a brief description of the significant purchase, exchange, and redemption procedures applicable to Fund shares.

PURCHASE  PROCEDURES.   The  following  charts  show  the  minimum  initial  and
subsequent investment amounts for each Fund:

MINIMUM INVESTMENTS - CLASS A SHARES

----------------------------------------------------------------------------------------------------------------------------
FUND     INITIAL     SUBSEQUENT     RETIREMENT PLAN     RETIREMENT PLAN SUBSEQUENT     SYSTEMATIC INVESTMENT PLAN SUBSEQUENT
        INVESTMENT   INVESTMENT    INVESTMENT MINIMUM       INVESTMENT MINIMUM                   INVESTMENT MINIMUM
         MINIMUM       MINIMUM
RMK       $1,000         $50              $250                      $50                                 $50
GROWTH
FUND

GROWTH    $1,000         $50              $250                      $50                                 $50
EQUITY
FUND
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
FUND       INITIAL    SUBSEQUENT    RETIREMENT PLAN    RETIREMENT PLAN SUBSEQUENT    SYSTEMATIC INVESTMENT PLAN SUBSEQUENT
         INVESTMENT   INVESTMENT  INVESTMENT MINIMUM       INVESTMENT MINIMUM                 INVESTMENT MINIMUM
           MINIMUM     MINIMUM
RMK        $1,000        $50             $250                     $50                                 $50
BALANCED
FUND

BALANCED   $1,000        $50             $250                     $50                                 $50
FUND
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
FUND           INITIAL   SUBSEQUENT   RETIREMENT PLAN   RETIREMENT PLAN SUBSEQUENT   SYSTEMATIC INVESTMENT PLAN SUBSEQUENT
             INVESTMENT  INVESTMENT  INVESTMENT MINIMUM     INVESTMENT MINIMUM                 INVESTMENT MINIMUM
               MINIMUM     MINIMUM
RMK FIXED      $1,000        $50            $250                    $50                               $50
INCOME FUND

INTERMEDIATE   $1,000        $50            $250                    $50                               $50
BOND FUND
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
FUND                  INITIAL   SUBSEQUENT  RETIREMENT PLAN  RETIREMENT PLAN SUBSEQUENT  SYSTEMATIC INVESTMENT PLAN SUBSEQUENT
                    INVESTMENT  INVESTMENT    INVESTMENT         INVESTMENT MINIMUM               INVESTMENT MINIMUM
                      MINIMUM    MINIMUM        MINIMUM
RMK
INTERMEDIATE
TAX EXEMPT
BOND FUND             $1,000       $50           $250                   $50                               $50

TAX-EXEMPT
BOND FUND             $1,000       $50           $250                   $50                               $50
----------------------------------------------------------------------------------------------------------------------------


----------------------------------------------------------------------------------------------------------------------------
FUND     INITIAL     SUBSEQUENT     RETIREMENT PLAN     RETIREMENT PLAN SUBSEQUENT     SYSTEMATIC INVESTMENT PLAN SUBSEQUENT
        INVESTMENT   INVESTMENT    INVESTMENT MINIMUM       INVESTMENT MINIMUM                   INVESTMENT MINIMUM
         MINIMUM       MINIMUM
RMK       $1,000         $50              $250                      $50                                 $50
MONEY
MARKET
FUND

MONEY     $1,000         $50              $250                      $50                                 $50
MARKET
FUND
----------------------------------------------------------------------------------------------------------------------------

There is no minimum initial investment for Class I Shares. However, Class I Shares are available only to a limited group of investors. If a shareholder is investing through a special program, such as a large employer-sponsored retirement plan or certain programs available through brokers, a shareholder may be eligible to purchase Class I Shares.

INITIAL INVESTMENT MINIMUMS OF THE ACQUIRING FUNDS WILL BE WAIVED FOR PURPOSES OF THE REORGANIZATIONS.

Due to the high cost of maintaining accounts with low balances, the Trust may redeem shares in a shareholder's account and pay the proceeds if the shareholder's account balance falls below the required minimum initial investment amount. Before shares are redeemed to close an account, the shareholder will be notified in writing and allowed 30 days to purchase additional shares to meet the minimum.

SALES CHARGE WHEN YOU PURCHASE (CLASS A SHARES ONLY). The purchase price of the Acquiring Funds' and Acquired Funds' shares is based on net asset value, plus any applicable sales charges. However, shareholders of the Acquired Funds will not be charged these sales charges in connection with the Reorganizations.

Class A Shares of Money Market Fund and RMK Money Market Fund are sold at NAV.

Class A Shares of Growth Equity Fund and RMK Growth Fund are sold at NAV, plus a front end sales charge as listed below:


----------------------------------------------------------------------------------------------------------------------
AMOUNT OF INVESTMENT                        SALES CHARGE AS A % OF OFFERING PRICE   SALES CHARGE AS A % OF NET
                                                                                    AMOUNT INVESTED
----------------------------------------------------------------------------------------------------------------------

Less than $50,000                           5.50%                                   5.82%
----------------------------------------------------------------------------------------------------------------------
$50,000 but less than $100,000              4.50%                                   4.71%
----------------------------------------------------------------------------------------------------------------------
$100,000 but less than $250,000             3.75%                                   3.90%
----------------------------------------------------------------------------------------------------------------------

                                       44

----------------------------------------------------------------------------------------------------------------------
$250,000 but less than $500,000             2.50%                                   2.56%
----------------------------------------------------------------------------------------------------------------------
$500,000 but less than $1 million           2.00%                                   2.04%
----------------------------------------------------------------------------------------------------------------------
$1 million or more (1)                      NAV                                     NAV
----------------------------------------------------------------------------------------------------------------------


(1) On purchases of Class A Shares of $1 million or more, a contingent deferred sales charge of 1.00% of the redemption amount will apply to Class A Shares redeemed within 12 months of the purchase date under certain investment programs where an investment professional received an advance payment on the transaction.

Class A Shares of Balanced Fund and RMK Balanced Fund are sold at NAV, plus a front end sales charge as listed below:


----------------------------------------------------------------------------------------------------------------------
AMOUNT OF INVESTMENT                        SALES CHARGE AS A % OF OFFERING PRICE   SALES CHARGE AS A % OF NET
                                                                                    AMOUNT INVESTED
----------------------------------------------------------------------------------------------------------------------

Less than $50,000                           5.50%                                   5.82%
----------------------------------------------------------------------------------------------------------------------
$50,000 but less than $100,000              4.50%                                   4.71%
---------------------------------------------------------------------------------------------------------------------
$100,000 but less than $250,000             3.75%                                   3.90%
------------------------------------------- --------------------------------------- ----------------------------------
$250,000 but less than $500,000             2.50%                                   2.56%
----------------------------------------------------------------------------------------------------------------------
$500,000 but less than $1 million           2.00%                                   2.04%
----------------------------------------------------------------------------------------------------------------------
$1 million or more (1)                      NAV                                     NAV
----------------------------------------------------------------------------------------------------------------------

(1) On purchases of Class A Shares of $1 million or more, a contingent deferred sales charge of 1.00% of the redemption amount will apply to Class A Shares redeemed within 12 months of the purchase date under certain investment programs where an investment professional received an advance payment on the transaction.

Class A Shares of Intermediate Bond Fund and RMK Fixed Income Fund are sold at NAV, plus a front end sales charge as listed below:


----------------------------------------------------------------------------------------------------------------------
AMOUNT OF INVESTMENT                        SALES CHARGE AS A % OF OFFERING PRICE   SALES CHARGE AS A % OF NET
                                                                                    AMOUNT INVESTED
----------------------------------------------------------------------------------------------------------------------

Less than $50,000                           2.00%                                   2.04%
----------------------------------------------------------------------------------------------------------------------
$50,000 but less than $100,000              1.75%                                   1.78%
----------------------------------------------------------------------------------------------------------------------
$100,000 but less than $250,000             1.50%                                   1.52%
----------------------------------------------------------------------------------------------------------------------
$250,000 but less than $500,000             1.00%                                   1.01%
----------------------------------------------------------------------------------------------------------------------
$500,000 but less than $1 million           0.75%                                   0.76%
----------------------------------------------------------------------------------------------------------------------
$1 million or more (1)                      NAV                                     NAV
----------------------------------------------------------------------------------------------------------------------

(1) On purchases of Class A Shares of $1 million or more, a contingent deferred sales charge of 1.00% of the redemption amount will apply to Class A Shares redeemed within 12 months of the purchase date under certain investment programs where an investment professional received an advance payment on the transaction.

Class A Shares of Tax-Exempt Bond Fund and RMK Tax Exempt Bond Fund are sold at NAV, plus a front end sales charge as listed below:


----------------------------------------------------------------------------------------------------------------------
AMOUNT OF INVESTMENT                        SALES CHARGE AS A % OF OFFERING PRICE   SALES CHARGE AS A % OF NET
                                                                                    AMOUNT INVESTED
----------------------------------------------------------------------------------------------------------------------

Less than $50,000                           2.00%                                   2.04%
----------------------------------------------------------------------------------------------------------------------
$50,000 but less than $100,000              1.75%                                   1.78%
----------------------------------------------------------------------------------------------------------------------
$100,000 but less than $250,000             1.50%                                   1.52%
----------------------------------------------------------------------------------------------------------------------
$250,000 but less than $500,000             1.00%                                   1.01%
----------------------------------------------------------------------------------------------------------------------
$500,000 but less than $1 million           0.75%                                   0.76%
----------------------------------------------------------------------------------------------------------------------
$1 million or more (1)                      NAV                                     NAV
----------------------------------------------------------------------------------------------------------------------

(1) On purchases of Class A Shares of $1 million or more, a contingent deferred sales charge of 1.00% of the redemption amount will apply to Class A Shares redeemed within 12 months of the purchase date under certain investment programs where an investment professional received an advance payment on the transaction.

BREAKPOINT DISCOUNTS RELATING TO THE ACQUIRED FUNDS AND THE ACQUIRING FUNDS. Acquired Fund and Acquiring Fund shareholders may qualify for a reduction or elimination of sales charges, also known as a breakpoint discount. The breakpoint discounts offered by the Acquiring Funds are indicated in the tables set forth above. A shareholder of the Acquired Funds or the Acquiring Funds or the shareholder's investment professional would need to notify the Fund's transfer agent of eligibility for any applicable breakpoint discount at the time of purchase.

In order to receive the applicable breakpoint discount, it may be necessary at the time of purchase for the shareholder to inform his or her investment professional or the transfer agent of the existence of other accounts in which there are holdings eligible to be aggregated to meet a sales charge breakpoint ("Qualifying Accounts"). Qualifying Accounts mean those share accounts in the Funds held directly or through an investment professional or through a single-participant retirement account by the shareholder, his or her spouse, and/or his or her children under age 21, which can be linked using tax identification numbers, social security numbers or broker identification numbers.

In order to verify shareholder eligibility for a breakpoint discount, shareholders would be required to provide to his or her investment professional or the transfer agent certain information on the shareholder's new account form and may be required to provide account statements regarding Qualifying Accounts. Failure to provide proper notification or verification of eligibility for a breakpoint discount may result in the shareholder not receiving a breakpoint discount to which he or she are otherwise entitled. Breakpoint discounts apply only to a shareholder's current purchase and do not apply retroactively to previous purchases.

The sales charges applicable to the Acquired Funds and the Acquiring Fund shares, and the breakpoint discounts offered with respect to such shares, are described in full in the respective Prospectuses relating to the Acquired Funds and the Acquiring Funds. Because the Prospectuses are available on the Trust's website free of charge, the Trust does not disclose this information separately on its website.

REDEMPTION PROCEDURES. Redemptions of the Acquired Funds or the Acquiring Funds may be made through a local Morgan Keegan office or by telephoning Morgan Keegan at 800-222-8866. Redemptions also may be made through a Systematic Withdrawal Program on a regular basis in minimum amounts of $100.

Shares of the Acquired Funds and the Acquiring Funds are redeemed at their net asset value next determined after the redemption request is received in proper form on each day on which the Fund computes its net asset value. Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. However, payment may be delayed up to seven days to allow the shareholder's purchase payment to clear; during periods of market volatility; or when the shareholder's trade activity or amount adversely impacts a Fund's ability to manage its assets.

EXCHANGE PROCEDURES. The Acquired Funds offer the ability to exchange into the same class of another Acquired Fund or a corresponding class of the Regions Morgan Keegan Select LEADER series. The Acquiring Funds offer the ability to exchange into the same class of another Acquiring Fund or a corresponding class of the Regions Morgan Keegan Select series (but not the LEADER series). Exchanges may be effected without paying a sales charge. The new Fund shares will be the same class as the current shares. Any contingent deferred sales charges will continue to be calculated from the date of the shareholder's initial investment.

SHORT-TERM TRADING

The Acquired Funds and the Acquiring Funds attempt to deter short-term trading that may be disruptive to the efficient management of the Funds. The Funds may consider several factors when evaluating shareholder trading activity, including, but not limited to: (1) dollar amount of the transaction; (2) volume of the transaction; (3) frequency of trading; (4) developing trading patterns of the shareholder; and (5) any other factors deemed pertinent by Fund management. The Board has approved policies and procedures intended to discourage excessive short-term trading of the Funds' shares. These policies provide that, when, in the sole discretion of Fund management, short-term trading would have a detrimental effect on the efficient management of a Fund, the Funds may refuse a transaction by any person, group or commonly controlled account. The Funds will promptly notify the shareholder of a determination to reject a purchase request. The Funds reserves the right to restrict future purchases of Fund shares.

There can be no assurance that the Funds will be effective in limiting short-term trading in all cases. If the Funds are unable to deter this type of trading, it may adversely affect the performance of the Funds by requiring the Funds to maintain larger amounts of cash or cash equivalents than the Adviser might otherwise choose to maintain, or to liquidate portfolio holdings at a disadvantageous time, thereby increasing brokerage, administrative, and other expenses.

The Funds' objective is that restrictions on short-term trading should apply to all shareholders, regardless of the number or type of accounts in which shares are held. However, the Funds anticipate that limitations on its ability to identify trading activity to specific shareholders, including where shares are held in multiple or omnibus accounts, will mean that these restrictions may not be able to be applied uniformly in all cases.

HOW FUND SHARES ARE PRICED

"Net asset value" is the price of one share of a portfolio without a sales charge, and is calculated each business day using the following formula:


-------------------------------------------------------------------------------------------------------------------
     NET ASSET VALUE =         TOTAL MARKET VALUE OF SECURITIES    +   CASH AND OTHER ASSETS   -    LIABILITIES
                              -------------------------------------------------------------------------------------
                                                          NUMBER OF OUTSTANDING SHARES
-------------------------------------------------------------------------------------------------------------------

The net asset value of portfolio shares is determined according to this schedule:

   o A share's net asset value (except shares of RMK Money Market Fund) is determined as of the close of regular trading on the New York Stock Exchange (the "Exchange") on the days the Exchange is open for trading, normally 4:00 p.m. Eastern Time. The NAV for RMK Money Market Fund is determined daily, at 3:00 p.m. Eastern Time.

   o The price for purchasing or redeeming a share will be based upon the net asset value next calculated after an order is placed by an insurance company or qualified retirement plan.

   o A portfolio heavily invested in foreign securities may have net asset value changes on days when shares cannot be purchased or sold.

Generally, portfolio securities are valued as follows:

   o EQUITY SECURITIES - most recent sales price or official closing price or if there is no sale or official closing price, latest available bid price.

   o DEBT SECURITIES (OTHER THAN SHORT-TERM OBLIGATIONS) - based upon pricing service valuations.

   o SHORT-TERM OBLIGATIONS (WITH MATURITIES OF 60 DAYS OR LESS) - amortized cost (which approximates market value).

   o SECURITIES TRADED ON FOREIGN EXCHANGES - most recent sales or bid price on the foreign exchange or market, unless a significant event or circumstance occurs after the close of that market or exchange that may materially affect its value. In that case, fair value as determined by or under the direction of the Trust's Board of Trustees at the close of regular trading on the Exchange. Foreign currency is converted into U.S. dollar equivalent daily at current exchange rates. Because foreign securities sometimes trade on days when a portfolio's shares are not priced, the value of a portfolio's investment that includes such securities may change on days when shares of the portfolio cannot be purchased or redeemed.

   o OPTIONS - last sales price or, if not available, previous day's sales price. Options not traded on an exchange or actively traded are valued according to fair value methods.

   o FUTURES - last sales price or, if there is no sale, latest available bid price.

   o INVESTMENT COMPANY SECURITIES - shares of open-end mutual funds held by a portfolio will be valued at the net asset value of the shares of such funds as described in the funds' prospectuses.

   o OTHER SECURITIES - other securities and assets for which market quotations are not readily available or for which valuation cannot be provided are valued at their fair value as determined in good faith under the direction of the Trust's Board of Trustees. For example, a security whose trading has been halted during the trading day may be fair valued based on the available information at the time of the close of the trading market. Similarly, securities for which there is no ready market (e.g., securities of certain small capitalization issuers and issuers located in emerging markets) also may be fair valued. Some methods for valuing these securities may include: fundamental analysis (earnings multiple, etc.), matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities.

Events or circumstances affecting the values of portfolio securities that occur between the closing of their principal markets and the time the net asset value of portfolio shares is determined, such as foreign securities trading on foreign exchanges that close before the time the net asset value of portfolio shares is determined, may be reflected in the Trust's calculation of net asset values for certain portfolios when the Trust deems that the particular event or circumstance would materially affect such portfolio's net asset value. Such events or circumstances may be company specific, such as an earning report, country or region specific, such as a natural disaster, or global in nature. Such events or circumstances also may include price movements in the U.S. securities markets.

When price quotations for certain securities are not readily available or if the available quotations are not believed to be reflective of market value, those securities shall be valued at "fair value" as determined in good faith by the Adviser's Valuation Committee. Such determinations shall be made in accordance with procedures approved by the Trust's Board. The Acquiring Funds may use the fair value of a security to calculate their NAV when, for example, (1) a portfolio security is not traded in a public market or the principal market in which the security trades is closed, (2) trading in a portfolio security is suspended and not resumed prior to the normal market close, (3) a portfolio security is not traded in significant volume for a substantial period, or (4) the Adviser determines that the quotation or price for a portfolio security provided by a dealer or independent pricing services is inaccurate.

The effect of fair value pricing as described above is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Trust's Board of Trustees believes reflects fair value. As such, fair value pricing is based on subjective judgments and it is possible that the fair value may differ materially from the value realized on a sale. This policy is intended to assure that a portfolio's net asset value fairly reflects security values as of the time of pricing. Also, fair valuation of a portfolio's securities can serve to reduce arbitrage opportunities available to traders seeking to take advantage of information available to them that is not the basis of Trust valuation actions, but there is no assurance that fair value pricing policies will prevent dilution of a portfolio's NAV by those traders.

DIVIDENDS AND OTHER DISTRIBUTIONS AND TAX CONSEQUENCES

DIVIDENDS AND OTHER DISTRIBUTIONS

For each of the Funds, dividends are declared and paid to shareholders invested in a Fund on the record date. In addition, each Fund pays any capital gains at least annually, if applicable. Unless a shareholder otherwise instructs, dividends and/or capital gain distributions will be reinvested automatically in additional shares at net asset value.

RMK Growth Fund and Growth Fund declare and pay dividends quarterly. RMK Balanced Fund and Balanced Fund declare and pay dividends quarterly.

RMK Fixed Income Fund and Intermediate Bond Fund, RMK Tax Exempt Bond Fund and Tax-Exempt Bond Fund, and RMK Money Market Fund and Money Market Fund declare dividends daily and pay monthly.

TAX CONSEQUENCES

Each Fund is treated as a separate corporation, and intends to qualify as a regulated investment company, for federal tax purposes. Regulated investment companies usually are not taxed at the at the portfolio level. They pass through their income and gains to their shareholders by making distributions. A Fund will be treated as a regulated investment company if it meets certain federal income tax rules, including those regarding types of investments, limits on investments, types of income and distribution requirements. Although the Trust intends that each Fund will be operated to have no federal tax liability, if any Fund has any federal tax liability, that could reduce its investment performance. Also, any Fund investing in foreign securities or holding foreign currencies could be subject to foreign taxes that could reduce its investment performance.

The Funds distribute taxable dividends and capital gains. Capital gains and non-exempt dividends are taxable whether paid in cash or reinvested in the Fund. Capital gains distributions are taxable at different rates depending upon the length of time a Fund holds its assets. Redemptions and exchanges are taxable sales. You should consult your tax adviser regarding federal, state and local tax rules that may affect your tax liability.

FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand the financial performance of the Acquiring Funds. The financial information in the tables below is for the fiscal year ended November 30, 2004 and the semi-annual period ended May 31, 2005 for RMK Growth Fund, RMK Balanced Fund, RMK Fixed Income Fund and RMK Tax Exempt Bond Fund and for the fiscal year ended August 31, 2004 and the semi-annual period ended February 28, 2005 for the RMK Money Market Fund. The fiscal year information below has been derived from the financial statements of the Acquiring Funds, which has been audited by PricewaterhouseCoopers LLP. PricewaterhouseCoopers LLP's reports on the Acquiring Funds' financial statements as of November 30, 2004 and as of August 31, 2004 are incorporated by reference in the Statement of Additional Information relating to this Proxy Statement/Prospectus ("SAI") dated October 17, 2005. Some of the information is presented on a per share basis. The total returns in the tables represent the rate that a shareholder would have earned (or lost) on an investment in each Fund (assuming reinvestment of all dividends and capital gains). The information should be read in conjunction with the financial statements of the Acquiring Funds incorporated by reference in the SAI.

RMK GROWTH FUND
FINANCIAL HIGHLIGHTS-CLASS A SHARES
(For a Share Outstanding Throughout Each Period)



YEAR ENDED NOVEMBER 30                                  2005*         2004       2003        2002        2001       2000 (1)
-----------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF PERIOD                   $15.33        $15.04     $13.03       $15.27      $20.38     $23.55
------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
------------------------------------------------------
Net investment income (loss)                              0.02         0.06     (0.03)(3)    (0.01)(3)   (0.03)     (0.07)
------------------------------------------------------
Net realized and unrealized gain (loss) on investments    0.38         0.23       2.04       (2.23)      (4.20)     (2.68)
-----------------------------------------------------------------------------------------------------------------------------
    TOTAL FROM INVESTMENT OPERATIONS                      0.40         0.29       2.01       (2.24)      (4.23)     (2.75)
-----------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
------------------------------------------------------
Distributions from net investment income                (0.07)           --         --           --(4)       --         --
------------------------------------------------------
Distributions from net realized gain on investment
transactions                                                --           --         --           --      (0.88)     (0.42)
-----------------------------------------------------------------------------------------------------------------------------
     TOTAL DISTRIBUTIONS                                (0.07)           --         --           --(4)   (0.88)     (0.42)
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                          $15.66       $15.33     $15.04       $13.03      $15.27     $20.38
-----------------------------------------------------------------------------------------------------------------------------
Total Return (1)(6)                                       2.64%        1.93%     15.43%     (14.65)%    (21.59)%   (11.97)%
-----------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
-----------------------------------------------------------------------------------------------------------------------------
Expenses                                                  1.23%(5)     1.27 %    1.27%         1.28%       1.02%      0.92%
-----------------------------------------------------------------------------------------------------------------------------
Net investment income                                     0.35%(5)     0.37 %   (0.23)%      (0.06)%     (0.09)%    (0.28)%
-----------------------------------------------------------------------------------------------------------------------------
Expense Waiver/Reimbursement (2)                          0.05%(5)     0.05 %    0.05%        0.05%        0.05%      0.05%
-----------------------------------------------------------------------------------------------------------------------------

                                                          -49-


SUPPLEMENTAL DATA:
-----------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000's omitted)          $392,714     $411,785    $319,180   $271,852    $306,923   $294,824
-----------------------------------------------------------------------------------------------------------------------------

Fund turnover (7)                                        40 %         33 %       44 %      112  %       47 %       37 %
-----------------------------------------------------------------------------------------------------------------------------


  *  For the six months ended May 31, 2005 (unaudited).

(1) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.
(2) This voluntary expense decrease is reflected in both the expense and net investment income (loss) ratios shown.
(3)  Based on average shares outstanding.
(4)  Represents less than $0.01.
(5)  Annualized for periods less than one year.
(6)  Not annualized for periods less than one year.


(7) Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares sold.


Further information about the Fund's performance is contained in the Fund's Annual Report, dated November 30, 2004, and Semi-Annual Report, dated May 31, 2005, which can be obtained free of charge by calling 877-757-7424.

RMK GROWTH FUND
FINANCIAL HIGHLIGHTS-CLASS I SHARES

Class I Shares of the Fund had not commenced investment operations as of November 30, 2004. Accordingly, financial highlights for Class I Shares of the Fund are not available for that period.

SEMI-ANNUAL YEAR ENDED MAY 31 (1)                                    2005
----------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                               $15.52
-----------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
-----------------------------------------------------------------
Net investment income (loss)                                       (0.05)
-----------------------------------------------------------------
Net realized and unrealized gain (loss) on investments               0.19
----------------------------------------------------------------------------
      TOTAL FROM INVESTMENT OPERATIONS                               0.14
----------------------------------------------------------------------------
LESS DISTRIBUTIONS:
-----------------------------------------------------------------
Distributions from net investment income                               --
-----------------------------------------------------------------
Distributions from net realized gain on investment transactions
-----------------------------------------------------------------
      TOTAL DISTRIBUTIONS                                              --
----------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                     $15.66
----------------------------------------------------------------------------
TOTAL RETURN (2)(3)                                                  0.90%
----------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS:
----------------------------------------------------------------------------
Expenses                                                             0.98%(4)
----------------------------------------------------------------------------
Net investment income                                                0.60%(4)
----------------------------------------------------------------------------
Expense Waiver/Reimbursement (5)                                     0.05%(4)
----------------------------------------------------------------------------
SUPPLEMENTAL DATA:
----------------------------------------------------------------------------
Net assets, end of period (000's omitted)                             $17
----------------------------------------------------------------------------


Fund turnover (6)                                                      40%
----------------------------------------------------------------------------



(1) Reflects operations for the period from May 20, 2005 (commencement of investment of operations) to May 31, 2005.
(2) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.
(3)  Not annualized for periods less than one year.
(4)  Annualized for periods less than one year.
(5) This voluntary expense decrease is reflected in both the expense and net investment income (loss) ratios shown.


(6) Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares sold.

Further information about the Fund's performance is contained in the Fund's Semi-Annual Report, dated May 31, 2005, which can be obtained free of charge by calling 877-757-7424.

RMK BALANCED FUND
FINANCIAL HIGHLIGHTS-CLASS A SHARES
(For a Share Outstanding Throughout Each Period)

YEAR ENDED NOVEMBER 30                             2005*        2004         2003      2002      2001      2000(1)
-------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF PERIOD              $13.97      $13.54       $12.88    $14.07    $14.93    $15.97
-----------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
-----------------------------------------------
Net investment income (loss)                        0.09        0.22(3)      0.20(3)   0.24(3)   0.36      0.41
-----------------------------------------------
Net realized and unrealized gain (loss) on                                           (0.93)    (0.73)    (0.59)
investments                                         0.30        0.40         0.68
----------------------------------------------------------------------------------------------------------------
      TOTAL FROM INVESTMENT OPERATIONS              0.39        0.62         0.88    (0.69)    (0.37)    (0.18)
----------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
-----------------------------------------------
Distributions from net investment income          (0.11)      (0.19)       (0.22)    (0.24)    (0.38)    (0.41)
-----------------------------------------------
Distributions from net realized gain on investment
transactions                                         --          --           --     (0.26)    (0.11)    (0.45)
----------------------------------------------------------------------------------------------------------------
      TOTAL DISTRIBUTIONS                         (0.11)      (0.19)       (0.22)    (0.50)    (0.49)    (0.86)
----------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                    $14.25      $13.97       $13.54    $12.88    $14.07    $14.93
----------------------------------------------------------------------------------------------------------------
TOTAL RETURN (1)(4)                                 2.80%       4.63  %      6.92%   (4.99)%   (2.42)%   (1.30)%
----------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
----------------------------------------------------------------------------------------------------------------
Expenses                                            1.32%(5)    1.33  %      1.35%     1.30%     1.07%     1.01%
----------------------------------------------------------------------------------------------------------------
Net investment income                               1.23%(5)    1.62  %      1.58%     1.83%     2.57%     2.64%
----------------------------------------------------------------------------------------------------------------
Expense Waiver/Reimbursement(2)                     0.05%(5)    0.05  %      0.05%     0.05%     0.05%     0.05%
----------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA:
----------------------------------------------------------------------------------------------------------------
Net assets, end of period (000's omitted)       $118,479    $117,968      $96,192   $92,530   $92,980   $12,135
----------------------------------------------------------------------------------------------------------------


Fund turnover (6)                                     16%         79  %        98%       82%       70%       41%
----------------------------------------------------------------------------------------------------------------


  *  For the six months ended May 31, 2005 (unaudited).
(1) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.
(2) This voluntary expense decrease is reflected in both the expense and net investment income (loss) ratios shown.
(3)  Based on average shares outstanding.
(4)  Not annualized for periods less than one year.
(5)  Annualized for periods less than one year.


(6) Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares sold.


Further information about the Fund's performance is contained in the Fund's Annual Report, dated November 30, 2004, and Semi-Annual Report, dated May 31, 2005, which can be obtained free of charge by calling 877-757-7424.

RMK BALANCED FUND
FINANCIAL HIGHLIGHTS-CLASS I SHARES

Class I Shares of the Fund had not commenced investment operations as of May 31, 2005. Accordingly, financial highlights for Class I Shares of the Fund are not available for that period.

RMK FIXED INCOME FUND
FINANCIAL HIGHLIGHTS-CLASS A SHARES
(For a Share Outstanding Throughout Each Period)

YEAR ENDED NOVEMBER 30                         2005*        2004          2003       2002       2001       2000(1)
----------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF PERIOD          $10.54      $11.02        $11.10     $10.82     $10.27     $10.10
-------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
-------------------------------------------
Net investment income (loss)                    0.19        0.37          0.41       0.46       0.55       0.59
-------------------------------------------
Net realized and unrealized gain (loss)       (0.04)      (0.27)        (0.06)       0.28       0.55       0.17
on investments
-------------------------------------------
      TOTAL FROM INVESTMENT OPERATIONS          0.15        0.10          0.35       0.74       1.10       0.76
-------------------------------------------
LESS DISTRIBUTIONS:
-------------------------------------------
Distributions from net investment income      (0.19)      (0.37)        (0.41)     (0.46)     (0.55)     (0.59)
-------------------------------------------
Distributions from net realized gain on                                                --         --         --
investment transactions                           --      (0.21)        (0.02)
----------------------------------------------------------------------------------------------------------------
      TOTAL DISTRIBUTIONS                     (0.19)      (0.58)        (0.43)     (0.46)     (0.55)     (0.59)
----------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                $10.50      $10.54        $11.02     $11.10     $10.82     $10.27
----------------------------------------------------------------------------------------------------------------
TOTAL RETURN (1)(3)                             1.45%       0.87  %       3.16%      6.96%     10.91%      7.78%
----------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
----------------------------------------------------------------------------------------------------------------
Expenses                                        0.98%(4)    0.97  %       0.97%      0.97%      0.71%      0.71%
----------------------------------------------------------------------------------------------------------------
Net investment income                           3.64%(4)    3.44  %       3.65%      4.19%      5.16%      5.84%
----------------------------------------------------------------------------------------------------------------
Expense Waiver/Reimbursement (2)                0.25%(4)    0.25  %       0.25%      0.25%      0.25%      0.25%
----------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA:
----------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD (000'S OMITTED)   $248,166    $265,532      $316,857   $255,280   $241,393   $205,169
----------------------------------------------------------------------------------------------------------------

Fund turnover (5)                                 23%        116  %         72%        50%        51%        45%
----------------------------------------------------------------------------------------------------------------


  *  For the six months ended May 31, 2005 (unaudited).
(1) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.
(2) This voluntary expense decrease is reflected in both the expense and net investment income (loss) ratios shown.
(3)  Not annualized for periods less than one year.
(4)  Annualized for periods less than one year.


(5) Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares sold.


Further information about the Fund's performance is contained in the Fund's Annual Report, dated November 30, 2004, and Semi-Annual Report, dated May 31, 2005, which can be obtained free of charge by calling 877-757-7424.

RMK FIXED INCOME FUND
FINANCIAL HIGHLIGHTS-CLASS I SHARES

Class I Shares of the Fund had not commenced investment operations as of May 31, 2005. Accordingly, financial highlights for Class I Shares of the Fund are not available for that period.

RMK TAX EXEMPT BOND FUND
FINANCIAL HIGHLIGHTS-CLASS A SHARES
(For a Share Outstanding Throughout Each Period)

YEAR ENDED NOVEMBER 30                                           2005*            2004(3)

NET ASSET VALUE, BEGINNING OF PERIOD                             $9.77          $10.00
-----------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
-----------------------------------------------------------
Net investment income (loss)                                      0.15            0.25
-----------------------------------------------------------
Net realized and unrealized gain (loss) on investments          (0.04)          (0.23)
-----------------------------------------------------------
      TOTAL FROM INVESTMENT OPERATIONS                            0.11            0.02
------------------------------------------------------------------------------------------

                                      -52-


LESS DISTRIBUTIONS:
-----------------------------------------------------------
Distributions from net investment income                        (0.15)          (0.25)
-----------------------------------------------------------
Distributions from net realized gain on investment transactions (0.06)              --
-----------------------------------------------------------
      TOTAL DISTRIBUTIONS                                       (0.21)          (0.25)
------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                   $9.67           $9.77
------------------------------------------------------------------------------------------
TOTAL RETURN (1)(5)                                               1.08%           0.22%
------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
------------------------------------------------------------------------------------------
Expenses                                                          0.74%(6)        0.63%(4)
-------------------------------------------------------------------------------------------
Net investment income                                             2.97%(6)        3.18%(4)
-------------------------------------------------------------------------------------------
Expense Waiver/Reimbursement (2)                                  0.35%(6)        0.50%(4)
-------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA:
-------------------------------------------------------------------------------------------
Net assets, end of period (000's omitted)                      $59,544         $68,531
-------------------------------------------------------------------------------------------

Fund turnover (7)                                                   13%             19%
-------------------------------------------------------------------------------------------


  *  For the six months ended May 31, 2005 (unaudited).
(1) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.
(2) This voluntary expense decrease is reflected in both the expense and net investment income (loss) ratios shown.
(3) Reflects operations for the period from February 9, 2004 (commencement of operations) to November 30, 2004.
(4)  Computed on an annualized basis
(5)  Not annualized for periods less than one year.
(6)  Annualized for periods less than one year.


(7) Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares sold.


Further information about the Fund's performance is contained in the Fund's Annual Report, dated November 30, 2004, and Semi-Annual Report, dated May 31, 2005, which can be obtained free of charge by calling 877-757-7424.

RMK TAX EXEMPT BOND FUND
FINANCIAL HIGHLIGHTS-CLASS I SHARES
(For a Share Outstanding Throughout Each Period)

YEAR ENDED NOVEMBER 30                                               2005*       2004(3)
------------------------------------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF PERIOD                                 $9.77     $10.00
---------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
---------------------------------------------------------------
Net investment income (loss)                                          0.16       0.22
---------------------------------------------------------------
Net realized and unrealized gain (loss) on investments              (0.03)     (0.23)
---------------------------------------------------------------
      TOTAL FROM INVESTMENT OPERATIONS                               0.13      (0.01)
------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
---------------------------------------------------------------
Distributions from net investment income                            (0.16)     (0.22)
---------------------------------------------------------------
Distributions from net realized gain on investment transactions     (0.06)         --
---------------------------------------------------------------
      TOTAL DISTRIBUTIONS                                           (0.22)     (0.22)
------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                      $9.68       $9.77
------------------------------------------------------------------------------------------
TOTAL RETURN (1)(5)                                                  1.31%     (0.04)%
------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
------------------------------------------------------------------------------------------
Expenses                                                             0.49%(6)   0.38%(4)
------------------------------------------------------------------------------------------
Net investment income                                                3.22%(6)   3.43%(4)
------------------------------------------------------------------------------------------
Expense Waiver/Reimbursement (2)                                     0.35%(6)   0.50%(4)
------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA:
------------------------------------------------------------------------------------------
Net assets, end of period (000 omitted)                              $323       $326
------------------------------------------------------------------------------------------


Fund turnover (7)                                                      13%        19%
------------------------------------------------------------------------------------------


  *  For the six months ended May 31, 2005 (unaudited).
(1) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.
(2) This voluntary expense decrease is reflected in both the expense and net investment income (loss) ratios shown.
(3) Reflects operations for the period from February 9, 2004 (commencement of investment operations) to November 30, 2004.
(4)  Computed on an annualized basis.
(5)  Not annualized for periods less than one year.
(6)  Annualized for periods less than one year.


(7) Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares sold.



Further information about the Fund's performance is contained in the Fund's Annual Report, dated November 30, 2004, and Semi-Annual Report, dated May 31, 2005, which can be obtained free of charge by calling 877-757-7424.

RMK MONEY MARKET FUND
FINANCIAL HIGHLIGHTS-CLASS A SHARES
(For a Share Outstanding Throughout Each Period)

YEAR ENDED AUGUST 31                                    2005*       2004      2003         2002           2001(1)
-----------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF PERIOD                    $1.00     $1.00     $1.00        $1.00            $1.00
------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
------------------------------------------------------
Net investment income (loss)                             0.01        --(5)     --(5)      0.01             0.04
------------------------------------------------------
Net realized and unrealized gain (loss) on investments     --(5)     --(5)     --(5)        --(5)            --(5)
------------------------------------------------------
      TOTAL FROM INVESTMENT OPERATIONS                   0.01        --(5)     --(5)      0.01             0.04
------------------------------------------------------
LESS DISTRIBUTIONS:
------------------------------------------------------
Distributions from net investment income               (0.01)        --(5)     --(5)    (0.01)           (0.04)
------------------------------------------------------
      TOTAL DISTRIBUTIONS                              (0.01)        --(5)     --(5)    (0.01)           (0.04)
-----------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                          $1.00     $1.00     $1.00        $1.00            $1.00
-----------------------------------------------------------------------------------------------------------------
TOTAL RETURN (2),(6)                                     0.51%     0.20  %   0.46%        1.24%            4.09%
-----------------------------------------------------------------------------------------------------------------

                                      -54-


RATIOS TO AVERAGE NET ASSETS:
-----------------------------------------------------------------------------------------------------------------
Expenses (3), (4)                                        1.24%     1.31%     1.34%      1.29%            1.26%
-----------------------------------------------------------------------------------------------------------------
Net investment income (3)                                1.01%     0.19%     0.47%      1.24%            3.92%
-----------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA:
-----------------------------------------------------------------------------------------------------------------
Net assets, end of period (000 omitted)               $50,146   $68,301   $93,450   $110,085         $104,364
-----------------------------------------------------------------------------------------------------------------

Fund turnover (7)                                         N/A       N/A       N/A        N/A              N/A
-----------------------------------------------------------------------------------------------------------------



  *  For the six months ended February 28, 2005 (unaudited).
(1)  From commencement of operations on October 4, 2000.
(2)  Not annualized for periods less than one year.
(3)  Annualized for periods less than one year.
(4) During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.
(5)  Amount less than $0.005.
(6)  Total return excludes sales charge.


(7) Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares sold.


Further information about the Fund's performance is contained in the Fund's Annual Report, dated August 31, 2004, and Semi-Annual Report, dated February 28, 2005, which can be obtained free of charge by calling 877-757-7424.


RMK MONEY MARKET FUND
FINANCIAL HIGHLIGHTS-CLASS I SHARES
(For a Share Outstanding Throughout Each Period)

YEAR ENDED AUGUST 31                              2005*       2004       2003       2002       2001          2000

NET ASSET VALUE, BEGINNING OF PERIOD              $1.00      $1.00      $1.00      $1.00      $1.00         $1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                       0.01       0.01       0.01       0.02       0.05          0.06
Net realized and unrealized gain (loss) on           --(4)      --(4)      --(4)      --(4)      --(4)         --(4)
investments
      TOTAL FROM INVESTMENT OPERATIONS             0.01       0.01       0.01       0.02       0.05         (0.06
LESS DISTRIBUTIONS:
Distributions from net investment income         (0.01)     (0.01)     (0.01)     (0.02)     (0.05)        (0.06)
      TOTAL DISTRIBUTIONS                        (0.01)     (0.01)     (0.01)     (0.02)     (0.05)        (0.06)
NET ASSET VALUE, END OF PERIOD                    $1.00      $1.00      $1.00      $1.00      $1.00         $1.00
TOTAL RETURN (1)                                   0.76%      0.70%      0.97%      1.75%      5.14%         5.60%
RATIOS TO AVERAGE NET ASSETS:
Expenses (2), (3)                                  0.98%      1.06%      1.09%      1.04%      0.99%         1.02%
Net investment income (2)                          1.53%      0.70%      0.95%      1.81%      5.05%         5.50%
SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)                                       $178,515   $302,900
                                               $120,495   $120,022   $116,388                            $276,186
Fund turnover (5)                                   N/A        N/A        N/A        N/A        N/A           N/A

  *  For the six months ended February 28, 2005 (unaudited).
(1)  Not annualized for periods less than one year.
(2)  Annualized for periods less than one year.
(3) During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.
(4)  Amount less than $0.005.
(5) Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares sold.

Further information about the Fund's performance is contained in the Fund's Annual Report, dated August 31, 2004, and Semi-Annual Report, dated February 28, 2005, which can be obtained free of charge by calling 877-757-7424.

VOTING INFORMATION

The following information applies to the Reorganization of each Acquired Fund and Acquiring Fund for which you are entitled to vote.

VOTING RIGHTS

Shareholders of an Acquired Fund at the close of business on the Record Date will be entitled to be present and give voting instructions for the Acquired Funds at the Meeting with respect to their shares.

Each whole share of an Acquired Fund is entitled to one vote as to each matter with respect to which it is entitled to vote, as described above, and each fractional share is entitled to a proportionate fractional vote. Votes cast by proxy or in person by the shareholders at the Meeting will be counted by persons appointed as inspectors of election for the Meeting. As of the Record Date, the number of issued and outstanding shares for each of the Acquired Funds were as follows:

              FUND                 CLASS A SHARES                CLASS I SHARES
Growth Equity Fund                   124,761.242                  2,478,662.221
Balanced Fund                        186,954.029                  4,561,393.359
Intermediate Bond Fund               210,221.321                  6,576,218.276
Tax-Exempt Bond Fund                 117,015.205                   938,418.011
Money Market Fund                   41,796,026.550                    None

As of the Record Date, Trustees and Officers of the Trust owned less than 1% of the outstanding shares of each Acquired Fund. Appendix B sets forth shareholders who own beneficially or of record 5% or more of any Acquired Fund as of the Record Date.

REQUIRED SHAREHOLDER VOTE


Approval of the Reorganization with respect to each Acquired Fund requires the vote of a majority of the outstanding securities of that particular Fund entitled to vote on the proposal. The Reorganization will proceed with respect to a Fund for which the Plan has been approved by its shareholders, subject to the other conditions contained in the Plan having been met, regardless of whether the shareholders of the other Acquired Funds have voted to approve the Reorganization applicable to their Funds.


Each Acquired Fund will vote separately on the approval of the applicable Plan. In order to hold the Meeting with respect to an Acquired Fund, a "quorum" of shareholders of that Fund must be present. Holders of at least one-third of the total number of outstanding shares of the applicable Acquired Fund, present in person or by proxy, shall be required to constitute a quorum for the purpose of voting on the proposal relating to that Fund.

For purposes of determining a quorum for transacting business at the Meeting, abstentions and broker "non-votes" (that is, proxies from brokers or nominees indicating that such persons have not received instructions from the beneficial owner or other persons entitled to vote shares on a particular matter with respect to which the brokers or nominees do not have discretionary power) will be treated as shares that are present but which have not been voted. For this reason, abstentions and broker non-votes will have the effect of a "no" vote for purposes of obtaining the requisite approval of each proposal.

SOLICITATION OF VOTING INSTRUCTIONS

Proxies are being solicited by the Board of the Trust, on behalf of the Acquired Funds. The proxies will be voted at the special meeting of shareholders of the Trust to be held at 11:00 a.m. Central time, on November 18, 2005 at 50 North Front Street, Memphis, Tennessee 38103 (such special meeting and any adjournment or postponement thereof are referred to as the "Special Meeting").

Any person giving a proxy has the power to revoke it any time prior to its exercise by executing a superseding proxy or by submitting a written notice of revocation to the Secretary of the Trust. In addition, although mere attendance at the Meeting will not revoke a proxy, a shareholder present at the Meeting may withdraw his or her proxy and vote in person. All properly executed and unrevoked proxies received in time for the Meeting will be voted in accordance with the instructions contained in the proxies. If no instruction is given on the proxy, the persons named as proxies will vote the shares represented thereby in favor of the matter set forth in the attached Notice.

PROXY SOLICITATION

The cost of the solicitation, including the printing and mailing of proxy materials, will be borne by the Adviser or its affiliates. In addition to solicitations through the mails, proxies may be solicited by officers, employees, and agents of each Fund, or, if necessary, a communications firm retained for this purpose. Such solicitations may be by telephone, telegraph, through the Internet or otherwise. Any telephonic solicitations will follow procedures designed to ensure accuracy and prevent fraud, including requiring identifying shareholder information, recording the shareholder's instructions, and confirming to the shareholder afterwards. Shareholders who communicate proxies by telephone or by other electronic means have the same power and authority to issue, revoke, or otherwise change their voting instructions as shareholders submitting proxies in written form. The Adviser or its affiliates may reimburse custodians, nominees, and fiduciaries for the reasonable costs incurred by them in connection with forwarding solicitation materials to the beneficial owners of shares held of record by such persons.

This Proxy Statement/Prospectus and the enclosed proxy card are expected to be mailed on or about October 19, 2005, to shareholders of record at the close of business on the Record Date.

ADJOURNMENT

If a quorum is not present or if sufficient votes in favor of the Reorganization are not received by the time scheduled for the Meeting, the persons named as proxies may propose one or more adjournments of the Meeting to permit further solicitation of proxies. Any adjournment will require the affirmative vote of a majority of the votes cast on the question in person or by proxy at the session of the Meeting to be adjourned. The persons named as proxies will vote in favor of such adjournment those proxies that they are required to vote in favor of the Reorganization. The persons named as proxies will vote against the adjournment those proxies that they are required to be voted against the Reorganization. The Adviser or its affiliates will pay the costs of any additional solicitation and any adjourned session.

OTHER MATTERS

The Trust does not know of any matters to be presented at the Meeting other than those described in this Proxy Statement/Prospectus. If other business properly comes before the Meeting, the proxyholders will vote thereon in accordance with their best judgment.

The Trust is not required to hold regular shareholder meetings and, in order to minimize its costs, does not intend to hold meetings of shareholders unless so required by applicable law, regulation or regulatory policy or if otherwise deemed advisable by the Trust's management. Therefore, it is not practicable to specify a date by which proposals must be received in order to be incorporated in an upcoming proxy statement for a meeting of shareholders.

Prompt execution and return of the enclosed voting instruction card is requested. A self-addressed, postage-paid envelope is enclosed for your convenience. If executed but unmarked voting instructions are received, the persons named as proxies will vote those unmarked voting instructions in favor of the Plan.

OTHER

AVAILABLE INFORMATION

The Funds are subject to the informational requirements of the Securities Act of 1933, as amended, the Securities Exchange Act of 1934, as amended, and the 1940 Act, and in accordance therewith file reports and other information with the SEC. Reports, the proxy and information statements, and other information filed by the Funds, can be obtained by calling or writing to the Funds and can also be inspected and copied by the public at the public reference facilities maintained by the SEC in Washington, DC located 450 Fifth Street, N.W., Washington, DC 20549. Copies of such material can be obtained at prescribed rates from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, Washington, DC 20549, or obtained electronically from the SEC's internet website (http://www.sec.gov).

This Proxy Statement/Prospectus, which constitutes part of a separate Registration Statement filed by the Acquiring Funds, with the SEC under the Securities Act of 1933, as amended, omits certain of the information contained in the Funds' Registration Statement. Reference is hereby made to the Registration Statement and to the exhibits thereto for further information with respect to the applicable Acquiring Fund and the shares offered hereby. Statements contained herein concerning the provisions of documents are necessarily summaries of such documents, and each such statement is qualified in its entirety by reference to the copy of the applicable documents filed with the SEC.

--------------------------------------------------------------------------------
SHAREHOLDERS ARE REQUESTED TO COMPLETE, DATE AND SIGN THE ENCLOSED PROXY CARD AND RETURN IT IN THE ENCLOSED ENVELOPE, WHICH NEEDS NO POSTAGE IF MAILED IN THE UNITED STATES.
--------------------------------------------------------------------------------

                                   By Order of the Board of Trustees,

                                   /s/ Charles D. Maxwell

                                   -----------------------------------
                                   Charles D. Maxwell
                                   Secretary


October 17, 2005

                                   APPENDIX A

                 FORM OF PLAN OF REORGANIZATION AND TERMINATION

     THIS PLAN OF REORGANIZATION AND TERMINATION ("PLAN") is adopted by REGIONS MORGAN KEEGAN SELECT FUNDS, a Massachusetts business trust ("TRUST"), on behalf of each of its segregated portfolios of assets ("SERIES") listed on Schedule A to this Plan ("SCHEDULE A"). (Each series listed under the heading "Targets" on Schedule A is sometimes referred to herein as a "TARGET"; each series listed under the heading "Acquiring Funds" on Schedule A is sometimes referred to herein as an "ACQUIRING FUND"; and each Target and Acquiring Fund is sometimes referred to herein as a "FUND.")

     Trust wishes to effect five  separate  reorganizations,  each  described in section 368(a)(1)(C) of the Internal Revenue Code of 1986, as amended ("CODE"), and intends this Plan to be, and adopts it as, a "plan of reorganization" within the meaning of the regulations under section 368(a) of the Code ("REGULATIONS"). Each reorganization will consist of (1) the transfer of a Target's assets to the corresponding Acquiring Fund (i.e., the Acquiring Fund listed on Schedule A opposite its name) in exchange solely for shares of beneficial interest ("SHARES") in that Acquiring Fund and that Acquiring Fund's assumption of that Target's liabilities, (2) the distribution of those shares PRO RATA to that Target's shareholders in exchange for their shares in that Target and in liquidation thereof, and (3) that Target's termination (all the foregoing transactions involving each Target and its corresponding Acquiring Fund being referred to herein collectively as a "REORGANIZATION"), all on the terms and conditions set forth herein. The consummation of one Reorganization shall not be contingent on the consummation of any other Reorganization.

     Trust is a trust operating under a written declaration of trust, the beneficial interest in which is divided into transferable shares, that is duly organized and validly existing under the laws of the Commonwealth of Massachusetts (a "MASSACHUSETTS BUSINESS TRUST"); and a copy of its Amended and Restated Declaration of Trust, as amended, is on file with the Secretary of the Commonwealth of Massachusetts. Trust is an "investment company" (as defined in the Investment Company Act of 1940, as amended ("1940 ACT")) that is classified as a management company of the open-end type, and its registration with the Securities and Exchange Commission ("SEC") as an investment company under the 1940 Act is in full force and effect. Each Fund is a duly established and designated series of Trust.

     The Declaration permits Trust to vary its shareholders' investment therein. Trust does not have a fixed pool of assets -- each series thereof (including each Fund) is a managed portfolio of securities, and Morgan Asset Management, Inc. ("ADVISER") has the authority to buy and sell securities for it.

     Trust's Board of Trustees ("BOARD"), including a majority of its members who are not "interested persons" (as that term is defined in the 1940 Act) thereof, (1) has duly adopted and approved this Plan and the transactions contemplated hereby and (2) has determined that participation therein is in the best interests of each Fund and that the interests of the existing shareholders thereof will not be diluted as a result of the Reorganization.

     The shares of each Target, except Regions Morgan Keegan Select Government Money Market Fund ("GOVERNMENT MONEY MARKET FUND"), are divided into two classes, designated Class A shares and Class I shares ("CLASS A TARGET SHARES" and "CLASS I TARGET SHARES," respectively, and, together with Government Money Market Fund's shares mentioned next, collectively "TARGET SHARES")); Government Money Market Fund has only a single class of shares, designated Class A shares (also "CLASS A TARGET SHARES"). The shares of each Acquiring Fund, except Regions Morgan Keegan Select LEADER Money Market Fund ("MONEY MARKET FUND"), are divided into three classes, two of which also are designated Class A shares and Class I shares ("CLASS A ACQUIRING FUND SHARES" and "CLASS I ACQUIRING FUND SHARES," respectively, and together with Money Market Fund's Class A shares mentioned below, collectively "ACQUIRING FUND SHARES"); the third class of each such Acquiring Fund's shares are designated Class C shares, which are not involved in the Reorganizations and are not included in the term "Acquiring Fund Shares." Money Market Fund's shares are divided into two classes, designated Class A shares (also "CLASS A ACQUIRING FUND SHARES") and Class I shares; the latter are not involved in the Reorganization involving Money Market Fund and are not included in the term "Acquiring Fund Shares." Each class of Target Shares is substantially similar to the correspondingly designated class of Acquiring Fund Shares, i.e., the Funds' Class A and Class I shares correspond to each other.

     All agreements, covenants, actions, and obligations of a Fund contained herein shall be deemed to be agreements, covenants, actions, and obligations of Trust acting on its behalf, and all rights and benefits created hereunder in favor of a Fund shall inure to, and shall be enforceable by, Trust acting on its behalf. (For convenience, the balance of this Plan, except parts of paragraphs 1.1(a) and 2.1(a) and paragraph 2.3, refer only to a single Reorganization, one Target, and one Acquiring Fund, but the terms and conditions hereof shall apply separately to each Reorganization and the Funds participating therein.)

     1.     PLAN OF REORGANIZATION AND TERMINATION
            --------------------------------------

     1.1 Subject to the requisite approval of Target's shareholders and the terms and conditions set forth herein, Target shall assign, sell, convey, transfer, and deliver all of its assets described in paragraph 1.2 ("ASSETS") to Acquiring Fund. In exchange therefor, Acquiring Fund shall --

           (a) issue and deliver to Target the number of full and fractional (rounded to the third decimal place) (1) Class A Acquiring Fund Shares determined by dividing Target's net value (computed as set forth in paragraph 2.1) ("TARGET VALUE") attributable to the Class A Target Shares (the entire Target Value in the case of Government Money Market Fund) by the net asset value ("NAV") of a Class A Acquiring Fund Share (computed as set forth in paragraph 2.2), and (2) except in the case of Money Market Fund, Class I Acquiring Fund Shares determined by dividing the Target Value attributable to the Class I Target Shares by the NAV of a Class I Acquiring Fund Share (as so computed), and

           (b) assume all of Target's liabilities described in paragraph 1.3 ("LIABILITIES").

Such transactions shall take place at the CLOSING (as defined in paragraph 3.1).

     1.2 The Assets shall consist of all assets and property -- including all cash, cash equivalents, securities, commodities, futures interests, receivables (including interest and dividends receivable), claims and rights of action, rights to register shares under applicable securities laws, books and records, and deferred and prepaid expenses shown as assets on Target's books -- Target owns at the VALUATION TIME (as defined in paragraph 2.1).

     1.3 The Liabilities shall consist of all of Target's liabilities, debts, obligations, and duties of whatever kind or nature existing at the Valuation Time, whether absolute, accrued, contingent, or otherwise, known or unknown, whether or not arising in the ordinary course of business, whether or not determinable at the Valuation Time, and whether or not specifically referred to in this Plan. Notwithstanding the foregoing, Target shall use its best efforts to discharge all its known Liabilities before the EFFECTIVE TIME (as defined in paragraph 3.1).

     1.4 At or immediately before the Effective Time, Target shall declare and pay to its shareholders one or more dividends and/or other distributions in an amount large enough so that it will have distributed substantially all (and in any event not less than 98%) of its (a) "investment company taxable income" (within the meaning of section 852(b)(2) of the Code), computed without regard to any deduction for dividends paid, and (b) "net capital gain" (as defined in section 1222(11) of the Code), after reduction by any capital loss carryforward, for the current taxable year through the Effective Time.

     1.5 At the Effective Time (or as soon thereafter as is reasonably practicable), Target shall distribute the Acquiring Fund Shares it receives pursuant to paragraph 1.1(a) to its shareholders of record determined at the Effective Time (each, a "SHAREHOLDER"), in proportion to their Target Shares then held of record and in constructive exchange therefor, and will completely liquidate. That distribution shall be accomplished by Trust's transfer agent ("TRANSFER AGENT") opening accounts on Acquiring Fund's share transfer books in the Shareholders' names and transferring those Acquiring Fund Shares thereto. Each Shareholder's account shall be credited with the respective PRO RATA number of full and fractional (rounded to the third decimal place) Acquiring Fund Shares due that Shareholder, by class (I.E., the account for each Shareholder that holds Class A Target Shares shall be credited with the respective PRO RATA number of Class A Acquiring Fund Shares due that Shareholder, and the account for each Shareholder that holds Class I Target Shares shall be credited with the respective PRO RATA number of Class I Acquiring Fund Shares due that Shareholder). The aggregate NAV of Acquiring Fund Shares to be so credited to each Shareholder's account shall equal the aggregate NAV of the Target Shares such Shareholder owned at the Effective Time. All issued and outstanding Target Shares, including any represented by certificates, shall simultaneously be canceled on Target's share transfer books. Acquiring Fund shall not issue certificates representing the Acquiring Fund Shares issued in connection with the Reorganization.

     1.6 As soon as reasonably practicable after distribution of the Acquiring Fund Shares pursuant to paragraph 1.5, but in all events within six months after the Effective Time, Target shall be terminated as a series of Trust and any further actions shall be taken in connection therewith as required by applicable law.

     1.7 Any reporting responsibility of Target to a public authority, including the responsibility for filing regulatory reports, tax returns, and other documents with the SEC, any state securities commission, any federal, state, and local tax authorities, and any other relevant regulatory authority, is and shall remain its responsibility up to and including the date on which it is terminated.

     1.8 Any transfer taxes payable on issuance of Acquiring Fund Shares in a name other than that of the registered holder on Target's share transfer books of the Target Shares actually or constructively exchanged therefor shall be paid by the person to whom those Acquiring Fund Shares are to be issued, as a condition of that transfer.

     2.   VALUATION
          ---------

     2.1 For purposes of paragraph 1.1(a), Target's net value shall be (a) the value of the Assets computed immediately after the close of regular trading on the New York Stock Exchange and the declaration of any dividends and/or other distributions on the date of the Closing ("VALUATION TIME"), using the valuation procedures (i) set forth in Trust's then-current prospectus and statement of additional information and (ii) established by the Board (including, in Government Money Market Fund's case, amortized cost valuation procedures), less
(b) the amount of the Liabilities at the Valuation Time.

     2.2 For purposes of paragraph 1.1(a), the NAV per Acquiring Fund Share shall be computed at the Valuation Time, using such valuation procedures.

     2.3 If the respective NAVs per share of Money Market Fund and Government Money Market Fund at the Valuation Time, based on "mark-to-market" valuations of those Funds' respective assets rather than amortized cost valuations thereof, differ from one another by $0.0015 or more, the Effective Time shall be postponed until such NAVs per share differ from one another by less than $0.0015.

     2.4 All computations pursuant to paragraphs 2.1, 2.2, and 2.3 shall be made by or under the direction of Adviser.

     3.   CLOSING AND EFFECTIVE TIME
          --------------------------

     3.1 The Reorganization, together with related acts necessary to consummate the same ("CLOSING"), shall occur at Trust's principal office on or about November __, 2005, or at another place and/or on another date Trust determines. All acts taking place at the Closing shall be deemed to take place simultaneously as of the close of business on the date thereof or another time Trust determines ("EFFECTIVE TIME"). If, at the Valuation Time, (a) the New York Stock Exchange or another primary trading market for portfolio securities of either Fund (each, an "EXCHANGE") is closed to trading or trading thereupon is restricted or (b) trading or the reporting of trading on an Exchange or elsewhere is disrupted so that, in the Board's judgment, accurate appraisal of the value of either Fund's net assets is impracticable, the Effective Time shall be postponed until the first business day after the day when such trading has been fully resumed and such reporting has been restored.

     3.2 Trust shall direct its fund accounting and pricing agent to deliver at the Closing a certificate of an authorized officer verifying that the information (including adjusted basis and holding period, by lot) concerning the Assets, including all portfolio securities, transferred by Target to Acquiring Fund, as reflected on Acquiring Fund's books immediately after the Closing, does or will conform to such information on Target's books immediately before the Closing.

     3.3 Trust shall direct the custodian of its assets (a) to deliver at the Closing a certificate of an authorized officer stating that (1) the Assets it holds will be transferred to Acquiring Fund at the Effective Time and (2) all necessary taxes in conjunction with the delivery of the Assets, including all applicable federal and state stock transfer stamps, if any, have been paid or provision for payment has been made, (b) to transfer and deliver at the Effective Time, for Acquiring Fund's account, each of Target's portfolio securities represented by a certificate or other written instrument duly endorsed in proper form for transfer in such condition as to constitute good delivery thereof, (c) to transfer at the Effective Time by book entry, in accordance with the customary practices of such custodian and any "securities depository" (as defined in Rule 17f-4 under the 1940 Act) in which any Assets are deposited, the Assets that are deposited with such depositories, and (d) to transfer cash held by Target by wire transfer of federal funds at the Effective Time.

     3.4 Trust shall direct the Transfer Agent to deliver at the Closing a certificate of an authorized officer as to the opening of accounts in the Shareholders' names on Acquiring Fund's share transfer books and a confirmation, or other evidence satisfactory to Trust, that the Acquiring Fund Shares to be credited to Target at the Effective Time have been credited to Target's account on those books.

     4.   CONDITIONS PRECEDENT
          --------------------

     4.1 Trust's obligation to implement this Plan on Acquiring Fund's behalf shall be subject to satisfaction of the following conditions at or before (and continuing through) the Effective Time:

          (a) At the Effective Time, Trust, on Target's behalf, will have good and marketable title to the Assets and full right, power, and authority to sell, assign, transfer, and deliver the Assets hereunder free of any liens or other encumbrances (except securities that are subject to "securities loans" (as referred to in section 851(b)(2) of the Code)), and on delivery and payment for the Assets, Trust, on Acquiring Fund's behalf, will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, including restrictions that might arise under the Securities Act of 1933, as amended ("1933 ACT");

          (b) Target is not in material violation of, and the adoption of this Plan and consummation of the Reorganization will not conflict with or materially violate, Massachusetts law, the Declaration or Trust's By-Laws (collectively, "GOVERNING DOCUMENTS"), or any agreement, indenture, instrument, contract, lease, or other undertaking to which Trust, on Target's behalf, is a party or by which it is bound, nor will such adoption and consummation result in the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment, or decree to which Trust, on Target's behalf, is a party or by which it is bound;

          (c) All material contracts and other commitments of or applicable to Target (other than this Plan and certain investment contracts, including options, futures, and forward contracts) will terminate, or provision for discharge of any liabilities of Target thereunder will be made, at or before the Effective Time, without either Fund's incurring any liability or penalty with respect thereto and without diminishing or releasing any rights Target may have had with respect to actions taken or omitted or to be taken by any other party thereto before the Closing;

          (d) No litigation, administrative proceeding, or investigation of or before any court or governmental body is presently pending or, to Trust's knowledge, threatened against Trust with respect to Target or any of its properties or assets that, if adversely determined, would materially and adversely affect Target's financial condition or the conduct of its business; and Trust, on Target's behalf, knows of no facts that might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects Target's business or its ability to consummate the transactions herein contemplated;

          (e) Target incurred the Liabilities in the ordinary course of its business;

          (f) Target is a "fund" (as defined in section 851(g)(2) of the Code); for each taxable year of its operation (including the taxable year ending at the Effective Time), Target has met (or will meet) the requirements of Subchapter M of Chapter 1 of the Code ("SUBCHAPTER M") for qualification as a regulated investment company ("RIC") and has been (or will be) eligible to and has computed (or will compute) its federal income tax under section 852 of the Code; and Target has no earnings and profits accumulated in any taxable year in which the provisions of Subchapter M did not apply to it;

          (g) Target is in the same line of business as Acquiring Fund is in, for purposes of section 1.368-1(d)(2) of the Regulations, and did not enter into such line of business as part of the plan of reorganization; from the time the Board approved the transactions contemplated by this Plan ("APPROVAL TIME") through the Effective Time, Target has invested and will invest its assets in a manner that ensures its compliance with paragraph 4.1(f); from the time it commenced operations through the Effective Time, Target has conducted and will conduct its "historic business" (within the meaning of such section) in a substantially unchanged manner; from the Approval Time through the Effective Time, Target (1) has not disposed of and/or acquired, and will not dispose of and/or acquire, any assets (i) for the purpose of satisfying Acquiring Fund's investment objective or policies or (ii) for any other reason except in the ordinary course of its business as a RIC or (2) has not otherwise changed, and will not otherwise change, its historic investment policies; and Trust believes, based on its review of each Fund's investment portfolio, that most of Target's assets are consistent with Acquiring Fund's investment objective and policies and thus can be transferred to and held by Acquiring Fund;

          (h) At the Effective Time, at least 33-1/3% of Target's portfolio assets will meet Acquiring Fund's investment objective(s), strategies, policies, risks, and restrictions, and Target did not and will not alter its portfolio in connection with the Reorganization to meet such 33-1/3% threshold;

          (i) Target is not under the jurisdiction of a court in a "title 11 or similar case" (as defined in section 368(a)(3)(A) of the Code);

          (j) During the five-year period ending at the Effective Time, (1) neither Target nor any person "related" (within the meaning of section 1.368-1(e)(3) of the Regulations) to it will have acquired Target Shares, either directly or through any transaction, agreement, or arrangement with any other person, with consideration other than Acquiring Fund Shares or Target Shares, except for shares redeemed in the ordinary course of Target's business as a series of an open-end investment company as required by section 22(e) of the 1940 Act, and (2) no distributions will have been made with respect to Target Shares, other than normal, regular dividend distributions made pursuant to Target's historic dividend-paying practice and other distributions that qualify for the deduction for dividends paid (within the meaning of section 561 of the Code) referred to in sections 852(a)(1) and 4982(c)(1)(A) of the Code;

          (k) Not more than 25% of the value of Target's total assets (excluding cash, cash items, and U.S. government securities) is invested in the stock and securities of any one issuer, and not more than 50% of the value of such assets is invested in the stock and securities of five or fewer issuers; and

          (l) At the Effective Time, all federal and other tax returns, dividend reporting forms, and other tax-related reports of Target required by law to have been filed by such time (including any extensions) shall have been filed and are or will be correct in all material respects, and all federal and other taxes shown as due or required to be shown as due on such returns and reports shall have been paid or provision shall have been made for the payment thereof, and to the best of Trust's knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns.

     4.2 Trust's obligation to implement this Plan on Target's behalf shall be subject to satisfaction of the following conditions at or before (and continuing through) the Effective Time:

          (a) No consideration other than Acquiring Fund Shares (and Acquiring Fund's assumption of the Liabilities) will be issued in exchange for the Assets in the Reorganization;

          (b) The Acquiring Fund Shares to be issued and delivered to Target hereunder for the benefit of the Shareholders will have been duly authorized and duly registered under the federal securities laws (and appropriate notices respecting them will have been duly filed under applicable state securities laws) at the Effective Time and, when so issued and delivered, will be duly and validly issued and outstanding Acquiring Fund Shares, fully paid and non-assessable by Trust;

          (c) Acquiring Fund is not in material violation of, and the adoption of this Plan and consummation of the Reorganization will not conflict with or materially violate, Massachusetts law, the Governing Documents, or any agreement, indenture, instrument, contract, lease, or other undertaking to which Trust, on Acquiring Fund's behalf, is a party or by which it is bound, nor will such adoption and consummation result in the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment, or decree to which Trust, on Acquiring Fund's behalf, is a party or by which it is bound;

          (d) No litigation, administrative proceeding, or investigation of or before any court or governmental body is presently pending or, to Trust's knowledge, threatened against Trust with respect to Acquiring Fund or any of its properties or assets that, if adversely determined, would materially and adversely affect Acquiring Fund's financial condition or the conduct of its business; and Trust, on Acquiring Fund's behalf, knows of no facts that might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects Acquiring Fund's business or its ability to consummate the transactions herein contemplated;

          (e) All issued and outstanding Acquiring Fund Shares are, and at the Effective Time will be, duly and validly issued and outstanding, fully paid, and non-assessable by Trust and have been offered and sold in every state and the District of Columbia in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws; and Acquiring Fund does not have outstanding any options, warrants, or other rights to subscribe for or purchase any Acquiring Fund Shares, nor are there outstanding any securities convertible into any Acquiring Fund Shares;

          (f) Acquiring Fund is a "fund" (as defined in section 851(g)(2) of the Code); for each taxable year of its operation (including the taxable year that includes the Effective Time), Acquiring Fund has met (or will meet) the requirements of Subchapter M for qualification as a RIC and has been (or will be) eligible to and has computed (or will compute) its federal income tax under section 852 of the Code; Acquiring Fund intends to continue to meet all such requirements for the next taxable year; and Acquiring Fund has no earnings and profits accumulated in any taxable year in which the provisions of Subchapter M did not apply to it;

          (g) Acquiring Fund has no plan or intention to issue additional Acquiring Fund Shares following the Reorganization except for shares issued in the ordinary course of its business as a series of an open-end investment company; nor does Acquiring Fund, or any person "related" (within the meaning of section 1.368-1(e)(3) of the Regulations) to it, have any plan or intention to acquire -- during the five-year period beginning at the Effective Time, either directly or through any transaction, agreement, or arrangement with any other person -- with consideration other than Acquiring Fund Shares, any Acquiring Fund Shares issued to the Shareholders pursuant to the Reorganization, except for redemptions in the ordinary course of such business as required by section 22(e) of the 1940 Act;

          (h) Following the Reorganization, Acquiring Fund (1) will continue Target's "historic business" (within the meaning of section 1.368-1(d)(2) of the Regulations) and (2) will use a significant portion of Target's "historic business assets" (within the meaning of section 1.368-1(d)(3) of the Regulations) in a business; moreover, Acquiring Fund (3) has no plan or intention to sell or otherwise dispose of any of the Assets, except for dispositions made in the ordinary course of that business and dispositions necessary to maintain its status as a RIC, and (4) expects to retain substantially all the Assets in the same form as it receives them in the Reorganization, unless and until subsequent investment circumstances suggest the desirability of change or it becomes necessary to make dispositions thereof to maintain such status;

          (i) Acquiring Fund is in the same line of business as Target was in preceding the Reorganization, for purposes of section 1.368-1(d)(2) of the Regulations, and did not enter into such line of business as part of the plan of reorganization; following the Reorganization, Acquiring Fund will continue, and has no intention to change, such line of business; and at the Effective Time, (1) at least 33-1/3% of Target's portfolio assets will meet Acquiring Fund's investment objective(s), strategies, policies, risks, and restrictions and (2) Acquiring Fund has no plan or intention to change any of its investment objective(s), strategies, policies, risks, or restrictions after the Reorganization;

          (j) There is no plan or intention for Acquiring Fund to be dissolved or merged into another business or statutory trust or a corporation or any "fund" thereof (as defined in section 851(g)(2) of the Code) following the Reorganization;

          (k) Acquiring Fund does not directly or indirectly own, nor at the Effective Time will it directly or indirectly own, nor has it directly or indirectly owned at any time during the past five years, any Target Shares;

          (l) During the five-year period ending at the Effective Time, neither Acquiring Fund nor any person "related" (within the meaning of section 1.368-1(e)(3) of the Regulations) to it will have acquired Target Shares with consideration other than Acquiring Fund Shares;

          (m) Assuming satisfaction of the condition in paragraph 4.1(k), immediately after the Reorganization (1) not more than 25% of the value of Acquiring Fund's total assets (excluding cash, cash items, and U.S. government securities) will be invested in the stock and securities of any one issuer and (2) not more than 50% of the value of such assets will be invested in the stock and securities of five or fewer issuers; and

          (n) At the Effective Time, all federal and other tax returns, dividend reporting forms, and other tax-related reports of Acquiring Fund required by law to have been filed by such time (including any extensions) shall have been filed and are or will be correct in all material respects, and all federal and other taxes shown as due or required to be shown as due on such returns and reports shall have been paid or provision shall have been made for the payment thereof, and to the best of Trust's knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns.

     4.3 Trust's obligation to implement this Plan on each Fund's behalf shall be subject to satisfaction of the following conditions at or before (and continuing through) the Effective Time:

          (a) The fair market value of the Acquiring Fund Shares each Shareholder receives will be approximately equal to the fair market value of its Target Shares it actually or constructively surrenders in exchange therefor;

          (b) Its management (1) is unaware of any plan or intention of the Shareholders to redeem, sell, or otherwise dispose of (i) any portion of their Target Shares before the Reorganization to any person "related" (within the meaning of section 1.368-1(e)(3) of the Regulations) to either Fund or (ii) any portion of the Acquiring Fund Shares they receive in the Reorganization to any person "related" (within such meaning) to Acquiring Fund, (2) does not anticipate dispositions of those Acquiring Fund Shares at the time of or soon after the Reorganization to exceed the usual rate and frequency of dispositions of shares of Target as a series of an open-end investment company, (3) expects that the percentage of shareholder interests, if any, that will be disposed of as a result of or at the time of the Reorganization will be DE MINIMIS, and (4) does not anticipate that there will be extraordinary redemptions of Acquiring Fund Shares immediately following the Reorganization;

          (c) To the best of its management's knowledge, at the record date for Target's shareholders entitled to vote on approval of this Plan, there was no plan or intention by its shareholders to redeem, sell, exchange, or otherwise dispose of, in connection with the Reorganization, a number of Target Shares (or Acquiring Fund Shares to be received in the Reorganization) that would reduce their ownership of the Target Shares (or the equivalent Acquiring Fund Shares) to a number of shares that was less than 50% of the number of the Target Shares at such record date;

          (d)  The Shareholders  will pay  their own  expenses  (such as fees of
     personal   investment   or  tax   advisers   for  advice   concerning   the
     Reorganization), if any, incurred in connection with the Reorganization;

          (e) The fair market value of the Assets on a going concern basis will equal or exceed the Liabilities to be assumed by Acquiring Fund and those to which the Assets are subject;

          (f) There is no intercompany indebtedness between the Funds that was issued or acquired, or will be settled, at a discount;

          (g) Pursuant to the Reorganization, Target will transfer to Acquiring Fund, and Acquiring Fund will acquire, at least 90% of the fair market value of the net assets, and at least 70% of the fair market value of the gross assets, Target held immediately before the Reorganization; for the purposes of the foregoing, any amounts Target uses to make redemptions and distributions immediately before the Reorganization (except (1) redemptions in the ordinary course of its business required by section 22(e) of the 1940 Act and (2) regular, normal dividend distributions made to conform to its policy of distributing all or substantially all of its income and gains to avoid the obligation to pay federal income tax and/or the excise tax under section 4982 of the Code) will be included as assets it held immediately before the Reorganization;

          (h) None of the compensation received by any Shareholder who or that is an employee of or service provider to Target will be separate consideration for, or allocable to, any of the Target Shares that Shareholder held; none of the Acquiring Fund Shares any such Shareholder receives will be separate consideration for, or allocable to, any employment agreement, investment advisory agreement, or other service agreement; and the compensation paid to any such Shareholder will be for services actually rendered and will be commensurate with amounts paid to third parties bargaining at arm's-length for similar services;

          (i) Immediately after the Reorganization, the Shareholders will not own shares constituting "control" (as defined in section 304(c) of the Code) of Acquiring Fund;

          (j) Neither Fund will be reimbursed for any expenses incurred by it or on its behalf in connection with the Reorganization unless those expenses are solely and directly related to the Reorganization (determined in accordance with the guidelines set forth in Rev. Rul. 73-54, 1973-1 C.B.
     187) ("REORGANIZATION EXPENSES");

          (k) The aggregate value of the acquisitions, redemptions, and distributions limited by paragraphs 4.1(j), 4.2(g), and 4.2(l) will not exceed 50% of the value (without giving effect to such acquisitions, redemptions, and distributions) of the proprietary interest in Target at the Effective Time;

          (l) Trust's current prospectus and statement of additional information conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act, and the rules and regulations thereunder, and do not contain any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading;

          (m) This Plan has been duly authorized by all necessary action required by the Governing Documents and applicable law, including authorization of the Board, which has made the determinations required by Rule 17a-8(a) under the 1940 Act; and this Plan constitutes a valid and legally binding obligation of each Fund, enforceable in accordance with its terms, except as the same may be limited by bankruptcy, insolvency, fraudulent transfer, reorganization, moratorium, and other similar laws relating to or affecting creditors' rights generally and by general principles of equity;

          (n) Trust shall have called a meeting of Target's shareholders to consider and act on this Plan and to take all other action necessary to obtain approval of the transactions contemplated herein;

          (o) No governmental consents, approvals, authorizations, or filings are required under the 1933 Act, the Securities Exchange Act of 1934, as amended, the 1940 Act, or state securities laws for Trust's adoption and performance of this Plan, except for (1) the filing with the SEC of a registration statement on Form N-14 relating to the Acquiring Fund Shares issuable hereunder, and any supplement or amendment thereto, including therein a prospectus and proxy statement ("REGISTRATION STATEMENT"), and
     (b) consents, approvals, authorizations, and filings that have been made or received or may be required subsequent to the Effective Time;

          (p) All necessary filings shall have been made with the SEC and state securities authorities, and no order or directive shall have been received that any other or further action is required to permit Trust to carry out the transactions contemplated hereby; the Registration Statement shall have become effective under the 1933 Act, no stop orders suspending the effectiveness thereof shall have been issued, and, to Trust's best knowledge, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened, or contemplated under the 1933 Act; the SEC shall not have issued an unfavorable report with respect to the Reorganization under section 25(b) of the 1940 Act nor instituted any proceedings seeking to enjoin consummation of the transactions contemplated hereby under section 25(c) of the 1940 Act; and all consents, orders, and permits of federal, state, and local regulatory authorities (including the SEC and state securities authorities) Trust deems necessary to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain same would not involve a risk of a material adverse effect on either Fund's assets or properties;

          (q) At the Effective Time, no action, suit, or other proceeding shall be pending before any court or governmental agency in which it is sought to restrain or prohibit, or to obtain damages or other relief in connection with, the transactions contemplated hereby;

          (r) Trust shall have received an opinion of Kirkpatrick & Lockhart Nicholson Graham LLP ("COUNSEL") substantially to the effect that:

               (1) Each Fund is a duly established series of Trust, a trust that is duly organized and validly existing as a Massachusetts business trust;

               (2) This Plan has been duly authorized and adopted by Trust on behalf of each Fund;

               (3) The Acquiring Fund Shares to be issued and distributed to the Shareholders under this Plan have been duly authorized and, on their issuance and delivery in accordance with this Plan, will be validly issued, fully paid, and non-assessable;

               (4) The adoption of this Plan did not, and the consummation of the transactions contemplated hereby will not, materially violate any provision of the Governing Documents or, to Counsel's knowledge, violate any obligation of Trust under the express terms of any court order that names Trust and is specifically directed to it or its property, except as set forth in such opinion;

               (5) To Counsel's knowledge (without any independent inquiry or investigation), no consent, approval, authorization, or order of any court or governmental authority is required for the consummation by Trust, on either Fund's behalf, of the transactions contemplated herein, except any that have been obtained and are in effect and exclusive of any required under state securities laws;

               (6) Trust is registered with the SEC as an investment company, and to Counsel's knowledge no order has been issued or proceeding instituted to suspend such registration; and

               (7) To Counsel's knowledge (without any independent inquiry or investigation), at the date of the opinion there is no action or proceeding pending before any court or governmental agency, or overtly threatened in writing, against Trust (with respect to either Fund) or any of its properties or assets attributable or allocable to either Fund that seeks to enjoin the performance or affect the enforceability of this Plan, except as set forth in such opinion.

     In rendering such opinion, Counsel need not undertake any independent investigation, examination, or inquiry to determine the existence or absence of any facts, need not cause a search to be made of court records or liens in any jurisdiction with respect to Trust or either Fund, and may
     (1) make assumptions that the execution, delivery, and performance of any agreement, instrument, or document by any person or entity other than Trust has been duly authorized, (2) make assumptions regarding the authenticity, genuineness, and/or conformity of documents and copies thereof without independent verification thereof and other assumptions customary for opinions of this type, (3) limit such opinion to applicable federal and state law, (4) define the word "knowledge" and related terms to mean the actual knowledge of attorneys then with Counsel who have devoted substantive attention to matters directly related to this Plan and the Reorganization and not to include matters as to which such attorneys could be deemed to have constructive knowledge, and (5) rely as to matters of fact on certificates of public officials and statements contained in officers' certificates; and

          (s) Trust shall have received an opinion of Counsel as to the federal income tax consequences mentioned below ("TAX OPINION"). In rendering the Tax Opinion, Counsel may assume satisfaction of all the conditions set forth in this paragraph 4, may treat them as representations and warranties Trust made to Counsel, and may rely as to factual matters, exclusively and without independent verification, on such representations and warranties and on representations and warranties made in separate letters addressed to Counsel. The Tax Opinion shall be substantially to the effect that, based on the facts and assumptions stated therein and conditioned on consummation of the Reorganization in accordance with this Plan, for federal income tax purposes:

               (1) Acquiring Fund's acquisition of the Assets in exchange solely for Acquiring Fund Shares and its assumption of the Liabilities, followed by Target's distribution of those shares PRO RATA to the Shareholders actually or constructively in exchange for their Target Shares, will qualify as a "reorganization" (as defined in section 368(a)(1)(C) of the Code), and each Fund will be "a party to a reorganization" within the meaning of section 368(b) of the Code;

               (2)  Target will recognize no gain or loss on the transfer of the
          Assets to Acquiring Fund in exchange solely for Acquiring Fund Shares and Acquiring Fund's assumption of the Liabilities or on the subsequent distribution of those shares to the Shareholders in exchange for their Target Shares;

               (3) Acquiring Fund will recognize no gain or loss on its receipt of the Assets in exchange solely for Acquiring Fund Shares and its assumption of the Liabilities;

               (4) Acquiring Fund's basis in each Asset will be the same as Target's basis therein immediately before the Reorganization, and Acquiring Fund's holding period for each Asset will include Target's holding period therefor;

               (5) A Shareholder will recognize no gain or loss on the exchange of all its Target Shares solely for Acquiring Fund Shares pursuant to the Reorganization; and

               (6) A Shareholder's aggregate basis in the Acquiring Fund Shares it receives in the Reorganization will be the same as the aggregate basis in its Target Shares it actually or constructively surrenders in exchange for those Acquiring Fund Shares, and its holding period for those Acquiring Fund Shares will include, in each instance, its holding period for those Target Shares, provided the Shareholder holds them as capital assets at the Effective Time.

     Notwithstanding subparagraphs (2) and (4), the Tax Opinion may state that no opinion is expressed as to the effect of the Reorganization on the Funds or any Shareholder with respect to any Asset as to which any unrealized gain or loss is required to be recognized for federal income tax purposes at the end of a taxable year (or on the termination or transfer thereof) under a mark-to-market system of accounting.

     5.   EXPENSES
          --------

     Adviser has agreed with Trust that, subject to satisfaction of the condition contained in paragraph 4.3(j), Adviser or its affiliates shall bear and promptly pay all Reorganization Expenses the Funds incur. Notwithstanding the foregoing, expenses shall be paid by the party directly incurring them if and to the extent that the payment thereof by another person would result in such party's disqualification as a RIC or would prevent the Reorganization from qualifying as a tax-free reorganization.

     6.   TERMINATION
          -----------

     The Board may terminate this Plan and abandon the transactions contemplated hereby at any time before the Closing if circumstances develop that, in its judgment, make proceeding with the Reorganization inadvisable for either Fund.

     7.   AMENDMENTS
          ----------

     The Board may amend, modify, or supplement this Plan at any time in any manner, notwithstanding Target's shareholders' approval thereof; provided that, following such approval no such amendment, modification, or supplement shall have a material adverse effect on the Shareholders' interests.

     8.   MISCELLANEOUS
          -------------

     8.1 This Plan shall be construed and interpreted in accordance with the internal laws of the Commonwealth of Massachusetts; provided that, in the case of any conflict between those laws and the federal securities laws, the latter shall govern.

     8.2 Nothing expressed or implied herein is intended or shall be construed to confer on or give any person, firm, trust, or corporation other than the Funds and their respective successors and assigns any rights or remedies under or by reason of this Plan.

     8.3 Notice is hereby given that this instrument is adopted on behalf of Trust's Trustees solely in their capacities as trustees, and not individually, and that Trust's obligations under this instrument are not binding on or enforceable against any of its Trustees, officers, or shareholders or any Trust series other than the Funds but are only binding on and enforceable against the respective Funds' property. Trust, in asserting any rights or claims on either Fund's behalf under this Plan, shall look only to the other Fund's property in settlement of such rights or claims and not to such Trustees, officers, or shareholders.

     8.4 Any term or provision of this Plan that is invalid or unenforceable in any jurisdiction shall, as to such jurisdiction, be ineffective to the extent of such invalidity or unenforceability without rendering invalid or unenforceable the remaining terms and provisions hereof or affecting the validity or enforceability of any of the terms and provisions hereof in any other jurisdiction.

                                   SCHEDULE A

              TARGETS                                  ACQUIRING FUNDS
              -------                                  ---------------
Regions Morgan Keegan Select LEADER              Regions Morgan Keegan Select
        Growth Equity Fund                               Growth Fund

Regions Morgan Keegan Select LEADER              Regions Morgan Keegan Select
           Balanced Fund                                Balanced Fund

Regions Morgan Keegan Select LEADER             Regions Morgan Keegan Select
      Intermediate Bond Fund                          Fixed Income Fund

Regions Morgan Keegan Select LEADER             Regions Morgan Keegan Select
       Tax-Exempt Bond Fund                   Intermediate Tax Exempt Bond Fund

    Regions Morgan Keegan Select             Regions Morgan Keegan Select LEADER
    Government Money Market Fund                      Money Market Fund

                                   APPENDIX B

SHARE OWNERSHIP OF THE ACQUIRED FUNDS

GROWTH EQUITY FUND

AT THE CLOSE OF BUSINESS ON THE RECORD DATE, THE FOLLOWING PERSONS OWNED BENEFICIALLY OR OF RECORD AS INDICATED, TO THE KNOWLEDGE OF MANAGEMENT, MORE THAN 5% OF THE OUTSTANDING SHARES OF EACH CLASS OF GROWTH EQUITY FUND'S:

Class A Shares:

Morgan Keegan & Company, Inc., Memphis, Tennessee 38103 (45.30%)

Regions Morgan Keegan Trust, Birmingham, Alabama 35203 (26.26%)

Class I Shares:

Regions Morgan Keegan Trust, Birmingham, Alabama 35203 (99.59%)

Shareholders owning 25% or more of outstanding shares may be in control and be able to affect the outcome of certain matters presented for a vote of shareholders.

BALANCED FUND

AT THE CLOSE OF BUSINESS ON THE RECORD DATE, THE FOLLOWING PERSONS OWNED BENEFICIALLY OR OF RECORD AS INDICATED, TO THE KNOWLEDGE OF MANAGEMENT, MORE THAN 5% OF THE OUTSTANDING SHARES OF EACH CLASS OF THE BALANCED FUND:

Class A Shares:

Morgan Keegan & Company, Inc., Memphis, Tennessee 38103 (57.76%)

Federated Investors Trust Company, Pittsburgh, Pennsylvania 15237 (13.20%)

Morgan Keegan & Company, Inc., Memphis, Tennessee 38103 (5.94%)

Class I Shares:

Sterling Trust Company, Denver, Colorado 80204 (99.84%)

Shareholders owning 25% or more of outstanding shares may be in control and be able to affect the outcome of certain matters presented for a vote of shareholders.

INTERMEDIATE BOND FUND

AT THE CLOSE OF BUSINESS ON THE RECORD DATE, THE FOLLOWING PERSONS OWNED BENEFICIALLY OR OF RECORD AS INDICATED, TO THE KNOWLEDGE OF MANAGEMENT, MORE THAN 5% OF THE OUTSTANDING SHARES OF EACH CLASS OF THE INTERMEDIATE BOND FUND:

Class A Shares:

Morgan Keegan & Company, Inc., Memphis, Tennessee 38103 (31.51%)

Regions Morgan Keegan Trust, Birmingham, Alabama 35203 (18.69%)

Class I Shares:

Regions Morgan Keegan Trust, Birmingham, Alabama 35203 (90.21%)

Sterling Trust Company, Denver, Colorado 80204 (8.32%)

Shareholders owning 25% or more of outstanding shares may be in control and be able to affect the outcome of certain matters presented for a vote of shareholders.

TAX-EXEMPT BOND FUND

AT THE CLOSE OF BUSINESS ON THE RECORD DATE, THE FOLLOWING PERSONS OWNED BENEFICIALLY OR OF RECORD AS INDICATED, TO THE KNOWLEDGE OF MANAGEMENT, MORE THAN 5% OF THE OUTSTANDING SHARES OF EACH CLASS OF THE TAX-EXEMPT BOND FUND:

Class A Shares:

Morgan Keegan & Company, Inc., Memphis, Tennessee 38103 (16.49%)

Regions Morgan Keegan Trust, Birmingham, Alabama 35203 (12.10%)

Class I Shares:

Regions Morgan Keegan Trust, Birmingham, Alabama 35203 (97.68%)

MONEY MARKET FUND

AT THE CLOSE OF BUSINESS ON THE RECORD DATE, THE FOLLOWING PERSONS OWNED BENEFICIALLY OR OF RECORD AS INDICATED, TO THE KNOWLEDGE OF MANAGEMENT, MORE THAN 5% OF THE OUTSTANDING SHARES OF EACH CLASS OF THE MONEY MARKET FUND:

Class A Shares:

Regions Morgan Keegan Trust, Birmingham, Alabama 35203 (99.89%)

                       STATEMENT OF ADDITIONAL INFORMATION
                                OCTOBER 17, 2005

      --------------------------------------------------------------------

                       REGIONS MORGAN KEEGAN SELECT FUNDS

             REGIONS MORGAN KEEGAN SELECT LEADER GROWTH EQUITY FUND
                REGIONS MORGAN KEEGAN SELECT LEADER BALANCED FUND
           REGIONS MORGAN KEEGAN SELECT LEADER INTERMEDIATE BOND FUND
            REGIONS MORGAN KEEGAN SELECT LEADER TAX-EXEMPT BOND FUND
            REGIONS MORGAN KEEGAN SELECT GOVERNMENT MONEY MARKET FUND
                           (EACH, AN "ACQUIRED FUND")

                                       AND

                    REGIONS MORGAN KEEGAN SELECT GROWTH FUND
                   REGIONS MORGAN KEEGAN SELECT BALANCED FUND
                 REGIONS MORGAN KEEGAN SELECT FIXED INCOME FUND
         REGIONS MORGAN KEEGAN SELECT INTERMEDIATE TAX EXEMPT BOND FUND
              REGIONS MORGAN KEEGAN SELECT LEADER MONEY MARKET FUND
                           (EACH, AN "ACQUIRING FUND")

                              50 NORTH FRONT STREET
                            MEMPHIS, TENNESSEE 38103
                                 1-800-366-7426

      --------------------------------------------------------------------


o    ACQUISITION OF THE ASSETS AND        o   BY AND IN EXCHANGE FOR SHARES OF:
   ASSUMPTION OF THE LIABILITIES OF:

o  Regions Morgan Keegan Select           o    Regions Morgan Keegan Select
    LEADER Growth Equity Fund                           Growth Fund
      ("Growth Equity Fund")
                                          o       ("RMK Growth Fund")
o    Regions Morgan Keegan Select
   LEADER Balanced Fund ("Balanced        o    Regions Morgan Keegan Select
              Fund")                                 Balanced Fund

o    Regions Morgan Keegan Select         o      ("RMK Balanced Fund")
   LEADER Intermediate Bond Fund
     ("Intermediate Bond Fund")           o   Regions Morgan Keegan Select Fixed
                                                      Income Fund
o  Regions Morgan Keegan Select
              LEADER                      o     ("RMK Fixed Income Fund")

o  Tax-Exempt Bond Fund ("Tax-            o   Regions Morgan Keegan Select
       Exempt Bond Fund")                             Intermediate

                                          o     Tax Exempt Bond Fund

                                          o   ("RMK Tax Exempt Bond Fund")

o  Regions Morgan Keegan Select           o   Regions Morgan Keegan Select
   Government Money Market Fund                 LEADER Money Market Fund
      ("Money Market Fund")                    ("RMK Money Market Fund")


This Statement of Additional Information (the "SAI") is available to shareholders of the Acquired Funds and the Acquiring Funds, each a series of the Trust, in connection with the proposed transactions pursuant to which all of the assets and liabilities of each Acquired Fund will be transferred to its corresponding Acquiring Fund, in exchange for shares of such Acquiring Fund (each, a Reorganization").

This SAI consists of the cover page, the information set forth below and the following documents, each of which is incorporated by reference herein and accompanies this SAI:

     1. The Statement of Additional Information, each dated February 18, 2005, as supplemented, of the Trust (File Nos. 33-44737 and 811- 06511), relating to the Acquired Funds (except Money Market Fund) and RMK Money Market Fund;

     2. The Statement of Additional Information, each dated April 1, 2005, as supplemented, of the Trust (File Nos. 33-44737 and 811-06511), relating to the Acquiring Funds (except RMK Money Market Fund) and Money Market Fund;

     3. The combined Semi-Annual Report to Shareholders of the Trust (File Nos. 33-44737 and 811-06511), relating to the Acquiring Funds (except RMK Money Market Fund) and Money Market Fund for the semi- annual period ended May 31, 2005.

     4. The combined Semi-Annual Report to Shareholders of the Trust (File Nos. 33-44737 and 811-06511), relating to the Acquired Funds (except Money Market Fund) and RMK Money Market Fund for the semi-annual period ended February 28, 2005.

     5. The combined Annual Report to Shareholders of the Trust (File Nos. 33-44737 and 811-06511), relating to the Acquiring Funds (except RMK Money market Fund) and Money Market Fund for the fiscal year November 30, 2004; and

     6. The combined Annual Report to Shareholders of LEADER Mutual Funds (File Nos. 33-78408 and 811-8494), which includes information relating to the predecessor funds of the Acquired Funds (except Money Market
          Fund) and RMK Money Market Fund for the fiscal year ended August 31, 2004.

The Trust's Statements of Additional Information that are incorporated by reference above include information relating to other series of the Trust that is not relevant to the Reorganizations and which you should disregard.

This SAI is not a prospectus. A Combined Proxy Statement and Prospectus dated October 17, 2005 (the "Proxy Statement/Prospectus") relating to the Reorganizations may be obtained, without charge, by writing to the Trust at 50 North Front Street, Memphis, Tennessee 38103 or by calling at 1-800-366-7426. This SAI should be read in conjunction with the Proxy Statement/Prospectus.

                         PRO FORMA FINANCIAL STATEMENTS

The following tables set forth the PRO FORMA Portfolios of Investments, the pro forma condensed Statement of Assets and Liabilities, and the pro forma condensed Statement of Operations for the period ended May 31, 2005 for all of the Acquired Funds and Acquiring Funds, except RMK Money Market Fund and Money Market Fund, which set forth data for the period ended February 28, 2005, all giving effect to the Reorganizations. Pursuant to Item 14(a) of Form N-14, the PRO FORMA financial statements required by Rule 11-01 or Regulation S-K have not been prepared to reflect the proposed acquisition of the assets of Growth Equity Fund by RMK Growth Fund because the net assets of Growth Equity Fund do not exceed ten percent of the RMK Growth Fund's net assets.

The pro forma Portfolios of Investments contain information regarding the securities holdings of the combined Acquired Funds and Acquiring Funds as of February 28, 2005 (for the money market funds only) and as of May 31, 2005 (for the remaining funds), which has, and will continue to, change over time due to normal portfolio turnover in response to changes in market conditions. If the Acquired Funds' shareholders approve the Reorganizations, however, it is not anticipated that any of those Funds' holdings will be liquidated in connection with the Reorganizations so that the proceeds of those sales may be reinvested in assets that are consistent with the holdings of the Acquiring Funds.

PRO FORMA COMBINING PORTFOLIO OF INVESTMENTS
MAY 31, 2005 (UNAUDITED)


                                                                                                                             RMK
                               RMK                                                                                        BALANCED
                             BALANCED                     RMK                                              RMK              FUND
                              FUND                      BALANCED                    BALANCED             BALANCED         PRO FORMA
                  RMK          PRO                        FUND                        FUND                 FUND           COMBINED
 BALANCED      BALANCED       FORMA                     PRO FORMA                    MARKET               MARKET           MARKET
   FUND          FUND        COMBINED                   COMBINED                     VALUE                 VALUE            VALUE

COMMON STOCKS - 68.2%
                                         CONSUMER DISCRETIONARY - 5.5%
                                         AUTO COMPONENTS - 0.4%
    -            50,000        50,000    The Goodyear Tire & Rubber Co.(1)(2)             -                719,500          719,500
                                                                                  --------------     --------------   --------------
                                         AUTOMOBILES & TRUCKS - 0.4%
   10,000         -            10,000    PACCAR, Inc.                                   707,500              -             707,500
                                                                                  --------------     --------------   --------------
                                         FOOD & BEVERAGES - 0.4%
   15,000         -            15,000    Anheuser-Busch Companies, Inc.                 702,750              -             702,750
                                                                                  --------------     --------------   --------------
                                         FOOD & DRUG RETAIL - 0.8%
    -            18,000        18,000    CVS Corp.                                        -                987,300          987,300
   10,000         -            10,000    Walgreen Co.                                   453,400              -              453,400
                                                                                  --------------     --------------   --------------
                                           Total                                        453,400            987,300        1,440,700
                                                                                  --------------     --------------   --------------
                                         SPECIALTY RETAIL - 2.8%
    -            20,000        20,000    Chico's FAS, Inc.(1)(2)                          -                684,200          684,200
    -            30,000        30,000    Home Depot, Inc.                                 -              1,180,500        1,180,500
   20,000        30,000        50,000    Lowe's Companies, Inc.                       1,144,200          1,716,300        2,860,500
                                                                                  --------------     --------------   --------------
                                           Total                                      1,144,200          3,581,000        4,725,200
                                                                                  --------------     --------------   --------------
                                         TEXTILES, APPAREL & LUXURY GOODS - 0.7%
    -            20,000        20,000    VF Corp.                                         -              1,128,600        1,128,600
                                                                                  --------------     --------------   --------------
                                           Total Consumer Discretionary               3,007,850          6,416,400        9,424,250
                                                                                  --------------     --------------   --------------
                                         CONSUMER STAPLES - 5.4%
                                         FOOD & BEVERAGES - 1.7%

                                                                -3-

   25,000         -            25,000    ConAgra Foods, Inc.                            653,750              -              653,750
   13,000        28,000        41,000    Pepsico, Inc.                                  731,900          1,575,280        2,307,180
                                                                                  --------------     --------------   --------------
                                           Total                                      1,385,650          1,575,280        2,960,930
                                                                                  --------------     --------------   --------------
                                         HOUSEHOLD PRODUCTS - 0.9%
   10,000        17,000        27,000    Proctor & Gamble Co.                           551,500            937,550        1,489,050
                                                                                  --------------     --------------   --------------
                                         TOBACCO - 2.8%
    -            36,000        36,000    Altria Group, Inc.                               -              2,417,040        2,417,040
   14,000        40,000        54,000    UST, Inc.                                      623,840          1,782,400        2,406,240
                                                                                  --------------     --------------   --------------
                                           Total                                        623,840          4,199,440        4,823,280
                                                                                  --------------     --------------   --------------
                                         Total Consumer Staples                       2,560,990          6,712,270        9,273,260
                                                                                  --------------     --------------   --------------
                                         ENERGY - 15.1%
                                         ENERGY EQUIPMENT & SERVICES - 4.9%
    -            24,000        24,000    B.J. Services Co.(2)                             -              1,208,400        1,208,400
   20,000        40,000        60,000    GlobalSantaFe Corp.                            732,800          1,465,600        2,198,400
    -           120,000       120,000    Newpark Resources, Inc.(1)(2)                    -                732,000          732,000
    -            28,000        28,000    Smith International, Inc.                        -              1,645,280        1,645,280
    7,500        30,000        37,500    Schlumberger Ltd.                              512,775          2,051,100        2,563,875
                                                                                  --------------     --------------   --------------
                                           Total                                      1,245,575          7,102,380        8,347,955
                                                                                  --------------     --------------   --------------
                                         OIL & GAS - 10.2%
   10,000         -            10,000    Burlington Resources, Inc.                     506,800              -              506,800
   20,000        20,000        40,000    Chevron Texaco Corp.                         1,075,600          1,075,600        2,151,200
   12,000        24,000        36,000    ConocoPhillips                               1,294,080          2,588,160        3,882,240
   18,000        40,000        58,000    Devon Energy Corp.                             826,200          1,836,000        2,662,200
   25,000        52,000        77,000    Exxon Mobil Corp.(4)                         1,405,000          2,922,400        4,327,400
    -            16,000        16,000    Occidental Petroleum Corp.                       -              1,169,760        1,169,760
   20,000         -            20,000    Sunoco, Inc.                                 2,051,399              -            2,051,399
    -            28,000        28,000    XTO Energy, Inc.                                 -                871,360          871,360
                                                                                  --------------     --------------   --------------
                                           Total                                      7,159,079         10,463,280       17,622,359
                                                                                  --------------     --------------   --------------
                                           Total Energy                               8,404,654         17,565,660       25,970,314
                                                                                  --------------     --------------   --------------
                                         FINANCIALS - 9.1%
                                         COMMERCIAL BANKS - 5.8%
   25,106        50,000        75,106    Bank of America Corp.                        1,162,910          2,316,000        3,478,910
   12,000        40,000        52,000    Citigroup, Inc.                                565,320          1,884,400        2,449,720
    4,000         -             4,000    J.P. Morgan Chase & Co.                        143,000              -              143,000
   15,000         -            15,000    KeyCorp                                        491,400              -              491,400
   28,480         -            28,480    Wachovia Corp.                               1,445,360              -            1,445,360

                                                                -4-

   17,000        16,000        33,000    Well Fargo & Co.                             1,026,970            966,560        1,993,530
                                                                                  --------------     --------------   --------------
                                           Total                                      4,834,960          5,166,960       10,001,920
                                                                                  --------------     --------------   --------------
                                         CONSUMER FINANCE - 1.0%
   11,000        20,000        31,000    American Express Co.                           592,350          1,077,000        1,669,350
                                                                                  --------------     --------------   --------------
                                         INVESTMENT SERVICES - 0.8%
    6,000        10,000        16,000    Lehman Brothers Holdings, Inc.                 553,200            922,000        1,475,200
                                                                                  --------------     --------------   --------------
                                         INSURANCE - 1.5%
    -            30,000        30,000    Aflac, Inc.                                      -              1,246,500        1,246,500
    -            24,000        24,000    American International Group, Inc.               -              1,333,200        1,333,200
                                                                                  --------------     --------------   --------------
                                           Total                                          -              2,579,700        2,579,700
                                                                                  --------------     --------------   --------------
                                           Total Financials                           5,980,510          9,745,660       15,726,170
                                                                                  --------------     --------------   --------------

                                         HEALTHCARE - 10.4%
                                         BIOTECHNOLOGY - 3.2%
    -            16,000        16,000    Amgen, Inc.(1)(2)                                -              1,001,280        1,001,280
    -            16,000        16,000    Genzyme Corp.(1)(2)                              -                998,240          998,240
                                                                                  --------------     --------------   --------------
   20,000        48,000        68,000    Gilead Sciences, Inc.(1)                       816,000          1,958,400        2,774,400
    -            40,000        40,000    Ivax Corp.(1)(2)                                 -                786,000          786,000
                                                                                  --------------     --------------   --------------
                                           Total                                        816,000          4,743,920        5,559,920
                                                                                  --------------     --------------   --------------
                                         HEALTHCARE EQUIPMENT & SUPPLIES - 1.3%
   10,000        30,000        40,000    Medtronic, Inc.                                537,500          1,612,500        2,150,000
                                                                                  --------------     --------------   --------------
                                         HEALTHCARE PROVIDERS & SERVICES - 1.8%
    -            16,000        16,000    Coventry Health Care, Inc.(1)                    -              1,113,920        1,113,920
    -             7,000         7,000    Quest Diagnostics, Inc.                          -                735,000          735,000
    -            11,000        11,000    UnitedHealth Group, Inc.                         -                534,380          534,380
    -             5,000         5,000    Wellpoint, Inc.(1)                               -                665,000          665,000
                                                                                  --------------     --------------   --------------
                                           Total                                          -              3,048,300        3,048,300
                                                                                  --------------     --------------   --------------
                                         PHARMACEUTICALS - 4.1%
    -            20,000        20,000    Abbott Laboratories (2)                          -                964,800          964,800
   35,000         -            35,000    Bristol-Myers Squibb Co.                       887,600                  -          887,600
    -            25,000        25,000    Eli Lilly and Co. (2)                            -              1,457,500        1,457,500
   15,000        32,000        47,000    Johnson & Johnson, Inc.                      1,006,500          2,147,200        3,153,700
    -            30,000        30,000    Schering-Plough Corp.                            -                585,000          585,000
                                                                                  --------------     --------------   --------------
                                           Total                                      1,894,100          5,154,500        7,048,600
                                                                                  --------------     --------------   --------------
                                           Total Healthcare                           3,247,600         14,559,220       17,806,820
                                                                                  --------------     --------------   --------------
                                         INDUSTRIALS - 4.8%
                                         AIRLINES - 0.3%

                                                                -5-

    -            30,000        30,000    ExpressJet Holdings, Inc.(1)(2)                  -                258,900          258,900
    -            16,004        16,004    Skywest, Inc.(2)                                 -                291,913          291,913
                                                                                  --------------     --------------   --------------
                                           Total                                          -                550,813          550,813
                                                                                  --------------     --------------   --------------
                                         CONGLOMERATES - 3.8%
   11,000         -            11,000    3M Co.                                         843,150              -               843,150
   17,000       100,000       117,000    General Electric Co.                           620,160          3,648,000         4,268,160
    3,000         -             3,000    Textron, Inc.                                  231,870              -               231,870
   10,000         -            10,000    United Technologies Corp.                    1,067,000              -             1,067,000
                                                                                  --------------     --------------   --------------
                                           Total                                      2,762,180          3,648,000         6,410,180
                                                                                  --------------     --------------   --------------
                                         MACHINERY - 0.7%
    3,000         8,000        11,000    Caterpillar, Inc.(2)                           282,330            752,880         1,035,210
    2,400         -             2,400    Ingersoll-Rand Co., Class A                    185,784              -               185,784
                                                                                  --------------     --------------   --------------
                                           Total                                        468,114            752,880         1,220,994
                                                                                  --------------     --------------   --------------
                                           Total Industrials                          3,230,294          4,951,693         8,181,987
                                                                                  --------------     --------------   --------------
                                         INFORMATION TECHNOLOGY - 6.0%
                                         COMMUNICATIONS EQUIPMENT - 1.9%
    -             4,000         4,000    Google, Inc.(1)                                  -              1,109,080         1,109,080
   10,000             -        10,000    Nokia Oyj - ADR                                168,600              -               168,600
   10,000        16,000        26,000    Qualcomm, Inc.                                 372,600            596,160           968,760
    -            30,000        30,000    Tellabs, Inc.(1)(2)                              -                246,600           246,600
    -            20,000        20,000    Yahoo, Inc.(1)(2)                                -                744,000           744,000
                                                                                  --------------     --------------   --------------
                                           Total                                        541,200          2,695,840         3,237,040
                                                                                  --------------     --------------   --------------
                                         COMPUTERS & PERIPHERALS - 0.2%
    4,000         -             4,000    International Business Machines Corp.          302,200              -               302,200
                                                                                  --------------     --------------   --------------
                                         INTERNET SOFTWARE & SERVICES - 0.2%
   10,000         -            10,000    eBay, Inc.(1)                                  380,100              -               380,100
                                                                                  --------------     --------------   --------------
                                         SEMICONDUCTOR EQUIPMENT & PRODUCTS - 2.3%
    -            60,000        60,000    Applied Materials, Inc.(2)                       -                985,200           985,200
    -            12,000        12,000    Cree, Inc.(1)(2)                                 -                359,879           359,879
   32,000        50,000        82,000    Intel Corp.                                    861,760          1,348,000         2,209,760
    -            10,000        10,000    KLA Tencor Corp.(2)                              -                454,100           454,100
                                                                                  --------------     --------------   --------------
                                           Total                                        861,760          3,147,179         4,008,939
                                                                                  --------------     --------------   --------------
                                         SOFTWARE - 1.4%
   40,000        44,000        84,000    Microsoft Corp.                              1,032,000          1,135,200         2,167,200
    -            14,000        14,000    Symantec Corp.(1)(2)                             -                315,140           315,140
                                                                                  --------------     --------------   --------------

                                                                -6-

                                           Total                                      1,032,000          1,450,340         2,482,340
                                                                                  --------------     --------------   --------------
                                           Total Information Technology               3,117,260          7,293,359        10,410,619
                                                                                  --------------     --------------   --------------
                                         MATERIALS - 7.6%
                                         CAPITAL GOODS - 1.7%
    -            14,000        14,000    Deere and Co.(2)                                 -                926,100           926,100
    -            28,000        28,000    Lone Star Technologies, Inc.(1)(2)               -              1,160,600         1,160,600
    -            14,000        14,000    Vulcan Materials Co.                             -                839,020           839,020
                                                                                  --------------     --------------   --------------
                                           Total                                          -              2,925,720         2,925,720
                                                                                  --------------     --------------   --------------
                                         CHEMICALS - 0.9%
    -            10,000        10,000    E.I. Du Pont De Nemours & Co                     -                465,100           465,100
    -            24,000        24,000    Dow Chemical Co.                                 -              1,086,960         1,086,960
                                                                                  --------------     --------------   --------------
                                           Total                                          -              1,552,060         1,552,060
                                                                                  --------------     --------------   --------------
                                         METALS & MINING - 5.0%
    -            50,000        50,000    Agnico Eagle Mines Ltd.(2)                       -                592,500           592,500
    -            24,000        24,000    Arch Coal, Inc.                                  -              1,162,800         1,162,800
    -            80,000        80,000    Barrick Gold Corp.                               -              1,839,200         1,839,200
   20,000        50,000        70,000    Newmont Mining Corp.                           744,800          1,862,000         2,606,800
   20,000         -            20,000    Phelps Dodge Corp.                           1,748,000              -             1,748,000
    -            16,000        16,000    United States Steel Corp.(2)                     -                636,320           636,320
                                                                                  --------------     --------------   --------------
                                           Total                                      2,492,800          6,092,820         8,585,620
                                                                                  --------------     --------------   --------------
                                           Total Materials                            2,492,800         10,570,600        13,063,400
                                                                                  --------------     --------------   --------------
                                         SERVICES - 0.1%
                                         RESTAURANTS - 0.1%
    -             5,000         5,000    Starbucks Corp.(1)                               -                273,950           273,950
                                                                                  --------------     --------------   --------------
                                         TELECOMMUNICATION SERVICES - 0.9%
                                         WIRELESS TELECOMMUNICATION SERVICES - 0.9%
    -            50,000        50,000    Nextel Communications, Inc.(1)(2)                -              1,508,500         1,508,500
                                                                                  --------------     --------------   --------------
                                         UTILITIES - 3.3%
                                         ELECTRIC UTILITIES - 2.9%
    -            50,000        50,000    Duke Energy Corp.                                -              1,374,000         1,374,000
    -            24,000        24,000    FPL Group, Inc.                                  -                975,600           975,600
    -            40,000        40,000    Southern Company, Inc.(2)                        -              1,358,000         1,358,000
    -            16,000        16,000    TXU Corp.                                        -              1,284,480         1,284,480
                                                                                  --------------     --------------   --------------
                                           Total                                          -              4,992,080         4,992,080
                                                                                  --------------     --------------   --------------
                                         GAS UTILITIES - 0.4%

                                                                -7-

    -            60,000        60,000    El Paso Corp.                                    -                620,400           620,400
                                                                                  --------------     --------------   --------------
                                           Total Utilities                                -              5,612,480         5,612,480
                                                                                  --------------     --------------   --------------
   40,000       555,000       595,000      TOTAL COMMON STOCKS
                                           (IDENTIFIED COST $95,211,825)            $32,041,958        $85,209,792      $117,251,750
                                                                                  --------------     --------------   --------------
CORPORATE BONDS - 7.3%
                                         ENERGY - 0.3%
                                         OIL & GAS - 0.3%
  500,000         -           500,000    ConocoPhillips, 4.75%, 8/15/2007               508,635              -               508,635
                                                                                  --------------     --------------   --------------
                                         FINANCIALS - 2.0%
                                         DIVERSIFIED FINANCIAL SERVICES - 0.5%
  500,000         -           500,000    General Electric Capital Corp., 2.85%,
                                         1/30/2006                                      497,469              -               497,469
                                                                                  --------------     --------------   --------------
  500,000         -           500,000    National Rural Utilities Cooperative
                                         Finance Corp., 3.00%, 02/15/2006               497,594              -               497,594
                                                                                  --------------     --------------   --------------
                                           Total                                        995,063              -               995,063
                                                                                  --------------     --------------   --------------
                                         INSURANCE - 0.9%
  500,000     1,000,000     1,500,000    Allstate Corp., 5.375%, 12/01/2006             508,205          1,016,410         1,524,615
                                                                                  --------------     --------------   --------------
                                         INVESTMENT SERVICES - 0.6%
  500,000         -           500,000    Goldman Sachs Group, Inc., 4.125%,
                                         1/15/2008                                      499,610              -               499,610
  500,000         -           500,000    Morgan Stanley, 6.10%, 4/15/2006               509,517              -               509,517
                                                                                  --------------     --------------   --------------
                                           Total                                      1,009,127              -             1,009,127
                                                                                  --------------     --------------   --------------
                                           Total Financials                           2,512,395          1,016,410         3,528,805
                                                                                  --------------     --------------   --------------
                                         HEALTHCARE - 1.4%
                                         PHARMACEUTICALS - 1.4%
    -         1,000,000     1,000,000    Abbott Laboratories, Note, 3.50%,
                                         2/17/2009                                        -                978,454           978,454
  500,000         -           500,000    Abbott Laboratories, 5.625%, 7/1/2006          507,829              -               507,829
    -         1,000,000     1,000,000    Pfizer, Inc., Note, 2.50%, 3/15/2007             -                976,938           976,938
                                                                                  --------------     --------------   --------------
                                           Total Healthcare                             507,829          1,955,392         2,463,221
                                                                                  --------------     --------------   --------------
                                         INDUSTRIALS - 0.3%
                                         INDUSTRIAL CONGLOMERATES - 0.3%
  500,000         -           500,000    United Technologies Corp., 4.875%,
                                         11/1/2006                                      506,954              -               506,954
                                                                                  --------------     --------------   --------------
                                         INFORMATION TECHNOLOGY - 1.2%
                                         COMPUTERS & PERIPHERALS - 1.2%
  500,000         -           500,000    Hewlett-Packard Co., 5.50%, 7/1/2007           513,671              -               513,671

                                                                -8-

    -         1,500,000     1,500,000    International Business Machines Corp.,
                                         4.875%, 10/01/2006                               -              1,519,728         1,519,728
                                                                                  --------------     --------------   --------------
                                           Total Information Technology                 513,671          1,519,728         2,033,399
                                                                                  --------------     --------------   --------------
                                         MATERIALS - 0.3%
                                         METALS & MINING - 0.3%
  500,000         -           500,000    Alcoa, Inc., 4.25%, 8/15/2007                  500,763              -               500,763
                                                                                  --------------     --------------   --------------
                                         SERVICES - 0.3%
                                         RETAIL - 0.3%
  500,000         -           500,000    Wal-Mart Stores, Inc., 4.375%, 7/12/2007       504,777              -               504,777
                                                                                  --------------     --------------   --------------
                                         TELECOMMUNICATION SERVICES - 1.5%
                                         DIVERSIFIED TELECOMMUNICATION SERVICES
                                         - 1.5%
    -         2,000,000     2,000,000    SBC Communications, Inc., Note, 5.75%,
                                         5/2/2006(2)                                      -              2,033,582         2,033,582
  500,000         -           500,000    Verizon Global Funding Corp., 4.00%,
                                         1/15/2008                                      497,308              -               497,308
                                                                                  --------------     --------------   --------------
                                           Total Telecommunication Services             497,308          2,033,582         2,530,890
                                                                                  --------------     --------------   --------------
                                           TOTAL CORPORATE BONDS
                                           (IDENTIFIED COST $12,626,300)             $6,052,332         $6,525,112       $12,577,444
                                                                                  --------------     --------------   --------------
GOVERNMENT AGENCIES - 10.1%
                                         FEDERAL HOME LOAN BANK - 4.2% (3)
    -         2,000,000     2,000,000    4.875%, 11/15/2006                               -              2,029,632         2,029,632
    -         2,000,000     2,000,000    5.375%, 2/15/2006                                -              2,023,892         2,023,892
1,000,000         -         1,000,000    6.21%, 6/2/2009                              1,086,359              -             1,086,359
    -         2,000,000     2,000,000    6.50%, 11/15/2006                                -              2,077,806         2,077,806
                                                                                  --------------     --------------   --------------
                                           Total                                      1,086,359          6,131,330         7,217,689
                                                                                  --------------     --------------   --------------

                                         FEDERAL NATIONAL MORTGAGE ASSOCIATION
                                         - 5.9%(3)
1,000,000         -         1,000,000    2.343%, 7.22/2005(5)                           995,707              -               995,707
    -         2,000,000     2,000,000    2.50%, 6/15/2006                                 -              1,976,214         1,976,214
1,000,000         -         1,000,000    3.125%, 7/15/2006                              994,039              -               994,039
    -         2,000,000     2,000,000    4.25%, 5/15/2009(2)                              -              2,019,076         2,019,076
    -         2,000,000     2,000,000    5.25%, 4/15/2007                                 -              2,051,218         2,051,218
1,000,000         -         1,000,000    6.00%, 5/15/2008                             1,057,569              -             1,057,569
1,000,000         -         1,000,000    6.625%, 10/15/2007                           1,063,452              -             1,063,452
                                                                                  --------------     --------------   --------------
                                           Total                                      4,110,767          6,046,508        10,157,275
                                                                                  --------------     --------------   --------------
                                           TOTAL GOVERNMENT AGENCIES
                                           (IDENTIFIED COST $17,035,957)             $5,197,126        $12,177,838       $17,374,964
                                                                                  --------------     --------------   --------------
MORTGAGE BACKED SECURITIES - 5.3%

                                                                -9-

                                         GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
                                         - 5.3%
    -         1,219,957     1,219,957    5.00%, 2/15/2018                                 -              1,245,856         1,245,856
    -         1,259,509     1,259,509    5.00%, 2/15/2018                                 -              1,286,248         1,286,248
    -         1,402,724     1,402,724    5.00%, 3/15/2018                                 -              1,432,504         1,432,504
    -         1,499,175     1,499,175    5.00%, 5/15/2018                                 -              1,531,003         1,531,003
    -         1,789,491     1,789,491    5.00%, 6/15/2019                                 -              1,827,214         1,827,214
    -         1,734,440     1,734,440    5.00%, 8/15/2019                                 -              1,771,003         1,771,003
                                                                                  --------------     --------------   --------------
                                           TOTAL MORTGAGE BACKED SECURITIES
                                           (IDENTIFIED COST $9,187,314)                   -             $9,093,828        $9,093,828
                                                                                  --------------     --------------   --------------
U.S. TREASURY - 5.9%
                                         U.S. TREASURY NOTES - 5.9%

1,500,000         -         1,500,000    1.50%, 7/31/2005                             1,496,543              -             1,496,543
1,000,000         -         1,000,000    2.75%, 6/30/2006                               992,734              -               992,734

2,000,000         -         2,000,000    3.125%, 5.15/2007                            1,982,812              -             1,982,812
    -         1,500,000     1,500,000    3.25%, 1/15/2009(2)                              -              1,477,207         1,477,207
    -         2,000,000     2,000,000    4.00%, 6/15/2009(2)                              -              2,021,562         2,021,562
    -         2,000,000     2,000,000    6.50%, 10/15/2006(2)                             -              2,079,218         2,079,218
                                                                                  --------------     --------------   --------------
                                           TOTAL U.S. TREASURY
                                           (IDENTIFIED COST $10,032,500)             $4,472,089         $5,577,987       $10,050,076
                                                                                  --------------     --------------   --------------
MUTUAL FUNDS - 17.6%
    -        24,084,387    24,084,387    Bank of New York Institutional Cash
                                         Reserves Fund (held as collateral for
                                         securities lending)                              -             24,084,387        24,084,387
1,955,468     1,108,912     3,064,380    Fidelity Institutional Money Market Fund     1,955,468          1,108,912         3,064,380
1,955,468     1,111,809     3,067,277    Fidelity Institutional Prime Money Market
                                         Fund                                         1,955,469          1,111,809         3,067,278
                                                                                  --------------     --------------   --------------
                                           TOTAL MUTUAL FUNDS (IDENTIFIED COST
                                           $30,216,045)                              $3,910,937        $26,305,108       $30,216,045
                                                                                  --------------     --------------   --------------
                                           TOTAL INVESTMENTS - 114.4% (IDENTIFIED
                                           COST $174,309,941)                       $51,674,442       $144,889,665      $196,564,107
                                                                                  --------------     --------------   --------------
                                           OTHER ASSETS AND LIABILITIES - NET
                                           - (14.4)%                                    220,137        (24,920,336)     (24,700,199)
                                                                                  --------------     --------------   --------------
                                           TOTAL NET ASSETS - 100.0%                $51,894,579       $119,969,329      $171,863,908
                                                                                  ==============     ==============   ==============

CALL OPTIONS WRITTEN MAY 31, 2005

                                                                -10-


                         RMK                                                                                      RMK
              RMK      BALANCED                                                                                 BALANCED
                         FUND                                                                      RMK            FUND
 BALANCED   BALANCED   PRO FORMA
   FUND       FUND     COMBINED                                                   BALANCED       BALANCED       PRO FORMA
                                                                                    FUND           FUND         COMBINED
 CONTRACTS  CONTRACTS  CONTRACTS  COMMON STOCKS/EXPIRATION DATE/EXERCISE PRICE  MARKET VALUE   MARKET VALUE   MARKET VALUE
--------------------------------------------------------------------------------------------   ------------   ------------
     -         100       100      Exxon Mobil Corp. / July / 60                      -            5,000           5,000


(1)  Non-income producing security.

(2)  Certain  shares/principal  amounts  are  temporarily  on  loan to  unaffiliated  broker/dealers.  As of May 31,  2005, securities subject to this type or arrangement and related collateral were as follows.

MARKET VALUE OF SECURITIES LOANED                    MARKET VALUE OF COLLATERAL
       $23,435,417                                            $24,084,387

(3)  The issuer is a publicly-traded company that operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government.

(4)  A portion or all of the security is pledged as collateral for call options written.

(5)  Discount Note. The rate disclosed represents effective yield at purchase.

Note: The categories of investments are shown as a percentage of total pro forma combined net assets at May 31, 2005.


                                                          BALANCED FUND
                                                        RMK BALANCED FUND
                                    PRO FORMA COMBINING STATEMENTS OF ASSETS AND LIABILITIES
                                                    MAY 31, 2005 (UNAUDITED)



                                                                                                                   RMK
                                                                                                                 Balanced
                                                                              RMK                                 Fund
                                                        BALANCED            BALANCED        PRO FORMA           PRO FORMA
                                                         FUND                 FUND          ADJUSTMENT           COMBINED
-------------------------------------------------------------------------------------------------------------------------------

ASSETS:
   Investments in securities, at value              $  51,674,442        $ 144,889,665 (1)  $         -       $196,564,107
   Investments in repurchase agreements                         -                    -                -                  -
-------------------------------------------------------------------------------------------------------------------------------
       Total investments in securities                 51,674,442          144,889,665                -        196,564,107
-------------------------------------------------------------------------------------------------------------------------------
   Cash                                                         -                    -                -                  -
   Income receivable                                      270,122              394,506                -            664,628
   Receivable for investments sold                              -            1,009,957                -          1,009,957
   Receivable for shares sold                                   -                   99                -                 99
   Prepaid expenses                                             -                    -                -                  -
   Other Assets                                                 -                    -                -                  -
-------------------------------------------------------------------------------------------------------------------------------
       Total assets                                    51,944,564          146,294,227                -        198,238,791
-------------------------------------------------------------------------------------------------------------------------------
LIABILITIES:
   Payable for investments purchased                            -            1,887,570                -          1,887,570
   Call options written, at value (premiums
     received $9,300)                                           -                5,000                -              5,000
   Payable for shares redeemed                              2,561              198,851                -            201,412
   Income distribution payable                                  -                    -                -                  -
   Payable for collateral due to broker                         -           24,084,387                -         24,084,387
   Payable for investment adviser fee                      26,187               75,922                -            102,109
   Payable for administrative personnel and
     services fee                                           1,702                9,111                -             10,813
   Payable for custodian fees                                 646                2,237                -              2,883
   Payable for transfer and dividend disbursing
      agent fees and expen                                 10,870                7,004                -             17,874
   Payable for Trustees' fees                                 321                  600                -                921
   Payable for shareholder services fee                         -               25,330                -             25,330
   Payable for distribution services fee                      414                1,262                -              1,676
   Accrued expenses                                         7,284               27,624                -             34,908
-------------------------------------------------------------------------------------------------------------------------------
       Total liabilities                                   49,985           26,324,898                -         26,374,883
-------------------------------------------------------------------------------------------------------------------------------

                                                              -12-

NET ASSETS CONSIST OF:
   Paid-in capital                                  $  50,747,728        $ 106,054,644      $         -       $ 156,802,372
   Net unrealized appreciation of investments           6,007,353           16,251,113                -          22,258,466
   Accumulated net realized gain (loss) on
     investments                                       (4,992,564)          (2,607,628)               -          (7,600,192)
   Undistributed (distributions in excess of) net
     investment income                                    132,062              271,200                -             403,262
-------------------------------------------------------------------------------------------------------------------------------
       TOTAL NET ASSETS                             $  51,894,579        $ 119,969,329      $         -       $ 171,863,908
-------------------------------------------------------------------------------------------------------------------------------

NET ASSETS:
   Class A Shares                                   $   1,963,757        $ 118,479,339      $         -       $ 120,443,096
   Class C Shares                                   $           -        $   1,489,990      $         -       $   1,489,990
   Class I Shares                                   $  49,930,822                  -(4)     $         -       $  49,930,822
-------------------------------------------------------------------------------------------------------------------------------
SHARES OUTSTANDING:
   Class A Shares                                         193,186            8,314,399          (55,378)          8,452,207
   Class C Shares                                               -              104,814                -             104,814
   Class I Shares                                       4,904,238                  -(4)      (1,400,321)          3,503,917
-------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE:
(net assets {divide} shares outstanding)
   Class A Shares                                   $       10.17        $       14.25                        $       14.25
   Class C Shares                                   $           -        $       14.22                        $       14.22
   Class I Shares                                   $       10.18                 - (4)                       $       14.25
-------------------------------------------------------------------------------------------------------------------------------
OFFERING PRICE PER SHARE:
   Class A Shares                                   $       10.76 (2)    $       15.08 (2)                    $       15.08 (2)
   Class C Shares                                   $           -        $       14.22                        $       14.22
   Class I Shares                                   $       10.18                  -(4)                       $       14.25
-------------------------------------------------------------------------------------------------------------------------------
REDEMPTION PROCEEDS PER SHARE:
   Class A Shares                                   $       10.17        $       14.25                        $       14.25
   Class C Shares                                   $           -        $       14.08 (3)                    $       14.08 (3)
   Class I Shares                                   $       10.18                  -(4)                       $       14.25
-------------------------------------------------------------------------------------------------------------------------------
Investments, at identified cost                        45,667,089          128,642,852                          174,309,941
-------------------------------------------------------------------------------------------------------------------------------
     (1)  Including $ 23,435,417 of securities loaned.
     (2)  Computation of Offering Price Per Share: 100/94.5 of net asset value.
     (3)  Computation of Redemption Proceeds: 99/100 of net asset value.
     (4)  As of May 31, 2005, Class I Shares of the RMK Balanced Fund had not commenced investment operations

(See Notes to Pro Forma Financial Statements)



                                                              -13-


                                                          BALANCED FUND
                                                        RMK BALANCED FUND
                                          PRO FORMA COMBINING STATEMENTS OF OPERATIONS
                                      FOR THE TWELVE MONTHS ENDED MAY 31, 2005 (UNAUDITED)

                                                                                                                  RMK
                                                                                                                BALANCED
                                                                         RMK                                      FUND
                                                    BALANCED           BALANCED             PRO FORMA          PRO FORMA
                                                      FUND               FUND               ADJUSTMENT          COMBINED
--------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
   Interest                                      $   574,767       $   916,777  (1)    $        -           $ 1,491,544
   Dividends                                         836,731         2,529,015  (2)             -             3,365,746
--------------------------------------------------------------------------------------------------------------------------
      Total income                                 1,411,498         3,445,792                  -             4,857,290
--------------------------------------------------------------------------------------------------------------------------
EXPENSES:
   Investment adviser fee                            428,164           972,900
   Administrative personnel and services fee          88,339           109,455            (40,976) (b)          156,818
   Custodian fees                                      9,206            26,819              2,399  (c)           38,424
   Transfer and dividend disbursing agent fees
      and expenses                                   139,841            85,686                  -               225,527
   Trustees' fees                                      4,574             5,594             (6,418) (d)            3,750
   Auditing fees                                      15,524            24,848            (15,524) (e)           24,848
   Legal fees                                          5,198            22,196             (2,599) (f)           24,795
   Portfolio accounting fees                          57,272            48,705            (53,565) (g)           52,412
   Shareholder services fee--Class I Shares          112,417                             (112,417) (h)                -
   Shareholder services fee--Class A Shares            1,964           298,742              2,008  (i)          302,714
   Shareholder services fee--Class C Shares                -             5,091                  -                 5,091
   Distribution services fee--Class A Shares          10,378             1,429            (11,807) (j)                -
   Distribution services fee--Class C Shares               -            15,272                  -                15,272
   Share registration costs                            9,049            34,638                  -                43,687
   Printing and postage                                9,329            14,691             (4,665) (l)           19,355
   Insurance premiums                                  9,289            20,002                  -                29,291
   Miscellaneous                                      13,072             5,871             (6,536) (m)           12,407
--------------------------------------------------------------------------------------------------------------------------
      Total expenses                                 913,616         1,691,939           (250,100)            2,355,455
                                                  ----------         ---------          ----------           ----------
WAIVERS:
   Waiver of investment adviser fee                 (107,042)          (60,806)            80,730  (n)          (87,118)


                                                           -14-

   Waiver of Administrative fee                      (14,688)                -             14,688  (o)                -
   Waiver of shareholder services fee--Class I
      Shares                                        (112,417)                -            112,417  (q)                -
--------------------------------------------------------------------------------------------------------------------------
         Total Waivers                              (234,147)          (60,806)           207,835               (87,118)
--------------------------------------------------------------------------------------------------------------------------
         Net expenses                                679,469         1,631,133            (42,265)            2,268,337
--------------------------------------------------------------------------------------------------------------------------
         Net investment income                       732,029         1,814,659             42,265             2,588,953
--------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments          (259,813)        1,642,052                  -             1,382,239
   Net change in unrealized appreciation/
      depreciation of investments                  1,481,557         2,498,125                  -             3,979,682
--------------------------------------------------------------------------------------------------------------------------
         Net realized and unrealized loss on
           investments                             1,221,744         4,140,177                  -             5,361,921
--------------------------------------------------------------------------------------------------------------------------
             Change in net assets resulting from
               operations                        $ 1,953,773       $ 5,954,836         $   49,437           $ 7,950,874
--------------------------------------------------------------------------------------------------------------------------
     (1)  Net of foreign taxes withheld of $2,865.
     (2)  Including income on securities loaned of $28,648.

     (See Notes to Pro Forma Financial Statements)


                                                           -15-

PRO FORMA COMBINING PORTFOLIO OF INVESTMENTS
MAY 31, 2005 (UNAUDITED)


                                                                                                                        RMK
                           RMK                                                                                         FIXED
                          FIXED                                                                         RMK           INCOME
               RMK        INCOME                                                                       FIXED           FUND
INTERMEDIATE  FIXED        FUND                                                    INTERMEDIATE        INCOME        PRO FORMA
    BOND      INCOME    PRO FORMA                                                      BOND             FUND         COMBINED
    FUND       FUND      COMBINED                  PRO FORMA                           FUND            MARKET         MARKET
   SHARES     SHARES      SHARES                    COMBINED                       MARKET VALUE        VALUE          VALUE

CORPORATE BONDS - 28.0%
                                    CONSUMER DISCRETIONARY - 1.3%
                                    MEDIA - 1.3%
     -       3,000,000  3,000,000   Washington Post, 5.50%, 2.15.2009                   -             3,144,603       3,144,603
                                                                                 --------------   --------------  --------------
                                    CONSUMER STAPLES - 1.4%
                                    AUTOMOBILES & TRUCKS - 0.5%
 2,000,000      -       2,000,000   General Motors Corp., 7.125%, 7/15/2013          1,664,674           -            1,664,674
                                                                                 --------------   --------------  --------------
                                    PERSONAL PRODUCTS - 0.9%
     -       3,000,000  3,000,000   Avon Products, 6.55%, 8/1/2007                      -             3,156,456       3,156,456
                                                                                 --------------   --------------  --------------
                                    Total Consumer Staples                           1,664,674        3,156,456       4,821,130
                                                                                 --------------   --------------  --------------
                                    ENERGY - 0.6%
                                    OIL & GAS - 0.6%                                    -
     -       2,000,000  2,000,000   BP Capital Markets PLC, Note, 4.625%,
                                    4/15/2009                                           -             2,133,492       2,133,492
                                                                                 --------------   --------------  --------------
                                    FINANCIALS - 17.9%
                                    COMMERCIAL BANKS - 5.3%
 3,000,000       -      3,000,000   Bank of America Corp., 7.80%, 2/15/2010          3,438,992           -            3,438,992
     -       5,000,000  5,000,000   J.P. Morgan Chase & Co., Sub. Note, 6.50%,
                                    1/15/2009                                           -             5,379,645       5,379,645
 2,000,000       -      2,000,000   J.P. Morgan Chase & Co., 7.00%, 11/15/2009       2,201,238           -            2,201,238
 1,500,000       -      1,500,000   Northwest Trust Co., 7.10%, 8/1/2009             1,656,536           -            1,656,536

                                                              -16-

 1,000,000       -      1,000,000   Wachovia Corp., 6.375%, 2/1/2009                 1,073,348           -            1,073,348
     -       4,000,000  4,000,000   Wells Fargo & Co., Note, 5.90%, 5/21/2006           -             4,074,096       4,074,096
                                                                                 --------------   --------------  --------------
                                    Total                                            8,370,114        9,453,741      17,823,855
                                                                                 --------------   --------------  --------------
                                    CONSUMER FINANCE - 6.8%
 3,000,000       -      3,000,000   American General Finance Corp., 4.625%,
                                    5/15/2009                                        3,015,465           -            3,015,465
     -       5,000,000  5,000,000   American General Finance Corp., 4.625%,
                                    9/1/2010                                            -             5,015,160       5,015,160
 2,000,000       -      2,000,000   Ford Motor Credit Co., 7.00%, 10/1/2013          1,862,946           -            1,862,946
     -       5,000,000  5,000,000   Household Finance Corp., Note, 4.625%,
                                    1/15/2008(1)                                                      5,051,885       5,051,885
     -       8,000,000  8,000,000   Household Finance Corp., Unsecd. Note, 5.75%,
                                    1/30/2007                                             -           8,215,496       8,215,496
                                                                                 --------------   --------------  --------------
                                    Total                                            4,878,411       18,282,541      23,160,952
                                                                                 --------------   --------------  --------------
                                    DIVERSIFIED FINANCIAL SERVICES - 1.5%
     -       4,000,000  4,000,000   General Electric Capital Corp., Note, (Series
                                    MTNA), 5.375%, 3/15/2007(1)                         -             4,096,152       4,096,152
 1,000,000       -      1,000,000   National Rural Utilities Cooperative Finance
                                    Corp., 7.30%, 9/15/2006                          1,041,460           -            1,041,460
                                                                                 --------------   --------------  --------------
                                    Total                                            1,041,460        4,096,152       5,137,612
                                                                                 --------------   --------------  --------------
                                    INSURANCE - 0.6%
 2,000,000       -      2,000,000   Allstate Corp., 5.375%, 12/1/2006                2,032,820           -            2,032,820
                                                                                 --------------   --------------  --------------
                                    INVESTMENT SERVICES - 3.7%
     -       6,000,000  6,000,000   Goldman Sachs Group, Inc., Note, 5.50%,
                                    11/15/2014(1)                                       -             6,250,866       6,250,866
 3,000,000       -      3,000,000   Lehman Brothers Holdings, Inc., 8.25%,
                                    6/15/2007                                        3,246,726           -            3,246,726
 3,000,000       -      3,000,000   Morgan Stanley, 6.875%, 3/1/2007                 3,147,831           -            3,147,831
                                                                                 --------------   --------------  --------------
                                    Total                                            6,394,557        6,250,866      12,645,423
                                                                                 --------------   --------------  --------------
                                    Total Financials                                22,717,362       38,083,300      60,800,662
                                                                                 --------------   --------------  --------------
                                    HEALTHCARE - 1.8%
                                    PHARMACEUTICALS - 1.8%
 2,000,000       -      2,000,000   Abbott Laboratories, 5.625%, 7/1/2006            2,031,314           -            2,031,314
     -       4,000,000  4,000,000   Pfizer, Inc., Note, 2.50%, 3/15/2007                -             3,907,752       3,907,752
                                                                                 --------------   --------------  --------------
                                    Total Healthcare                                 2,031,314        3,907,752       5,939,066
                                                                                 --------------   --------------  --------------
                                    INDUSTRIALS - 3.8%
                                    CHEMICALS - 0.6%
 2,000,000       -      2,000,000   Chevron Phillips Chemical Co., 5.375%,
                                    6/15/2007                                        2,043,322           -            2,043,322
                                    CONGLOMERATES - 1.6%
 3,000,000       -      3,000,000   Honeywell International, Inc., 7.50%,
                                    3/1/2010                                         3,417,432           -            3,417,432
 2,000,000       -      2,000,000   United Technologies Corp., 4.875%, 11/1/2006     2,027,816           -            2,027,816
                                                                                 --------------   --------------  --------------

                                                              -17-

                                    Total                                            5,445,248           -            5,445,248
                                                                                 --------------   --------------  --------------
                                    ELECTRICAL EQUIPMENT - 1.6%
     -       5,000,000  5,000,000   Emerson Electric Co., Unsecd. Note, 5.85%,
                                    3/15/2009                                           -             5,280,275       5,280,275
                                                                                 --------------   --------------  --------------
                                    Total Industrials                                7,488,570        5,280,275      12,768,845
                                    INFORMATION TECHNOLOGY - 1.0%
                                    COMPUTERS & PERIPHERALS - 1.0%
     -       3,500,000  3,500,000   International Business Machines Corp.,
                                    4.875%, 10/1/2006                                   -             3,546,032       3,546,032
                                                                                 --------------   --------------  --------------
                                    TELECOMMUNICATION SERVICES - 0.6%
                                    DIVERSIFIED TELECOMMUNICATION SERVICES - 0.3%
 1,000,000       -      1,000,000   BellSouth Capital Funding Corp., 7.75%,
                                    2/15/2010                                        1,136,520           -            1,136,520
                                                                                 --------------   --------------  --------------
                                    LONG DISTANCE CARRIERS - 0.3%
 1,000,000       -      1,000,000   GTE North, Inc., 5.65%, 11/15/2008               1,030,128           -            1,030,128
                                                                                 --------------   --------------  --------------
                                    Total Telecommunication Services                 2,166,648           -            2,166,648
                                                                                 --------------   --------------  --------------
                                    TOTAL CORPORATE BONDS
                                    (IDENTIFIED COST $93,919,853)                  $36,068,568      $59,251,910     $95,320,478
                                                                                 --------------   --------------  --------------
GOVERNMENT AGENCIES - 30.4%
                                    FEDERAL FARM CREDIT BANK - 0.3% (2)
 1,000,000       -      1,000,000   4.15%, 4/7/2011                                    988,336           -              988,336
                                                                                 --------------   --------------  --------------
                                    FEDERAL HOME LOAN BANK - 5.8% (2)
   800,000       -        800,000   4.00%, 3/30/2012                                   791,641           -              791,641
 1,000,000       -      1,000,000   4.875%, 11/15/2006                               1,014,816           -            1,014,816
     -       1,000,000  1,000,000   5.375%, 2/15/2006                                   -             1,011,946       1,011,946
     -       5,000,000  5,000,000   5.80%, 3/30/2009                                    -             5,317,635       5,317,635
     -       2,000,000  2,000,000   5.875%, 2/15/2011                                   -             2,165,722       2,165,722
     -       2,005,000  2,005,000   6.375%, 8/15/2006(1)                                -             2,065,076       2,065,076
     -       5,000,000  5,000,000   6.50%, 11/15/2006                                   -             5,194,515       5,194,515
 1,000,000       -      1,000,000   7.325%, 5/30/2007                                1,068,382           -            1,068,382
 1,000,000       -      1,000,000   7.375%, 2/12/2010                                1,140,918           -            1,140,918
                                                                                 --------------   --------------  --------------
                                    Total                                            4,015,757       15,754,894      19,770,651
                                                                                 --------------   --------------  --------------
                                    FEDERAL HOME LOAN MORTGAGE CORPORATION
                                    - 14.3%(2)
     -       8,000,000  8,000,000   4.375%, 7/30/2009                                   -             7,989,800       7,989,800
     -       4,500,000  4,500,000   5.00%, 6/15/2033                                    -             4,519,710       4,519,710
 4,000,000   6,000,000 10,000,000   5.25%, 11/05/2012                                4,046,980        6,070,470      10,117,450
     -       4,000,000  4,000,000   5.50%, 7/15/2006(1)                                 -             4,079,036       4,079,036
     -       4,000,000  4,000,000   5.75%, 3/15/2009 (1)                                -             4,254,080       4,254,080

                                                              -18-

     -       4,000,000  4,000,000   5.75%, 4/15/2008                                    -             4,206,812       4,206,812
     -       1,750,000  1,750,000   6.00%, 6/15/2011 (1)                                -             1,925,025       1,925,025
     -       3,000,000  3,000,000   6.375%, 8/1/2011                                    -             3,075,678       3,075,678
     -       4,000,000  4,000,000   6.625%, 9/15/2009 (1)                               -             4,412,904       4,412,904
 1,000,000      -       1,000,000   7.00%, 3/15/2010                                 1,128,541           -            1,128,541
 2,000,000      -       2,000,000   7.10%, 4/10/2007                                 2,118,576           -            2,118,576
 1,000,000      -       1,000,000   7.49%, 4/16/2012                                 1,074,297           -            1,074,297
                                                                                 --------------   --------------  --------------
                                    Total                                            8,368,394       40,533,515      48,901,909
                                                                                 --------------   --------------  --------------
                                    FEDERAL NATIONAL MORTGAGE ASSOCIATION
                                    - 10.0%(2)
     -       6,000,000  6,000,000   4.65%, 6/24/2009                                    -             6,005,160       6,005,160
     -       2,000,000  2,000,000   5.00%, 1/15/2007(1)                                 -             2,038,188       2,038,188
     -       3,988,884  3,988,884   5.00%, 1/1/2020                                     -             4,037,350       4,037,350
     -       5,000,000  5,000,000   5.00%, 7/25/2033                                    -             5,012,640       5,012,640
     -       3,000,000  3,000,000   5.25%, 4/15/2007                                    -             3,076,827       3,076,827
     -       5,000,000  5,000,000   5.625%, 2/28/2012                                   -             5,126,725       5,126,725
     -       4,000,000  4,000,000   6.00%, 5/15/2008                                    -             4,230,276       4,230,276
     -       4,000,000  4,000,000   6.625%, 9/15/2009                                   -             4,407,044       4,407,044
                                                                                 --------------   --------------  --------------
                                    Total                                               -            33,934,210      33,934,210
                                                                                 --------------   --------------  --------------
                                    TOTAL GOVERNMENT AGENCIES
                                                                                 --------------   --------------  --------------
                                    (IDENTIFIED COST $100,392,413)                 $13,372,487      $90,222,619    $103,595,106
                                                                                 --------------   --------------  --------------
MORTGAGE BACKED SECURITIES - 26.3%
                                    GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
                                    - 11.9%
     -       4,072,810  4,072,810   5.00%, 11/15/2018                                   -             4,159,276       4,159,276
     -       4,334,144  4,334,144   5.00%, 11/15/2018                                   -             4,426,158       4,426,158
 2,810,443   4,486,423  7,296,866   5.00%, 1/15/2019                                 2,869,931        4,580,997       7,450,928
     -       9,233,246  9,233,246   5.00%, 6/15/2019                                     -            9,427,883       9,427,883
 2,792,097       -      2,792,097   5.00%, 9/15/2019                                 2,851,198           -            2,851,198
 2,623,342       -      2,623,342   5.50%, 10/15/2017                                2,715,760           -            2,715,760
     -       2,012,165  2,012,165   5.50%, 2/15/2018                                    -             2,083,094       2,083,094
     -       2,164,624  2,164,624   5.50%, 2/15/2018                                    -             2,240,927       2,240,927
 2,594,906       -      2,594,906   5.50%, 9/15/2019                                 2,686,322           -            2,686,322
 2,457,828       -      2,457,828   5.50%, 11/15/2019                                2,544,415           -            2,544,415
                                                                                 --------------   --------------  --------------
                                    Total                                           13,667,626       26,918,335      40,585,961
                                                                                 --------------   --------------  --------------
                                    COLLATERALIZED MORTGAGE OBLIGATIONS - 14.4%
 2,000,000   5,000,000  7,000,000   Countrywide 2005-6CB, 5.50%, 4/25/2035           2,038,313        5,095,785       7,134,098
 1,611,527   4,220,667  5,832,194   DSLA Mortgage Loan Trust 2004-AR3 2A2A, 3.46%,
                                    7/19/2044(3)                                     1,616,060        4,232,527       5,848,587

                                                              -19-

 2,000,000       -      2,000,000   FNMA 2005-1 GE, 5.00%, 7/25/2033                 2,005,056           -            2,005,056
 2,500,000       -      2,500,000   FHLMC 2911 UE, 5.00%, 6/15/2033                  2,483,924           -            2,483,924
 1,353,903   3,159,109  4,513,012   GSR Mortgage Loan Trust 2004-7 2A1, 4.184%,
                                    6/25/2034(3)                                     1,346,414        3,141,632       4,488,046
     -       8,522,328  8,522,328   J.P. Morgan Chase & Co. 2005-A1 3A3, 4.90%,
                                    2/25/2035                                           -             8,481,080       8,481,080
 1,865,380   4,761,052  6,626,432   Master Mortgage 2005-1 9A1, 5.32%,
                                    1/25/2035(3)                                     1,893,944        4,833,943       6,727,887
   951,774   2,284,259  3,236,033   Merrill Lynch 2005-A1 2A1, 4.665%,
                                    12/25/2034(3)                                      956,719        2,284,624       3,241,343
 2,446,980   5,835,105  8,282,085   Structured Mortgage 2005-1 5A2, 5.21%,
                                    1/25/2035(3)                                     2,465,332        5,904,251       8,369,583
                                                                                 --------------   --------------  --------------
                                    Total                                           14,805,762       33,973,842      48,779,604
                                                                                 --------------   --------------  --------------
                                    TOTAL MORTGAGE BACKED SECURITIES
                                                                                 --------------   --------------  --------------
                                    (IDENTIFIED COST $89,500,062)                  $28,473,388      $60,892,177     $89,365,565
                                                                                 --------------   --------------  --------------
U.S. TREASURY - 13.2%
                                    U.S. TREASURY NOTES - 13.2%
 2,100,000       -      2,100,000   3.125%, 5/15/2007                                2,081,953           -            2,081,953
     -       6,000,000  6,000,000   3.50%, 11/15/2006(1)                                -             5,998,830       5,998,830
 2,400,000       -      2,400,000   4.00%, 2/15/2014                                 2,405,906           -            2,405,906
     -       4,500,000  4,500,000   4.25%, 11/15/2013(1)                                -             4,594,396       4,594,396
 3,000,000       -      3,000,000   4.25%, 8/15/2014                                 3,056,835           -            3,056,835
 2,000,000   4,000,000  6,000,000   4.25%, 11/15/2014(1)                             2,036,094        4,072,188       6,108,282
     -       6,000,000  6,000,000   4.375%, 5/15/2007(1)                                -             6,089,064       6,089,064
     -       6,000,000  6,000,000   4.625%, 5/15/2006(1)                                -             6,068,436       6,068,436
     -       6,000,000  6,000,000   4.75%, 5/15/2014(1)                                 -             6,340,782       6,340,782
     -       1,750,000  1,750,000   5.375%, 2/15/2031(1)                                -             2,026,719       2,026,719
                                                                                 --------------   --------------  --------------
                                    TOTAL U.S. TREASURY
                                                                                 --------------   --------------  --------------
                                    (IDENTIFIED COST $44,659,375)                   $9,580,788      $35,190,415     $44,771,203
                                                                                 --------------   --------------  --------------
MUTUAL FUNDS - 18.6%
     -      57,255,292 57,255,292   BNY Institutional Cash Reserves Fund (held as
                                    collateral for securities lending)                  -            57,255,292      57,255,292
   842,326   2,137,521  2,979,847   Fidelity Institutional Money Market Fund           842,326        2,137,521       2,979,847
   842,326   2,142,276  2,984,602   Fidelity Institutional Prime Money Market Fund     842,326        2,142,276       2,984,602
                                                                                 --------------   --------------  --------------
                                    TOTAL MUTUAL FUNDS (IDENTIFIED COST
                                    $63,219,741)                                    $1,684,652      $61,535,089     $63,219,741
                                                                                 --------------   --------------  --------------
                                    TOTAL INVESTMENTS - 116.5% (IDENTIFIED COST
                                    $391,691,444)                                  $89,179,883     $307,092,210    $396,272,093
                                                                                 --------------   --------------  --------------
                                    OTHER ASSETS AND LIABILITIES - NET - (16.5)%       556,011      (56,581,880)    (56,025,869)
                                                                                 --------------   --------------  --------------
                                    TOTAL NET ASSETS - 100.0%                      $89,735,894     $250,510,330    $340,246,224
                                                                                 ==============   ==============  ==============

                                                              -20-

(1)  Certain   principal   amounts  are  temporarily  on  loan  to  unaffiliated
broker/dealers. As of May 31, 2005, securities subject to this type or arrangement and related collateral were as follows.

                                                             MARKET VALUE
    MARKET VALUE OF SECURITIES LOANED                        OF COLLATERAL
    $56,229,524                                              $57,255,292

(2)  The issuer is a publicly-traded company that operates under a congressional
charter;   its  securities  are  neither  issued  nor  guaranteed  by  the  U.S.
government.

(3) Variable Rate Instruments. The rate presented is the rate in effect at May 31, 2005. The maturity date reflected is the final maturity date; the interest rate will adjust periodically until maturity.

Note: The categories of investments are shown as a percentage of total pro forma combined net assets at May 31,2005.



                                                      INTERMEDIATE BOND FUND
                                                       RMK FIXED INCOME FUND
                                     PRO FORMA COMBINING STATEMENTS OF ASSETS AND LIABILITIES
                                                     MAY 31, 2005 (UNAUDITED)

                                                                                                                        RMK
                                                                                                                       FIXED
                                                                                         RMK                          INCOME
                                                                   INTERMEDIATE         FIXED                          FUND
                                                                       BOND            INCOME      PRO FORMA        PRO FORMA
                                                                       FUND             FUND       ADJUSTMENT        COMBINED
------------------------------------------------------------------------------------------------------------------------------------

ASSETS:
   Investments in securities, at value                          $   89,179,883      $307,092,210 (1)  $        -    $396,272,093
   Investments in repurchase agreements                                      -                 -               -               -
------------------------------------------------------------------------------------------------------------------------------------
          Total investments in securities                           89,179,883       307,092,210               -     396,272,093
------------------------------------------------------------------------------------------------------------------------------------
   Cash                                                                      -                 -               -               -
   Income receivable                                                   924,444         2,068,057               -       2,992,501
   Receivable for investments sold                                           -                 -               -               -
   Receivable for shares sold                                                -           151,025               -         151,025
   Prepaid expenses                                                          -                 -               -               -
   Other Assets                                                              -             6,746               -           6,746
------------------------------------------------------------------------------------------------------------------------------------
          Total assets                                             90,104,327        309,318,038               -      399,422,365
------------------------------------------------------------------------------------------------------------------------------------
LIABILITIES:
   Payable for investments purchased                                         -                 -               -               -
   Payable for shares redeemed                                          15,178           755,825               -         771,003
   Income distribution payable                                         290,859           568,594               -         859,453
   Payable for collateral due to broker                                      -        57,255,292               -      57,255,292
   Payable for investment adviser fee                                   36,588           106,883               -         143,471
   Payable for administrative personnel and services fee                 2,948            19,239               -          22,187
   Payable for custodian fees                                            1,054             4,268               -           5,322
   Payable for transfer and dividend disbursing agent
      fees and expenses                                                  7,857             3,610               -          11,467
   Payable for Trustees' fees                                              626               600               -           1,226
   Payable for shareholder services fee                                      -            53,403               -          53,403
   Payable for distribution services fee                                   751             1,545                           2,296
   Accrued expenses                                                     12,572            38,449               -          51,021
------------------------------------------------------------------------------------------------------------------------------------
          Total liabilities                                            368,433        58,807,708               -      59,176,141
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
   Paid-in capital                                              $   89,165,529      $247,108,616      $        -    $336,274,145

                                                              -22-

   Net unrealized appreciation of investments                          229,088         4,351,561               -       4,580,649
   Accumulated net realized gain (loss) on investments                 396,963         (949,861)               -        (552,898)
   Undistributed (distributions in excess of) net
   investment income                                                  (55,686)                14               -         (55,672)
------------------------------------------------------------------------------------------------------------------------------------
  TOTAL NET ASSETS                                              $   89,735,894      $250,510,330      $        -    $340,246,224
------------------------------------------------------------------------------------------------------------------------------------

NET ASSETS:
   Class A Shares                                               $    3,348,966      $248,165,712      $        -    $251,514,678
   Class C Shares                                                          $ -      $  2,344,618      $        -    $  2,344,618
   Class I Shares                                               $   86,386,928             - (4)      $        -    $ 86,386,928
------------------------------------------------------------------------------------------------------------------------------------
SHARES OUTSTANDING:
   Class A Shares                                                      270,426        23,625,287          48,523      23,944,236
   Class C Shares                                                            -           223,171               -         223,171
   Class I Shares                                                    6,976,767                 -       1,250,559       8,227,326
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE:
(net assets {divide} shares outstanding)
   Class A Shares                                               $        12.38      $      10.50                    $      10.50
   Class C Shares                                               $            -      $      10.51                    $      10.51
   Class I Shares                                               $        12.38             - (4)                    $      10.50
------------------------------------------------------------------------------------------------------------------------------------
OFFERING PRICE PER SHARE:
   Class A Shares                                               $        12.63 (2)  $      10.71 (2)                $      10.71 (2)
   Class C Shares                                               $            -      $      10.51                    $      10.51
   Class I Shares                                               $        12.38             - (4)                    $      10.50
------------------------------------------------------------------------------------------------------------------------------------
REDEMPTION PROCEEDS PER SHARE:
   Class A Shares                                               $        12.38      $      10.50                    $      10.50
   Class C Shares                                               $            -      $      10.40 (3)                $      10.40 (3)
   Class I Shares                                               $        12.38             - (4)                    $      10.50
------------------------------------------------------------------------------------------------------------------------------------
Investments, at identified cost                                 $   88,950,795      $302,740,649                    $391,691,444
------------------------------------------------------------------------------------------------------------------------------------

     (1)  Including $56,229,524 of securities loaned.
     (2)  Computation of Offering Price Per Share: 100/98 of net asset value.
     (3)  Computation of Redemption Proceeds: 99/100 of net asset value.
     (4) As of May 31, 2005, Class I Shares of the RMK Fixed Income Fund had not commenced investment operations.
(See Notes to Pro Forma Financial Statements)

                                                              -23-

                                                       INTERMEDIATE BOND FUND
                                                       RMK FIXED INCOME FUND
                                            PRO FORMA COMBINING STATEMENTS OF OPERATIONS
                                        FOR THE TWELVE MONTHS ENDED MAY 31, 2005 (UNAUDITED)
                                                                                                                           RMK
                                                                                                                          FIXED
                                                                                RMK                                      INCOME
                                                         INTERMEDIATE          FIXED                                      FUND
                                                             BOND             INCOME              PRO FORMA            PRO FORMA
                                                             FUND              FUND              ADJUSTMENT             COMBINED

------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
   Interest                                               $  4,435,340   $  12,070,897 (1)   $            -          $  16,506,237
   Dividends                                                    33,033          42,690                    -                 75,723
------------------------------------------------------------------------------------------------------------------------------------
      Total income                                           4,468,373      12,113,587                    -             16,581,960
------------------------------------------------------------------------------------------------------------------------------------
EXPENSES:
   Investment adviser fee                                      500,826       2,066,283              245,534 (a)          2,812,643
   Administrative personnel and services fee                   166,944         247,965             (77,377) (b)            337,532
   Custodian fees                                               11,282          53,775               8,142  (c)             73,199
   Transfer and dividend disbursing agent fees
      and expenses                                              84,055          79,794                    -                163,849
   Trustees' fees                                                6,700           5,435              (8,385) (d)              3,750
   Auditing fees                                                21,535          23,438             (21,535) (e)             23,438
   Legal fees                                                    8,145          18,904              (4,073) (f)             22,976
   Portfolio accounting fees                                    52,623         101,000             (41,061) (g)            112,562
   Shareholder services fee--Class I Shares                    209,154               -            (209,154) (h)                  -
   Shareholder services fee--Class A Shares                      1,575         681,778              13,169  (i)            696,522
   Shareholder services fee--Class C Shares                          -           6,418                    -                  6,418
   Distribution services fee--Class A Shares                    21,862           1,034             (22,896) (j)                  -
   Distribution services fee--Class C Shares                         -          19,253                    -                 19,253
   Share registration costs                                     10,156          36,610                    -                 46,766
   Printing and postage                                         14,809          19,565              (7,405) (l)             26,969
   Insurance premiums                                           15,216          51,445                    -                 66,661
   Miscellaneous                                                11,985           9,793              (5,993) (m)             15,785
------------------------------------------------------------------------------------------------------------------------------------
        Total expenses                                       1,136,867       3,422,490            (131,034)               4,428,323
------------------------------------------------------------------------------------------------------------------------------------
WAIVERS:
   Waiver of investment adviser fee                           (20,033)       (688,760)            (228,753) (n)           (937,546)
------------------------------------------------------------------------------------------------------------------------------------

                                                              -24-

   Waiver of Administration fee                               (28,380)               -               28,380 (o)                   -
   Waiver of shareholder services fee--Class I Shares        (209,154)               -              209,154 (q)                   -
------------------------------------------------------------------------------------------------------------------------------------
       Total waivers                                         (257,567)       (688,760)                8,781               (937,546)
------------------------------------------------------------------------------------------------------------------------------------
         Net expenses                                          879,300       2,733,730            (122,253)               3,490,777
------------------------------------------------------------------------------------------------------------------------------------
           Net investment income                             3,589,073       9,379,857              122,253              13,091,183
------------------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments                 (1,721,453)     (2,525,170)                    -             (4,246,623)
   Net change in unrealized appreciation/depreciation
        of investments                                         947,273         330,706                    -               1,277,979
------------------------------------------------------------------------------------------------------------------------------------
        Net realized and unrealized loss on investments      (774,180)     (2,194,464)                    -             (2,968,644)
------------------------------------------------------------------------------------------------------------------------------------
           Change in net assets resulting
             from operations                               $ 2,814,893   $   7,185,393       $      122,253          $   10,122,539
------------------------------------------------------------------------------------------------------------------------------------

   (1)  Including income from securities loaned of $85,811.

   (See Notes to Pro Forma Financial Statements)


PRO FORMA COMBINING PORTFOLIO OF INVESTMENTS
MAY 31, 2005 (UNAUDITED)





                      RMK                                                                                                 RMK
                      TAX                                                                                               TAX EXEMPT
                    EXEMPT                                                                                  RMK           BOND
            RMK      BOND                                                                  TAX-EXEMPT    TAX EXEMPT       FUND
 TAX-       TAX      FUND
EXEMPT    EXEMPT                                                                             BOND          BOND         PRO FORMA
 BOND      BOND    PRO FORMA                                                                 FUND          FUND         COMBINED
 FUND      FUND    COMBINED                        PRO FORMA                                MARKET        MARKET         MARKET
SHARES    SHARES    SHARES                          COMBINED                                 VALUE         VALUE         VALUE

MUNICIPAL BONDS - 98.6%
                              ALABAMA - 23.4%
   -     250,000    250,000   Alabama State Public School & College Authority,
                              Revenue Bonds, 4.75%, 11/1/2006                                  -          254,587      254,587
   -     500,000    500,000   Alabama Water Pollution Control Authority, Revenue
                              Bonds, 4.75% (AMBAC INS), 8/15/2014                              -          514,645      514,645
   -     500,000    500,000   Anniston, AL Waterworks & Sewer Board,
                              Refunding Revenue Bonds, 4.00%, 6/1/2006                         -          505,645      505,645
   -     430,000    430,000   Athens, AL , GO UT Warrants, 4.65% (AMBAC INS),
                              8/1/2011                                                         -          451,414      451,414
   -     250,000    250,000   Auburn, AL, GO UT Warrants, 4.30%, 12/1/2007                     -          257,877      257,877
   -     200,000    200,000   Auburn, AL, GO UT, 3.90%, 1/1/2008                               -          204,734      204,734
   -     500,000    500,000   Auburn University, AL, Revenue Bonds, 3.80%
                              (AMBAC INS), 6/1/2006                                            -          504,575      504,575
   -     250,000    250,000   Baldwin County, AL, Refunding Bonds, 5.20%,
                              6/1/2008                                                         -          260,227      260,227

                                                              -26-


   -     250,000    250,000   Blount County, AL Water Authority, Revenue Bonds,
                              4.75% (AMBAC INS), 8/1/2006                                      -          255,377      255,377
   -     500,000    500,000   Decatur, AL Water, Revenue Bonds, 4.65% (FSA
                              LOC), 5/1/2010                                                   -          531,615      531,615
   -     275,000    275,000   Dothan, AL, GO UT Warrants, 6.25%, 9/1/2007                      -          292,264      292,264
   -     500,000    500,000   Homewood, AL GO LT, 3.625%, 9/1/2008                             -          508,490      508,490
   -     500,000    500,000   Houston County, AL, 4.95% (AMBAC INS),
                              10/15/2007                                                       -          523,380      523,380
   -     500,000    500,000   Houston County, AL Board Education Capital Outlay,
                              Special Tax Warrants, 4.57% (MBIA INS), 12/1/2007                -          520,075      520,075
   -     300,000    300,000   Houston County, AL Hospital Board, Revenue Bonds,
                              6.875%, 4/1/2007                                                 -          321,453      321,453
   -     250,000    250,000   Huntsville, AL Electric Systems, Revenue Bonds,
                              4.00%, 12/1/2008                                                 -          257,815      257,815
   -     500,000    500,000   Huntsville, AL Health Care Authority, Revenue Bond,
                              4.70% (MBIA INS), 6/1/2012                                       -          535,015      535,015
   -     500,000    500,000   Huntsville, AL Water Systems, Revenue Bond
                              Warrants, 4.875%, 11/1/2015                                      -          526,850      526,850
   -     500,000    500,000   Limestone County, AL Water Authority, 4.70%
                              (AMAC INS), 12/1/2009                                            -          528,075      528,075
   -     300,000    300,000   Madison, AL, 4.20%, 2/1/2009                                     -          311,118      311,118
   -     250,000    250,000   Madison, AL, GO UT Warrants, 4.15% (AMBAC
                              INS), 2/1/2008                                                   -          257,688      257,688
   -     500,000    500,000   Madison County, AL, GO UT Warrants, 4.55%,
                              6/1/2005                                                         -          499,993      499,993
   -     250,000    250,000   Mobile, AL, GO UT Warrants, 5.20% (AMBAC INS),
                              2/15/2010                                                        -          272,100      272,100
   -     500,000    500,000   Montgomery, AL, GO UT Warrants (Series A), 5.10%,
                              10/1/2008                                                        -          527,620      527,620
   -     250,000    250,000   Oxford, AL GO UT, 5.00% (AMBAC INS), 5/1/2006                    -          254,930      254,930
   -     250,000    250,000   Oxford, AL, GO UT, Warrants, 5.10% (AMBAC INS),
                              5/1/2008                                                         -          264,445      264,445
   -     250,000    250,000   Oxford, AL, GO UT Warrants, 5.20% (AMBAC INS),
                              5/1/2010                                                         -          264,570      264,570

                                                              -27-


   -     250,000    250,000   Prattville, AL, GO UT Warrants, 4.00% (MBIA INS),
                              2/1/2009                                                         -          257,985      257,985
   -     500,000    500,000   Scottsboro, AL Waterworks Sewer & Gas Board,
                              Revenue Bonds, 4.40% (MBIA Insurance Corp. INS),
                              8/1/2012                                                         -          519,030      519,030
   -     420,000    420,000   Sheffield, AL Electric Revenue, Refunding Revenue
                              Bonds, 4.25%, 7/1/2009                                           -          439,085      439,085
   -     250,000    250,000   Shelby County, AL Board of Education, GO LT
                              Warrants, 4.375% (AMBAC INS), 2/1/2007                           -          255,888      255,888
   -     250,000    250,000   Shelby County, AL Board of Education, GO LT
                              Warrants, 4.50% (AMBAC INS), 2/1/2009                            -          262,283      262,283
   -     500,000    500,000   Shelby County, AL Board of Education, GO LT,
                              4.75%, 2/1/2013                                                  -          524,585      524,585
   -     250,000    250,000   Southeast Alabama Gas District, Series A, 5.25%
                              (AMBAC INS), 6/1/2011                                            -          278,610      278,610
   -     335,000    335,000   Sylacuaga, AL Utilities Board, 4.375% (MBIA INS),
                              5/1/2006                                                         -          339,737      339,737
   -     250,000    250,000   Trustville, AL, GO UT Warrants, 4.50% (MBIA INS),
                              10/1/2006                                                        -          255,295      255,295
   -     250,000    250,000   Trustville, AL, GO LT, 3.70% (MBIA INS), 10/1/2005               -          250,740      250,740
   -     250,000    250,000   Tuscaloosa, AL, GO UT Warrants, 4.40%, 7/1/2011                  -          264,603      264,603
   -     500,000    500,000   Tuscaloosa, AL, GO UT, 4.00%, 2/15/2009                          -          515,600      515,600
   -    1,000,000  1,000,000  Tuscaloosa, AL, GO UT, 4.50%, 2/15/2013                          -         1,059,220    1,059,220
   -     245,000    245,000   Tuscaloosa, AL City Board of Education, Warrants,
                              4.55%, 2/15/2010                                                 -          249,812      249,812
   -     500,000    500,000   The Board of Trustees of the University of Alabama,
                              Revenue Bonds, 5.375% (FGIC LOC), 10/1/2011                      -          553,620      553,620
   -     250,000    250,000   University of North Alabama, 4.65%, 11/1/2007                    -          260,170      260,170
                                                                                          ----------- ------------- -------------
   -                             Total                                                         -        16,692,840   16,692,840
                                                                                          ----------- ------------- -------------

                                                              -28-


                              ALASKA - 0.5%
350,000    -        350,000   Anchorage, Alaska (Series A), GO, 5.625% (MBIA
                              INS), 9/1/2016                                                 389,767         -         389,767
                                                                                          ----------- ------------- -------------
                              ARKANSAS - 3.2%
250,000    -       250,000    Arkansas State Development Finance Authority,
                              Revenue Bonds, 4.00%, (AMBAC INS), 12/1/2011                   260,155         -         260,155
   -     440,000    440,000   Arkansas State University Revenue, Revenue Bonds,                -          455,382      455,382
                              4.60% (AMBAC INS), 4/1/2011
250,000     -       250,000   Beaver, AR Water District, Revenue Bonds, 4.00%
                              (AMBAC INS), 11/15/2009                                        259,283         -         259,283
   -     250,000    250,000   Jonesboro, AR County Water & Light Utility, Revenue
                              Bonds, 5.00% (MBIA INS), 11/15/2007                              -          262,305      262,305
   -    1,000,000  1,000,000  Little Rock, AR, 4.00%, 4/1/2014                                 -         1,031,510    1,031,510
                                                                                          ----------- ------------- -------------
                                 Total                                                      519,438      1,749,197    2,268,635
                                                                                          ----------- ------------- -------------

                              COLORADO - 0.6%
350,000    -        350,000   Denver, CO City & County Airport (Series E), Revenue
                              Bonds, 6.00% (MBIA INS), 11/15/2011                           398,822          -         398,822
                                                                                          ----------- ------------- -------------

                              FLORIDA - 6.9%
   -     750,000    750,000   Broward County, FL, (Series B), 5.00%,  1/1/2012                 -          826,215      826,215
   -    1,000,000  1,000,000  Florida State Board of Education, GO UT, 4.00%,
                              6/1/2009                                                         -         1,036,620    1,036,620
   -    1,000,000  1,000,000  JEA, FL Electric Systems, (Series D), 4.40%,
                              10/1/2018                                                        -         1,008,540    1,008,540
   -     250,000    250,000   Jacksonville, FL Excise Taxes, 5.65%, 10/1/2005                  -          252,415      252,415
300,000    -        300,000   Palm Beach County, FL Solid Waste Authority (Series
                              A), Revenue Bonds, 6.00% (AMBAC INS), 10/1/2009               333,426          -         333,426
   -    1,000,000  1,000,000  Palm Beach County, FL Solid Waste Authority,
                              Revenue Bonds, 3.00% (AMBAC INS), 10/1/2011                      -          970,780      970,780
   -     500,000    500,000   Seminole County, FL Gas Tax, Revenue Bonds,
                              3.625% (FSA LOC), 10/1/2008                                      -          510,925      510,925
                                                                                          ----------- ------------- -------------
                                 Total                                                      333,426      4,605,495    4,938,921
                                                                                          ----------- ------------- -------------

                                                              -29-


                              GEORGIA - 10.0%
   -     300,000    300,000   Atlanta and Fulton County Recreation Authority,
                              Revenue Bonds, 4.75% (AMBAC INS), 12/1/2010                      -          324,357      324,357
   -     500,000    500,000   Augusta, GA Water & Sewer, Revenue Bonds, 4.00%
                              (FSA LOC), 10/1/2012                                             -          520,285      520,285
   -     250,000    250,000   Cherokee County, GA, 4.30%, 8/1/2005                             -          250,592      250,592
   -     250,000    250,000   Cherokee County, GA Water & Sewer Authority
                              Revenue Bonds, 3.60% (FSA LOC), 8/1/2005                         -          250,327      250,327
   -     250,000    250,000   Cobb County GA, GO UT, 5.00%, 1/1/2008                           -          260,700      260,700
   -     300,000    300,000   Coweta County, GA Water & Sewerage Authority
                              Revenue Bonds, 4.00%, 6/1/2007                                   -          306,291      306,291
   -     250,000    250,000   Early County, GA, 4.50% (MBIA INS), 6/1/2005                     -          250,000      250,000
   -     250,000    250,000   Fayette County, GA School District, 4.625%, 3/1/2010             -          266,350      266,350
   -     250,000    250,000   Fulton County, GA Development Authority, 4.60%
                              (MBIA INS), 9/1/2006                                             -          255,362      255,362
   -     250,000    250,000   Fulton County GA Development Authority, Revenue
                              Bonds, 4.30%, 11/1/2008                                          -          261,202      261,202
   -     250,000    250,000   Fulton County, GA Development Authority, 4.125%,
                              11/1/2009                                                        -          261,640      261,640
   -    1,000,000  1,000,000  Georgia State Road & Toll Way Authority, Revenue
                              Bonds, 4.00%, 10/1/2008                                          -         1,034,300    1,034,300
   -    1,000,000  1,000,000  Gwinnett County, GA Water & Sewer Authority,
                              Revenue Bonds, 4.01%, 8/01/2015                                  -         1,032,890    1,032,890
   -     200,000    200,000   Jackson County, GA Water & Sewer Authority,
                              Revenue Bonds, 4.55% (AMBAC INS), 9/1/2006                       -          204,218      204,218
   -     250,000    250,000   Metropolitan Atlanta Rapid Transit Authority, Revenue
                              Bonds, 5.20% (MBIA INS), 7/1/09                                  -          261,228      261,228
   -     500,000    500,000   Private Colleges & Universities Facilities of GA,
                              Revenue Bonds, 4.50%, 11/1/2005                                  -          503,575      503,575
   -     350,000    350,000   Private Colleges & Universities of GA, Revenue
                              Bonds, 4.75%, 11/1/2008                                          -          370,762      370,762
   -     500,000    500,000   Roswell GA, GO UT, 4.25%, 2/1/2011                               -          528,030      528,030
                                                                                          ----------- ------------- -------------
                                 Total                                                         -         7,142,109    7,142,109
                                                                                          ----------- ------------- -------------

                                                              -30-


                              ILLINOIS - 1.9%
250,000    -        250,000   Cook County, IL Communicty College District (Series
                              C), Revenue Bonds, 7.70% (MBIA INS), 12/1/2007                277,973          -         277,973
500,000    -        500,000   Illinois Health Facilities Authority, Revenue Bonds,
                               6.125%, 11/15/2022                                           557,510          -         557,510
   -     250,000    250,000   Illinois State, Gen Obligation Untld, 5.125% (FGIC
                              LOC), 12/1/2005                                                  -          252,895      252,895
   -     250,000    250,000   Illinois State, GO UT Refunding Bonds, 5.125% (FGIC
                              INS), 12/1/2007                                                  -          257,878      257,878
                                                                                          ----------- ------------- -------------
                                 Total                                                      835,483       510,773     1,346,256
                                                                                          ----------- ------------- -------------
                              INDIANA - 2.6%
500,000    -        500,000   Hamilton Southeastern IN Consolidated School
                              Building Corp., Revenue Bonds, 4.871% (AMBAC
                              INS), 7/1/2015 (a)                                            326,625          -         326,625
   -    1,000,000  1,000,000  Indiana State, Office Building Communications
                              Facility, Revenue Bonds, 5.25%, 7/1/2015                         -         1,132,070    1,132,070
350,000    -        350,000   Indiana State Fair Community Fairgrouds, Revenue
                              Bonds, 4.10% (AMBAC INS), 1/1/2013                            364,336          -         364,336
                                                                                          ----------- ------------- -------------
                                 Total                                                      690,961      1,132,070    1,823,031
                                                                                          ----------- ------------- -------------
                              KANSAS - 0.5%
300,000    -        300,000   Kansas State Development Finance Authority, Revenue
                              Bonds, 5.00% (MBIA INS), 6/1/2011                             328,044          -         328,044
                                                                                          ----------- ------------- -------------

                              KENTUCKY - 1.1%
500,000    -        500,000   Kentucky State Property & Building Commission,
                              Revenue Bonds, 5.75%, 10/1/2012                               564,585          -         564,585
   -     250,000    250,000   Louisville, KY Public Properties Corp. First Mortgage,
                              Revenue Bonds, 4.55% (MBIA INS), 12/1/2008                       -          262,595      262,595
                                                                                          ----------- ------------- -------------
                                 Total                                                      564,585       262,595      827,180
                                                                                          ----------- ------------- -------------

                                                              -31-


                              LOUISIANA - 0.8%
   -     250,000    250,000   Louisiana Public Facilities Authority, Revenue Bonds,
                              4.625% (FSA LOC), 8/1/2007                                       -          258,963      258,963
   -     285,000    285,000   Monroe, LA, Revenue Bonds (Series A), 4.60%
                              (AMBAC INS), 3/1/2007                                            -          293,123      293,123
                                                                                          ----------- ------------- -------------
                                 Total                                                         -          552,086      552,086
                                                                                          ----------- ------------- -------------

                              MARYLAND - 0.8%
500,000    -        500,000   Maryland State & Local Facilities (Series II), GO UT,
                              5.50%, 7/15/2013                                              575,825          -         575,825
                                                                                          ----------- ------------- -------------

                              MICHIGAN - 0.4%
250,000    -        250,000   Michigan Public Power Agency (Series A), Revenue
                              Bonds, 5.25% (AMBAC INS), 1/1/2012                            277,515          -         277,515
                                                                                          ----------- ------------- -------------

                              MISSOURI - 1.4%
   -    1,000,000  1,000,000  Missouri State, Third Street Building (Series A),
                              4.00%, 10/1/2007                                                 -         1,027,290    1,027,290
                                                                                          ----------- ------------- -------------
                              NEBRASKA - 1.2%
750,000    -        750,000   Omaha Public Power Distribution (Series B), Revenue
                              Bonds, 6.15%, 2/1/2012                                        848,235          -         848,235
                                                                                          ----------- ------------- -------------
                              NEVADA - 1.3%
480,000    -        480,000   Clark County, NV Highway Improvement, Revenue
                              Bonds, 5.125% (AMBAC INS), 7/1/2017                           523,521          -         523,521
340,000    -        340,000   Washoe County, NV (Series A), GO UT, 5.50% (FGIC
                              INS), 11/1/2011                                               382,684          -         382,684
                                                                                          ----------- ------------- -------------
                                 Total                                                      906,205          -         906,205
                                                                                          ----------- ------------- -------------

                                                              -32-


                              NEW JERSEY - 0.5%
300,000    -        300,000   North Jersey District Water Supply (Series A), Revenue
                              Bonds, 5.00% (MBIA INS), 7/1/2012                             331,551          -         331,551
                                                                                          ----------- ------------- -------------

                              NEW MEXICO - 0.3%
200,000    -        200,000   University of New Mexico (Series A), Revenue Bonds,
                              5.00%, 6/1/2010                                               216,976          -         216,976
                                                                                          ----------- ------------- -------------

                              NORTH CAROLINA - 11.0%
   -    1,000,000  1,000,000  Greensboro, NC, GO UT, 4.00%, 2/1/2013                           -         1,046,320    1,046,320
   -     500,000    500,000   Mecklenburg County, NC, GO UT, 4.40%, 2/1/2011                   -          526,005      526,005
   -     500,000    500,000   Mecklenburg County, NC, GO UT, 4.40%, 2/1/2012                   -          528,320      528,320
   -    1,000,000  1,000,000  Mecklenburg County (Series A), NC, GO UT, 4.00%,
                              2/1/2015                                                         -         1,033,260    1,033,260
250,000    -        250,000   North Carolina Infrastructure Financial Corp., Revenue
                              Bonds, 5.00%, 10/1/2011                                       274,380          -         274,380
   -    1,000,000  1,000,000  North Carolina State (Series A), GO UT Revenue
                              Refunding Bond, 4.00%, 6/1/2008                                  -         1,032,490    1,032,490
   -    1,000,000  1,000,000  North Carolina State (Series A), GO UT Revenue
                              Refunding Bond, 4.00%, 9/1/2012                                  -         1,048,030    1,048,030
   -     750,000    750,000   Wake County, NC, GO UT, 4.00%, 4/1/2013                          -          784,350      784,350
   -    1,000,000  1,000,000  Wake County, NC, GO UT Bonds, 4.00% 3/1/2015                     -         1,040,940    1,040,940
   -     500,000    500,000   Winston-Salem, NC Water & Sewer System, 4.875%,
                              6/1/2015                                                         -          532,715      532,715
                                                                                          ----------- ------------- -------------
                                 Total                                                      274,380      7,572,430    7,846,810
                                                                                          ----------- ------------- -------------

                              OHIO - 2.1%
   -    1,500,000  1,500,000  Cleveland County, NC, GO UT, 3.00% (FSA LOC),
                              6/1/2008                                                         -         1,505,985    1,505,985
                                                                                          ----------- ------------- -------------

                              OREGON - 0.7%
500,000    -        500,000   Salem-Keizer, OR School District, GO UT 5.10% (FSA
                              INS), 6/1/2012                                                527,800          -         527,800
                                                                                          ----------- ------------- -------------

                                                              -33-


                              SOUTH CAROLINA - 2.9%
   -     500,000    500,000   Greenville, SC Waterworks Revenue, Revenue Bonds,
                              3.90%, 2/1/2013                                                  -          515,015      515,015
   -    1,000,000  1,000,000  South Carolina State, GO UT, 4.00%, 1/1/2014                     -         1,031,460    1,031,460
   -     500,000    500,000   South Carolina State, (Series A), 4.60%, 5/1/2012                -          532,835      532,835
                                                                                          ----------- ------------- -------------
                                 Total                                                         -         2,079,310    2,079,310
                                                                                          ----------- ------------- -------------

                              SOUTH DAKOTA - 1.2%
530,000    -        530,000   Heartland Consumers Power District, Revenue Bonds,
                              6.375%, 1/1/2016                                              608,349          -         608,349
250,000    -        250,000   South Dakota Housing Development Authority (Series
                              G), Revenue Bonds, 3.45%, 5/1/2010                            247,988          -         247,988
                                                                                          ----------- ------------- -------------
                                 Total                                                      856,337          -         856,337
                                                                                          ----------- ------------- -------------

                              TENNESSEE - 5.3%
150,000    -        150,000   Jackson, TN Hospital Revenue, Revenue Bonds, 5.50%
                              (AMBAC INS), 4/1/2010                                         153,741          -         153,741
   -     500,000    500,000   Knox County, TN, GO UT, 4.50%, 4/1/2010532160                    -          530,455      530,455
   -     500,000    500,000   Memphis, TN GO UT, 3.40%, 11/1/2007                              -          505,775      505,775
   -     500,000    500,000   Metroplolitan Government Nashville & Davidson
                              County, TN Water & Sewer, Revenue Bonds (Series
                              A), 4.75%, 1/1/2014                                              -          520,720      520,720
   -     250,000    250,000   Rutherford County, TN, GO UT, 4.40%, 4/1/2008                    -          259,688      259,688
   -     500,000    500,000   Shelby County, TN, GO UT, 4.75%, 4/1/2010                        -          536,010      536,010
   -     255,000    255,000   Tenneessee State, Series A, 4.75%, 5/1/2009                      -          259,368      259,368
   -     500,000    500,000   Tullahoma, TN, 4.00% (FGIC LOC), 6/1/2008                        -          515,520      515,520
   -     250,000    250,000   Williamson County, TN, GO UT, 4.65%, 3/1/2008                    -          261,453      261,453
   -     250,000    250,000   Williamson County, TN, GO UT, 4.70%, 3/1/2009                    -          264,935      264,935
                                                                                          ----------- ------------- -------------
                                 Total                                                      153,741      3,653,924    3,807,665
                                                                                          ----------- ------------- -------------

                              TEXAS - 10.2%
500,000    -        500,000   Austin, TX Public Improvement, GO UT, 4.75%,
                              9/1/2014                                                      517,280          -         517,280


                                                              -34-


   -    1,000,000  1,000,000  Dallas County, TX Community College District, GO
                              LT, 3.625%, 2/15/2013                                            -         1,004,610    1,004,610
   -    1,000,000  1,000,000  Dallas, TX Waterworks & Sewer System, Revenue
                              Bond, 4.12% (FSA LOC), 4/1/2013                                  -         1,045,220    1,045,220
   -    1,000,000  1,000,000  Denton, TX Utility, Revenue Bonds, 5.125% (AMBAC
                              INS), 12/1/2018                                                  -         1,079,890    1,079,890
   -     500,000    500,000   Fort Worth, TX, GO UT, 4.00%, 3/1/2013                           -          516,810      516,810
   -    1,000,000  1,000,000  San Antonio, TX, GO Ltd., 3.25% (FSA LOC), 2/1/2009              -         1,006,510    1,006,510
500,000    -        500,000   San Antonio, TX (Series A), GO UT, 5.25%, 2/1/2010            544,034          -         544,034
   -     500,000    500,000   Tarrant County, TX, GO UT, 3.00%, 7/15/2008                      -          500,140      500,140
   -     500,000    500,000   Texas State Pubic Finance Authority, Revenue Bonds,
                              4.25% (SF Austin University) / (FSA LOC),
                              10/15/2010                                                       -          523,925      523,925
   -     500,000    500,000   Tomball, TX, GO UT, 4.50% (MBIA INS), 2/11/2015                  -          531,990      531,990
                                                                                          ----------- ------------- -------------
                                 Total                                                     1,061,314     6,209,095    7,270,409
                                                                                          ----------- ------------- -------------

                              VIRGINIA - 6.3%
   -     250,000    250,000   Norfolk, VA, GO UT Bonds, 5.375% (FGIC LOC),
                              6/1/2011                                                         -          264,517      264,517
   -    1,000,000  1,000,000  Virginia Commonwealth Transportation Board
                              Revenue, 5.00%, 5/15/2012                                        -         1,082,540    1,082,540
   -    1,000,000  1,000,000  Virginia State Public Building Authority, Revenue
                              Refunding Bonds (Series A), 5.00%, 8/1/2015                      -         1,088,190    1,088,190
   -    1,000,000  1,000,000  Virginia State Public Building Authority, Revenue
                              Refunding Bonds (Series A), 4.00%, 8/1/2009                      -         1,037,620    1,037,620
   -    1,000,000  1,000,000  Virginia State Resource Authority Infrastructure
                              Revenue, Pooled Loan Bond (Series D), 5.00%,
                              5/1/2020                                                         -         1,068,540    1,068,540
                                                                                          ----------- ------------- -------------
                                 Total                                                         -         4,541,407    4,541,407
                                                                                          ----------- ------------- -------------

                              WASHINGTON - 1.5%
250,000    -        250,000   Seattle, WA Municipal Light & Power, Revenue
                              Bonds, 5.00% (FSA INS), 3/1/2020                              264,280          -         264,280


                                                              -35-



25,000     -         25,000   Washington State Public Power Supply System (Series
                              B), Revenue Bonds, 7.25%, 7/1/2009                            27,337           -          27,337
750,000    -        750,000   Washington State (Series B), GO UT, 5.50%, 5/1/2009          815,219           -         815,219
                                                                                         ------------ ------------- -------------
                                 Total                                                    1,106,836          -        1,106,836
                                                                                         ------------ ------------- -------------
                                 TOTAL MUNICIPAL BONDS (IDENTIFIED COST
                                 $68,641,358)                                            $11,197,241   $59,236,606   $70,433,847
                                                                                         ------------ ------------- -------------

MUTUAL FUNDS - 0.6%
175,902  143,658    319,560   Federated Tax-Free Obligations Fund                           175,902      143,658       319,560
56,213     -         56,213   Goldman Sachs Financial Square                                56,213           -          56,213
                              TOTAL MUTUAL FUNDS (IDENTIFIED COST $375,773)                $232,115     $143,658      $375,773
                                                                                         ------------ ------------- -------------
                              TOTAL INVESTMENTS - 99.2% (IDENTIFIED COST
                              $69,017,131)                                               $11,429,356   $59,380,264  $70,809,620
                                                                                         ------------ ------------- -------------
                              OTHER ASSETS AND LIABILITIES - NET - 0.8%                     118,824      486,505       605,329
                                                                                         ------------ ------------- -------------
                              TOTAL NET ASSETS - 100.0%                                  $11,548,180   $59,866,769  $71,414,949
                                                                                         ------------ ------------- -------------


       At May 31, 2005, the Funds held no securities that are subject to federal alternative minimum tax (AMT).
       Note: The catergories of investments are shown as a percentage of total pro forma combined net assets at May 31, 2005.

       The following acronyms are used throughout this portfolio :
       AMBAC - American Municipal Bond Assurance Corporation
       FGIC - Financial Guaranty Insurance Company
       FSA - Financial Security Assurance
       GNMA - Government National Mortgage Association
       GO - General Obligation
       HFA - Housing Finance Authority
       INS - Insured
       LOC - Letter of Credit
       LT - Limited Tax
       MBIA - Municipal Bond Insurance Association
       PCA - Pollution Control Authority
       PSFG - Permanent School Fund Guarantee


                                                              -36-


       UT - Unlimited Tax


                                                       TAX-EXEMPT BOND FUND
                                                     RMK TAX EXEMPT BOND FUND
                                     PRO FORMA COMBINING STATEMENTS OF ASSETS AND LIABILITIES
                                                     MAY 31, 2005 (UNAUDITED)

                                                                                                             RMK
                                                                                                          TAX EXEMPT
                                                                           RMK                                BOND
                                                        TAX-EXEMPT       TAX EXEMPT                           FUND
                                                           BOND             BOND           PRO FORMA        PRO FORMA
                                                           FUND             FUND           ADJUSTMENT        COMBINED

-----------------------------------------------------------------------------------------------------------------------------------
ASSETS:
   Investments in securities, at value                $   11,429,356     $59,380,264    $         -     $  70,809,620
   Investments in repurchase agreements                            -               -              -                 -
-----------------------------------------------------------------------------------------------------------------------------------
        Total investments in securities                   11,429,356      59,380,264              -        70,809,620
-----------------------------------------------------------------------------------------------------------------------------------
   Cash                                                            -               -              -                 -
   Income receivable                                         151,337         714,146              -           865,483
   Receivable for investments sold                                 -               -              -                 -
   Receivable for shares sold                                      -               -              -                 -
   Prepaid expenses                                                -               -              -                 -
   Other Assets                                                    -               -              -                 -
-----------------------------------------------------------------------------------------------------------------------------------
        Total assets                                      11,580,693      60,094,410              -        71,675,103
-----------------------------------------------------------------------------------------------------------------------------------
LIABILITIES:
   Payable for investments purchased                               -               -              -                 -
   Payable for shares redeemed                                     -           5,000              -             5,000
   Income distribution payable                                30,063         144,828              -           174,891
   Payable for collateral due to broker                            -               -              -                 -
   Payable for investment adviser fee                              -          12,788              -            12,788
   Payable for administrative personnel and services fee         380           4,604              -             4,984
   Payable for custodian fees                                     61           1,235              -             1,296
   Payable for transfer and dividend disbursing agent              -               -              -                 -
     fees and expenses                                           700           3,013              -             3,713
   Payable for Trustees' fees                                     32             600              -               632
   Payable for shareholder services fee                            -          12,702              -            12,702


   Payable for distribution services fee                         294               -              -               294
   Accrued expenses                                              983          42,871                           43,854
-----------------------------------------------------------------------------------------------------------------------------------
               Total liabilities                              32,513         227,641              -           260,154

-----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
   Paid-in capital                                    $   10,886,820     $58,614,108    $         -     $  69,500,928
   Net unrealized appreciation of investments                613,029       1,179,460              -         1,792,489
   Accumulated net realized gain (loss) on investments        48,331          89,481              -           137,812
   Undistributed (distributions in excess of) net
   investment income                                               -         (16,280)             -           (16,280)
-----------------------------------------------------------------------------------------------------------------------------------
     TOTAL NET ASSETS                                  $  11,548,180     $59,866,769    $         -     $  71,414,949
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
   Class A Shares                                     $    1,370,478     $59,543,582    $         -     $  60,914,060
   Class C Shares                                     $            -     $        50    $         -     $          50
   Class I Shares                                     $   10,177,702     $   323,137    $         -     $  10,500,839
-----------------------------------------------------------------------------------------------------------------------------------
SHARES OUTSTANDING:
   Class A Shares                                            135,972       6,155,041          5,753         6,296,766
   Class C Shares                                                  -               5              -                 5
   Class I Shares                                          1,009,085          33,398         42,330         1,084,813
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE:
(net assets (divided by) shares outstanding)
   Class A Shares                                     $        10.08     $      9.67                    $        9.67
   Class C Shares                                     $            -     $      9.69                    $        9.69
   Class I Shares                                     $        10.09     $      9.68                    $        9.68
-----------------------------------------------------------------------------------------------------------------------------------
OFFERING PRICE PER SHARE:
   Class A Shares                                     $        10.29 (2) $      9.87 (1)                $        9.87 (1)
   Class C Shares                                     $            -     $      9.69                    $        9.69
   Class I Shares                                     $        10.09     $      9.68                    $        9.68
-----------------------------------------------------------------------------------------------------------------------------------
REDEMPTION PROCEEDS PER SHARE:

   Class A Shares                                     $        10.08     $      9.67                    $        9.67
   Class C Shares                                     $            -     $      9.59 (2)                $        9.59 (2)
   Class I Shares                                     $        10.09     $      9.68                    $        9.68
-----------------------------------------------------------------------------------------------------------------------------------
Investments, at identified cost                       $   10,816,327     $58,200,804                    $  69,017,131
-----------------------------------------------------------------------------------------------------------------------------------

   (1)  Computation of Offering Price Per Share: 100/98 of  net asset value.
   (2)  Computation of Redemption Proceeds: 99/100 of net asset value.

(See Notes to Pro Forma Financial Statements)


                                                        TAX-EXEMPT BOND FUND
                                                      RMK TAX EXEMPT BOND FUND
                                            PRO FORMA COMBINING STATEMENTS OF OPERATIONS
                                        FOR THE TWELVE MONTHS ENDED MAY 31, 2005 (UNAUDITED)

                                                                                                             RMK
                                                                                                           TAX EXEMPT
                                                                           RMK                                BOND
                                                        TAX-EXEMPT       TAX EXEMPT                           FUND
                                                           BOND             BOND           PRO FORMA        PRO FORMA
                                                           FUND             FUND (1)       ADJUSTMENT        COMBINED
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
   Interest                                           $      626,367     $ 2,511,855      $       -     $   3,138,222
   Dividends                                                   2,192          30,923              -            33,115
-----------------------------------------------------------------------------------------------------------------------------------
     Total income                                            628,559       2,542,778              -         3,171,337
-----------------------------------------------------------------------------------------------------------------------------------
EXPENSES:
   Investment adviser fee                                                                         -           415,523
   Administrative personnel and services fee                  26,213          60,938        (13,304)(b)        73,847
   Custodian fees                                              3,828          16,039           (430)(c)        19,437
   Transfer and dividend disbursing agent fees
      and expenses                                            43,876          40,585              -            84,461
   Trustees' fees                                              2,001           5,011         (3,262) (d)        3,750
   Auditing fees                                               2,683          26,710         (2,683) (e)       26,710
   Legal fees                                                  1,181          21,338           (591)           21,928
   Portfolio accounting fees                                  39,548          38,551        (53,563) (g)       24,536
   Shareholder services fee--Class I Shares                   28,563               -        (28,563) (h)            -
   Shareholder services fee--Class A Shares                    2,728         168,570          2,071  (i)      173,369
   Shareholder services fee--Class C Shares                      -                 -              -                 -
   Distribution services fee--Class A Shares                  13,715               -        (13,715) (j)            -
   Distribution services fee--Class C Shares                     -                 -              -                 -
   Share registration costs                                    8,840          14,274              -            23,114
   Printing and postage                                        2,069           0,413         (1,035) (l)       11,447
   Insurance premiums                                          2,237           7,314              -             9,551
   Miscellaneous                                               5,030           3,835         (2,515) (m)        6,350
                                                                                         -----------



-----------------------------------------------------------------------------------------------------------------------------------
        Total expenses                                       259,502         752,111       (117,590)          894,023
-----------------------------------------------------------------------------------------------------------------------------------
WAIVERS:
   Waiver of investment adviser fee                          (56,818)       (290,048)        (4,626) (n)     (351,492)
   Waiver of administrative fee                              (4,863)               -          4,863  (o)            -
   Waiver of shareholder services fee--Class I Shares        (28,563)              -         28,563  (q)            -
-----------------------------------------------------------------------------------------------------------------------------------
      Total waivers                                          (90,244)       (290,048)            28,800      (351,492)
-----------------------------------------------------------------------------------------------------------------------------------
        Net expenses                                         169,258         462,063            (88,790)      542,531
-----------------------------------------------------------------------------------------------------------------------------------
             Net investment income                           459,301       2,080,715             88,790     2,628,806
-----------------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments                   180,387         347,904                  -       528,291
   Net change in unrealized appreciation/depreciation
     of investments                                          (42,290)       (312,387)                 -      (354,677)
-----------------------------------------------------------------------------------------------------------------------------------
   Net realized and unrealized loss on investments           138,097          35,517                  -       173,614
-----------------------------------------------------------------------------------------------------------------------------------
     Change in net assets resulting from operations   $      597,398     $ 2,116,232    $    88,790     $   2,802,420
-----------------------------------------------------------------------------------------------------------------------------------


   (See Notes to Pro Forma Financial Statements)

PRO FORMA COMBINING PORTFOLIO OF INVESTMENTS
FEBRUARY 28, 2005 (UNAUDITED)


                         RMK                                                                                            RMK
                        MONEY                                                                                          MONEY
              RMK      MARKET                                                                           RMK           MARKET
   MONEY     MONEY      FUND                                                             MONEY         MONEY           FUND
  MARKET     MARKET   PRO FORMA                                                          MARKET        MARKET        PRO FORMA
   FUND       FUND    COMBINED                        PRO FORMA                           FUND          FUND         COMBINED
  SHARES     SHARES    SHARES                          COMBINED                       MARKET VALUE     MARKET         MARKET
                                                                                                       VALUE           VALUE

COMMERCIAL PAPER - 13.7%

                                  ELECTRIC - 5.8%
     -     6,410,000  6,410,000   Florida Power & Light Co., 2.48%, 3/4/2005 (1)            -          6,408,675      6,408,675
     -     8,000,000  8,000,000   WPS Resources Corp., 2.50%, 3/3/2005 (1)(2)               -          7,998,889      7,998,889
                                                                                       -----------   -------------  -------------
                                       Total                                                -         14,407,564     14,407,564
                                                                                       -----------   -------------  -------------

                                  ENTERTAINMENT - 3.2%
     -     8,000,000  8,000,000   Oakland-Alameda County Coliseum & Arena, 3.10%,
                                  7/6/2005                                                  -          8,000,000      8,000,000
                                                                                       -----------   -------------  -------------
                                  FINANCE & BANKING - 3.2%
     -     8,000,000  8,000,000   Galleon Capital Corp., 3.05%, 6/1/2005 (1)(2)             -          8,000,000      8,000,000
                                                                                       -----------   -------------  -------------
                                  TELECOMMUNICATIONS - 1.5%
     -     3,910,000  3,910,000   BellSouth Corp., 2.48%, 3/7/2005 (1)                      -          3,908,384      3,908,384
                                                                                       -----------   -------------  -------------
                                   TOTAL COMMERCIAL PAPER                                   -        $34,315,948     34,315,948
                                                                                       -----------   -------------  -------------

     CORPORATE BONDS - 19.6%
                                  COMPUTERS & BUSINESS EQUIPMENT - 1.6%
     -     4,000,000  4,000,000   Hewlett-Packard Co., 3.375%, 12/15/2005                   -          4,005,514      4,005,514
                                                                                       -----------   -------------  -------------
                                  COSMETICS & TOILETRIES - 2.0%
     -     5,000,000  5,000,000   Gillette Co., 4.00%, 6/30/2005                            -          5,019,917      5,019,917
                                                                                       -----------   -------------  -------------
                                  DRUGS & HEALTHCARE - 1.2%
     -     3,000,000  3,000,000   Merck & Company, Inc., 4.484%, 2/22/2006 (2)              -          3,039,841      3,039,841
                                                                                       -----------   -------------  -------------



                                  FINANCE & BANKING - 4.8%
     -     7,000,000  7,000,000   American Express Credit Co., 2.739%, 9/19/2006            -          7,012,862      7,012,862
     -     5,000,000  5,000,000   Morgan Stanley, 2.829%, 3/27/2006                         -          5,007,352      5,007,352
                                                                                      -----------   -------------  -------------
                                    Total                                                   -         12,020,214     12,020,214
                                                                                      -----------   -------------  -------------
                                  INSURANCE - 5.5%
     -     5,000,000  5,000,000   ASIF Global Finance XX, 2.65%, 1/17/2006 (2)              -          4,987,021      4,987,021
     -     8,761,000  8,761,000   MetLife Inc., 3.911%, 5/15/2005                           -          8,793,338      8,793,338
                                                                                      -----------   -------------  -------------
                                       Total                                                -         13,780,359     13,780,359

                                  SOVEREIGN AGENCY - 2.9%
     -     7,150,000  7,150,000   Province of Ontario, 4.20%, 6/30/2005                     -          7,197,011      7,197,011
                                                                                      -----------   -------------  -------------
                                  TRAFFIC MANAGEMENT SYSTEM - 1.6%
     -     3,880,000  3,880,000   Liliha Parking Company, LP, 3.60%, 8/1/2024               -          3,880,000      3,880,000
                                                                                      -----------   -------------  -------------
                                       TOTAL CORPORATE BONDS                                -        $48,942,856    $48,942,856
                                                                                      -----------   -------------  -------------
TAXABLE MUNICIPAL BONDS - 10.7%
                                  COLORADO - 3.8%
     -     3,000,000  3,000,000   Colorado Housing & Finance Authority, Revenue Bonds,
                                  2.57%, 5/1/2041, SPA Landesbank Hessen                    -          3,000,000      3,000,000
     -     6,600,000  6,600,000   Colorado Housing & Finance Authority, Revenue
                                  Bonds, 2.57%, 11/1/2035                                   -          6,600,000      6,600,000
                                                                                      -----------   -------------  -------------
                                       Total                                                -          9,600,000      9,600,000
                                                                                      -----------   -------------  -------------
                                  HAWAII - 0.7%
     -     1,625,000  1,625,000   St. Francis Healthcare Foundation, HI, Revenue Bonds,
                                  3.60% (First Hawaiian Bank LOC), 8/1/2012                 -          1,625,000      1,625,000
                                                                                      -----------   -------------  -------------
                                  LOUISIANA - 1.4%
     -     3,400,000  3,400,000   Louisiana Public Facilities Authority, Revenue Bonds,
                                  3.58% (Hibernia National Bank LOC), 7/1/2018              -          3,400,000      3,400,000
                                                                                      -----------   -------------  -------------
                                  MASSACHUSETTS - 0.6%
     -     1,500,000  1,500,000   Massachusetts State Housing Finance Agency, Revenue
                                  Bonds, 3.08% (FNMA INS), 5/15/2031                        -          1,500,000      1,500,000
                                                                                      -----------   -------------  -------------
                                  NEVADA - 1.1%
     -     1,175,000  1,175,000   Nevada Housing Division Flamingo Apartments (Series
                                  B), Revenue Bonds, 2.63% (Heller Financial, Inc. LOC),
                                  10/1/2026 (2)                                             -          1,175,000      1,175,000


     -     1,520,000  1,520,000   Nevado Housing Division Fort Apache Apartments
                                  (Series  B), Revenue Bonds, 2.63% (Heller
                                  Financial, Inc. LOC), 10/1/2026 (2)                       -          1,520,000      1,520,000
                                                                                       -----------   -------------  -------------
                                    Total                                                   -          2,695,000      2,695,000
                                                                                       -----------   -------------  -------------
                                  NEW YORK - 1.2%
     -     3,100,000  3,100,000   New York State Thruway Authority (Series B), Revenue
                                  Bonds, 2.02%, 3/15/2005                                   -          3,100,280      3,100,280
                                                                                       -----------   -------------  -------------

                                  UTAH - 1.9%
     -     4,775,000  4,775,000   Utah Housing Corp., Revenue Bonds, 2.57% (Westdeutche
                                  Landesbank LOC), 7/1/2033                                 -          4,775,000      4,775,000
                                                                                       -----------   -------------  -------------
                                    TOTAL TAXABLE MUNICIPAL BONDS                           -        $26,695,280    $26,695,280
                                                                                       -----------   -------------  -------------

GOVERNMENT AGENCIES - 43.0%
                                  FEDERAL FARM CREDIT BANK - 2.8% (3)
 2,000,000     -      2,000,000   2.125%, 8/15/2005                                 1,994,481                  -      1,994,481
     -     5,000,000  5,000,000   2.809%, 12/15/2005                                        -          5,005,552      5,005,552
                                                                                  -------------   ----------------  -------------
                                    Total                                           1,994,481          5,005,552      7,000,033
                                                                                  -------------   ----------------  -------------
                                  FEDERAL HOME LOAN BANK - 16.0% (3)
     -     5,000,000  5,000,000   1.27%, 3/1/2005                                           -          5,000,000      5,000,000
     -     4,000,000  4,000,000   1.25%, 3/8/2005                                           -          4,000,114      4,000,114
     -     5,000,000  5,000,000   1.40%, 4/1/2005                                           -          4,998,100      4,998,100
     -     8,000,000  8,000,000   1.52%, 6/28/2005                                          -          7,978,463      7,978,463
     -     3,500,000  3,500,000   1.50%, 7/8/2005                                           -          3,493,882      3,493,882
     -     7,000,000  7,000,000   3.05%, 12/30/2005                                         -          7,000,000      7,000,000
     -     3,000,000  3,000,000   3.50%, 2/28/2006                                          -          3,000,000      3,000,000
 4,800,000     -      4,800,000   1.40% - 1.77%, 4/1/2005 - 5/27/2005               4,495,804                  -      4,495,804
                                                                                  -------------   ----------------  -------------
                                    Total                                           4,495,804         35,470,559     39,966,363
                                                                                  -------------   ----------------  -------------

                                  FEDERAL HOME LOAN BANK DISCOUNT NOTES -
                                  1.6% (3)
 4,000,000     -      4,000,000   2.44%-2.50%, 3/3/2005 - 3/9/2005 (1)              3,998,618                  -      3,998,618
                                                                                  -------------   ----------------  -------------

                                  FEDERAL HOME LOAN MORTGAGE CORPORATION -
                                  0.8% (3)
     -     2,000,000  2,000,000   2.00%, 10/21/2005                                         -          1,987,298      1,987,298
                                                                                  -------------   ----------------  -------------

                                  FEDERAL HOME LOAN MORTGAGE CORPORATION
                                  DISCOUNT NOTES - 4.0% (3)
10,000,000     -     10,000,000   2.07% - 2.77%, 3/15/2005 - 5/31/2005 (1)          9,955,230                  -      9,955,230
                                                                                  -------------   ----------------  -------------
                                  FEDERAL NATIONAL MORTGAGE ASSOCIATION -
                                  6.0% (3)
     -     2,900,000  2,900,000   2.125%, 2/10/2006                                         -          2,873,197      2,873,197



     -     7,000,000  7,000,000   2.476%, 1/9/2006                                          -          6,998,314      6,998,314
     -     5,023,000  5,023,000   5.75%, 6/15/2005                                          -          5,075,575      5,075,575
                                                                                  -------------   ----------------  -------------
                                    Total                                                   -         14,947,086     14,947,086
                                                                                  -------------   ----------------  -------------

                                  FEDERAL NATIONAL MORTGAGE ASSOCIATION DISCOUNT
                                  NOTES - 11.8% (3)
29,500,000     -     29,500,000   2.03% - 2.88%, 3/2/2005 - 8/10/2005 (1)          29,350,438                  -     29,350,438
                                                                                  -------------   ----------------  -------------
                                    TOTAL GOVERNMENT AGENCIES                     $49,794,571        $57,410,495   $107,205,066
                                                                                  -------------   ----------------  -------------

U.S. TREASURY OBLIGATIONS - 1.7%
                                  U.S. TREASURY BILL - 3.3% (3)
 1,260,000     -      1,260,000   2.06%, 4/7/2005 (1)                               1,257,345                  -      1,257,345

                                  U.S. TREASURY BILL - 3.3% (3)
 3,000,000     -      3,000,000   2.06%, 4/7/2005 (1)                               2,997,466                  -      2,997,466
                                                                                  -------------   ----------------  -------------
                                    TOTAL U.S. TREASURY OBLIGAIONS                 $4,254,811                  -     $4,254,811
                                                                                  -------------   ----------------  -------------


REPURCHASE AGREEMENTS - 10.0%
12,000,000     -     12,000,000   Repurchase agreement with G.X. Clarke & Co.,
                                  2.60%, dated 2/28/2005, to be repurchased at
                                  $12,000,867 on 3/1/05, collateralized by U.S.
                                  Treasury Obligations with maturities ranging
                                  from 5/15/05 - 5/31/05, collateral market
                                  value of $12,242,277.                            12,000,000                  -     12,000,000

12,837,227     -     12,837,227   Repurchase agreement with Mizuho Securities,
                                  2.55%,dated 2/28/2005, to be repurchaed at
                                  $12,840,136 on 3/1/05, collateralized by a
                                  U.S. Treasury Obligation with a maturity of
                                  9/30/05, collateral market value of$13,193,034.  12,839,227                  -     12,839,227
                                                                                  -------------   ----------------  -------------
                                     TOTAL REPURCHASE AGREEMENTS                  $24,839,227                  -    $24,839,227
                                                                                  -------------   ----------------  -------------
MUTUAL FUNDS - 1.2%
     -     3,034,086  3,034,086   Fifth Third Government Money Market,                      -          3,034,086      3,034,086
                                  Institutional Class
                                                                                  -------------   ----------------  -------------

                                     TOTAL MUTUAL FUNDS                                     -         $3,034,086     $3,034,086
                                                                                  -------------   ----------------  -------------

                                     TOTAL INVESTMENTS - 99.9% (IDENTIFIED COST
                                     $249,287,274) (4)                            $78,888,609       $170,398,665   $249,287,274
                                                                                  -------------   ----------------  -------------

                                     OTHER ASSETS AND LIABILITIES - NET - 0.1%        (80,278)           242,292        162,014
                                                                                  -------------   ----------------  -------------

                                     TOTAL NET ASSETS - 100.0%                    $78,808,331       $170,640,957   $249,449,288
                                                                                  -------------   ----------------  -------------

(1) Yield at date of purchase.

(2) Represents securities purchased in reliance on an exemption from registration under the Securities Act of 1933, as amended (the "Act"). These securities may only be resold in transactions exempt from regisration, normally to qualified institutional buyers per Rule 144A under the Act. The Advisor, using procedures approved by the Board of Trustees, has deemed these securities to be liquid.

(3) The issuer is a publicly  traded company that operates under a congressional
charter;   its  securities  are  neither  issued  nor  guaranteed  by  the  U.S.
government.

(4) Also represents cost for federal income tax purposes.

      The following acronyms are used throughout this portfolio :
      FNMA - Insured by Federal National Mortgage Association
      INS - Insured
      LOC - Letter of Credit
      SPA - Standby Purchase Agreement

                                MONEY MARKET FUND
                              RMK MONEY MARKET FUND
            PRO FORMA COMBINING STATEMENTS OF ASSETS AND LIABILITIES
                          FEBRUARY 28, 2005 (UNAUDITED)

                                                                                                                        RMK
                                                                                                                        Money
                                                                                                                        Market
                                                                                            RMK                          Fund
                                                                       Money               Money                      ----------
                                                                       Market              Market      Pro Forma       Pro Forma
                                                                        Fund                Fund       Adjustment       Combined
------------------------------------------------------------------------------------------------------------------------------------
ASSETS:
   Investments in securities, at value                                $ 54,049,382      $ 170,398,665    $    -       $224,448,047
   Investments in repurchase agreements                                 24,839,227                  -         -           24839227
------------------------------------------------------------------------------------------------------------------------------------
      Total investments in securities                                   78,888,609        170,398,665         -        249,287,274
------------------------------------------------------------------------------------------------------------------------------------
   Cash                                                                     14,056                  -         -             14,056
   Income receivable                                                        47,866            622,663         -            670,529
   Prepaid expenses                                                              -              4,518         -              4,518
------------------------------------------------------------------------------------------------------------------------------------
      Total assets                                                      78,950,531        171,025,846         -        249,976,377
------------------------------------------------------------------------------------------------------------------------------------
LIABILITIES:
   Payable to Custodian                                                          -                664         -                664
   Income distribution payable                                              93,208            244,240         -            337,448
   Payable for investment adviser fee (Note 4)                               7,770             34,380         -             42,150
   Payable for administrative personnel and services fee (Note 4)            4,403              3,036         -              7,439
   Management servicing fee                                                    259                  -                         259
   Payable for custodian fees (Note 4)                                       1,578             10,176         -             11,754
   Payable for transfer and dividend disbursing agent
   fees and expenses (Note 4)                                                5,453             18,372         -             23,825
   Payable for Trustees' fees                                                1,008              3,595         -              4,603
   Payable for shareholder services fee (Note 4)                            12,949                680         -             13,629
   Payable for distribution services fee (Note 4)                                -             19,592         -             19,592
   Accrued expenses                                                         15,572             50,154         -             65,726
------------------------------------------------------------------------------------------------------------------------------------
      Total liabilities                                                    142,200            384,889         -            527,089
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
   Paid-in capital                                                    $ 78,808,503      $ 170,733,485     $   -        249,541,988
   Net unrealized appreciation of investments                                    -                  -         -                  -
   Accumulated net realized gain (loss) on investments                        (172)           (92,528)        -            (92,700)
   Undistributed (distributions in excess of) net investment income              -                  -         -                  -
------------------------------------------------------------------------------------------------------------------------------------
     TOTAL NET ASSETS                                                 $ 78,808,331      $ 170,640,957     $   -        249,449,288
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE:
(net assets / shares outstanding)
   Class A Shares                                                            $1.00              $1.00     $   -
   Class I Shares                                                                               $1.00     $   -
------------------------------------------------------------------------------------------------------------------------------------
OFFERING PRICE PER SHARE:
   Class A Shares                                                            $1.00              $1.00     $   -
   Class I Shares                                                                               $1.00     $   -
------------------------------------------------------------------------------------------------------------------------------------
REDEMPTION PROCEEDS PER SHARE:
   Class A Shares                                                            $1.00              $1.00     $   -
   Class I Shares                                                                               $1.00     $   -
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
   Class A Shares                                                      $78,808,331        $50,146,152     $   -        128,954,483
   Class I Shares                                                                        $120,494,805     $   -        120,494,805
------------------------------------------------------------------------------------------------------------------------------------
SHARES OUTSTANDING:
   Class A Shares                                                       78,808,503         50,175,731         -        128,984,234
   Class I Shares                                                                         120,557,754         -        120,557,754
------------------------------------------------------------------------------------------------------------------------------------
Investments, at identified cost                                        $78,888,609       $170,398,665         -        249,287,274
------------------------------------------------------------------------------------------------------------------------------------

(See Notes to Pro Forma Financial Statements)

                                MONEY MARKET FUND
                              RMK Money Market Fund
                  Pro Forma Combining Statements of Operations
            For the twelve months ended February 28, 2005 (Unaudited)

                                                                                       RMK
                                                                                      MONEY
                                                                                      MARKET
                                                      RMK                              FUND
                                     MONEY           MONEY                        -------------
                                     MARKET          MARKET         PRO FORMA        PRO FORMA
                                      FUND            FUND          ADJUSTMENT       COMBINED
--------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
Interest                             $ 940,022     $ 3,477,244    $        -        $ 4,417,266
Dividends                                    -          79,335             -             79,335
--------------------------------------------------------------------------------------------------
     Total income                      940,022       3,556,579             -          4,496,601
--------------------------------------------------------------------------------------------------
EXPENSES:
Investment adviser fee                 298,561         848,193       (56,322)(a)      1,090,432
Administrative personnel and
   services fee                         53,167         396,437        60,053 (b)        509,657
Custodian fees                          14,650          45,260        (1,724)(c)         58,186
Transfer and dividend disbursing
   agent fees and expenses              18,495         112,385             -            130,880
Trustees' fees                           7,806          15,990       (20,046)(d)          3,750
Auditing fees                           17,346          56,213       (17,346)(e)         56,213
Legal fees                              19,095          23,076       (18,399)(f)         23,772
Portfolio accounting fees               22,001          48,084             -             70,085
Shareholder services fee--
   Class I Shares                            -         300,096             -            300,096
Shareholder services fee--
   Class A Share                       149,280          45,882      (110,260)(i)         84,902
Distribution services fee--
   Class A Shares                            -         356,009       302,765 (k)        658,774
Share registration costs                14,832          24,433             -             39,265
Printing and postage                    12,475          34,799       (10,475)(l)         36,799
Insurance premiums                      12,320          12,309             -             24,629
Miscellaneous                            2,343           2,211        (1,712)(m)          2,842
------------------------------------------------------------------------------------------------
     Total expenses                    642,371       2,321,377        126,534         3,090,282
------------------------------------------------------------------------------------------------
WAIVERS:
Waiver of investment adviser fee      (208,993)       (318,074)       118,153 (n)      (408,914)
Waiver of administrative fee                 -         (77,832)       (22,228)(p)      (100,060)
Waiver of shareholder services fee--
   Class A Shares                      (27,116)              -         27,116 (r)             -
Waiver of shareholder services fee--
   Class I Shares                            -        (300,096)             -          (300,096)
------------------------------------------------------------------------------------------------
    Total waivers                     (236,109)       (696,002)       123,041          (809,070)
------------------------------------------------------------------------------------------------
        Net expenses                   406,262       1,625,375        249,575         2,281,212
------------------------------------------------------------------------------------------------
           Net investment income       533,760       1,931,204       (249,575)        2,215,389
------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
Net realized gain (loss) on
   investments                               -         (83,282)             -           (83,282)
Net change in unrealized
   appreciation/depreciation
   of investments                            -               -              -                 -
--------------------------------------------------------------------------------------------------
   Net realized and unrealized
     loss on investments                     -         (83,282)             -           (83,282)
--------------------------------------------------------------------------------------------------
   Change in net assets resulting
     from operations                 $ 533,760     $ 1,847,922    $  (249,575)      $ 2,132,107
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------

(See Notes to Pro Forma Financial Statements)

                     NOTES TO PRO FORMA FINANCIAL STATEMENTS
              FOR THE SIX MONTHS ENDED MAY 31, 2005 (UNAUDITED) AND
                 SIX MONTHS ENDED FEBRUARY 28, 2005 (UNAUDITED)
              FOR RMK MONEY MARKET FUND AND MONEY MARKET FUND ONLY

NOTE 1 -- PRO FORMA ADJUSTMENTS
-------------------------------

(a) Adjustment to reflect the investment adviser fee being brought in line based on combined average daily net assets of both funds. Morgan Asset Management, Inc., an indirect wholly owned subsidiary of Regions Financial Corp. is the Trust's Adviser and receives for its services the following annual investment adviser fees of each Fund's average daily net assets. The Adviser may voluntarily choose to waive a portion of its fee. The Adviser can terminate this voluntary waiver at any time at its sole discretion.

FUND                            INVESTMENT ADVISER ANNUAL FEE
                              PERCENTAGE OF AVERAGE DAILY ASSETS
---------------------------------------------------------------
RMK Growth Fund                               0.80%
RMK Balanced Fund                             0.80%
RMK Fixed Income Fund                         0.75%
RMK Tax Exempt Bond Fund                      0.50%
RMK Money Market Fund                         0.40%

(b) Adjustment to reflect the administrative personnel and services fee after applying the contractual fee structure of the Acquiring Funds based on the combined average daily net assets of both funds.

(c) Adjustment to reflect the custodian fees after applying the contractual fee structure of the Acquiring Funds based on the combined average daily net assets of both funds.

(d) Adjustment to reflect the trustee's fee reduction due to the combining of two portfolios into one.

(e) Adjustment to reflect the auditing fee reduction due to the combining of two portfolios into one.

(f) Adjustment to reflect the legal fee reduction due to the combining of two portfolios into one.

(g) Adjustment to reflect the portfolio accounting fees reduction after applying the contractual fee structure of the Acquiring Funds based on the combined average daily net assets of both funds.

(h) Adjustment to reflect the shareholder services fee reduction for the Acquired Funds' Class I Shares, which is no longer applicable. Prior to February 18, 2005, the LEADER Mutual Funds paid a shareholder services fee on Class I shares of the funds.

(i) Adjustment to reflect the shareholder services fee for Class A Shares after applying the contractual fee structure of the Acquiring Funds based on the combined average daily net assets of both funds' Class A Shares. Prior to February 18, 2005, the LEADER Mutual Funds paid a shareholder services fee on Class I shares of the funds.

(j) Adjustment to reflect the distribution services fee reduction for Class A Shares of Balanced Fund, Intermediate Bond Fund and Tax-Exempt Bond Fund, which is no longer applicable.

(k) Adjustment to reflect the distribution services fee for Class A Shares after applying the contractual fee structure of the RMK Money Market Fund based on the combined average daily net assets of both funds' Class A Shares.

(l) Adjustment to reflect the printing and postage expense reduction due to combining two portfolios into one.

(m) Adjustment to reflect the miscellaneous expense reduction due to combining two portfolios into one.

(n) Adjustment to reflect the waiver/reimbursement of investment adviser fee after applying the waiver/reimbursement of the Acquiring Funds based on the combined average daily nets assets of both funds.

(o) Adjustment to reflect the waiver of administrative services fee for Balanced Fund, Intermediate Bond Fund and Tax-Exempt Bond Fund, which is no longer applicable.

(p) Adjustment to reflect the waiver/reimbursement of administrative services fee after applying the waiver/reimbursement of the RMK Money Market Fund based on the combined average daily nets assets of both funds.

(q) Adjustment to reflect the waiver of shareholder services fee for Class I Shares, which is no longer applicable.

(r) Adjustment to reflect the waiver of shareholder services fee for Class A Shares of Money Market Fund, which is no longer applicable.


NOTE 2 --  BASIS  OF  COMBINATION
---------------------------------

The Board of Trustees of Regions Morgan Keegan Select Funds has voted to recommend to holders of shares of Growth Equity Fund, Balanced Fund, Intermediate Bond Fund, Regions Morgan Keegan Select Tax-Exempt Bond Fund and Money Market Fund (each an "Acquired Fund," collectively, the "Acquired Funds") the approval of a Plan of Reorganization whereby RMK Growth Fund, RMK Balanced Fund, RMK Fixed Income Fund, RMK Intermediate Tax Exempt Bond Fund and RMK Money Market Fund, respectively, (each an "Acquiring Fund," collectively, the "Acquiring Funds") would acquire all of the assets, and assume all of the liabilities of, the Acquired Funds solely in exchange for shares of the Acquiring Funds to be distributed pro rata by the Acquired Funds to their shareholders in complete liquidation and dissolution of the Acquired Funds. As a result of the reorganizations, each shareholder of the Acquired Funds will become the owner of the Acquiring Funds' shares having a total net asset value equal to the total net asset value of his or her holdings in the Acquired Funds on the Closing Date.

The reorganizations will be accounted for as tax-free mergers of investment companies. The accompanying unaudited Pro Forma Combining Portfolios of Investments, Statements of Assets and Liabilities and Statements of Operations ("Pro Forma Financial Statements") reflect the accounts of the Acquired Funds and Acquiring Funds, collectively ("the Funds"), as of May 31, 2005 and for the twelve months ended May 31, 2005. These statements have been derived from the books and records utilized in calculating daily net asset values at May 31, 2005.

The Pro Forma Financial Statements should be read in conjunction with the historical financial statements of the Funds which have been incorporated by reference in the Statement of Additional Information. The Funds follow accounting principles generally accepted in the United States of America applicable to management investment companies which are disclosed in the historical financial statements of each fund.

The Pro Forma Financial Statements give effect to the proposed exchange of assets of the Acquired Funds for shares of the Acquiring Funds. Under generally accepted accounting principles, the Acquiring Funds will be the surviving entities for accounting purposes with their historical cost of investment securities and results of operations being carried forward.

The Pro Forma Financial Statements have been adjusted to reflect the anticipated advisory fee arrangement for the surviving entities. Certain other operating costs have also been adjusted to reflect anticipated expenses of the combined entities. Other costs which may change as a result of the reorganizations are currently undeterminable.

Pro Forma Financial Statements are not presented for the Growth Equity Fund since it is less than ten percent of the RMK Growth Fund.

All costs with respect to the reorganizations will be borne by Morgan Asset Management, Inc. or its affiliates.

NOTE 3 -- SHARES OF BENEFICIAL INTEREST
---------------------------------------

RMK Balanced Fund:

     The Pro Forma Class A Shares net asset value per share assumes the issuance of 137,808 Class A Shares of the RMK Balanced Fund in exchange for 193,186 Class A Shares of the Balanced Fund which would have been issued at May 31, 2005 in connection with the proposed reorganization.

     The Pro Forma Class I Shares net asset value per share assumes the issuance of 3,503,917 Class I Shares of the RMK Balanced Fund in exchange for 4,904,238 Class I Shares of the Balanced Fund which would have been issued at May 31, 2005 in connection with the proposed reorganization.

RMK Fixed Income Fund:

     The Pro Forma Class A Shares net asset value per share assumes the issuance of 318,949 Class A Shares of the RMK Fixed Income Fund in exchange for 270,426 Class A Shares of the Intermediate Bond Fund which would have been issued at May 31, 2005 in connection with the proposed reorganization.

     The Pro Forma Class I Shares net asset value per share assumes the issuance of 8,227,326 Class I Shares of the RMK Fixed Income Fund in exchange for 6,976,767 Class I Shares of the Intermediate Bond Fund which would have been issued at May 31, 2005 in connection with the proposed reorganization.

RMK Tax Exempt Bond Fund:

     The Pro Forma Class A Shares net asset value per share assumes the issuance of 141,725 Class A Shares of the RMK Tax Exempt Bond Fund in exchange for 135,972 Class A Shares of the Tax- Exempt Bond Fund which would have been issued at May 31, 2005 in connection with the proposed reorganization.

     The Pro Forma Class I Shares net asset value per share assumes the issuance of 1,051,415 Class I Shares of the RMK Tax Exempt Bond Fund in exchange for 1,009,085 Class I Shares of the Tax-Exempt Bond Fund which would have been issued at May 31, 2005 in connection with the proposed reorganization.

RMK Money Market Fund:

     The RMK Money Market Fund Pro Forma Class A Shares net asset value per share assumes the issuance of 78,808,503 Class A Shares of RMK Money Market Fund in exchange for 78,808,503 Class A Shares of the Money Market Fund which would have been issued at February 28, 2005 in connection with the proposed reorganization.

                       Regions Morgan Keegan Select Funds
                       ----------------------------------

                                    Form N-14
                           Part C - Other Information

Item 15.  Indemnification

     Article XI of the Declaration of Trust States:
     ----------------------------------------------

     Section  1.  Limitation  of  Personal  Liability  and   Indemnification  of
     Shareholders.

     The Trustees, officers, employees or agents of the Trust shall have no power to bind any Shareholder of any Series or Class personally or to all upon such Shareholder for the payment of any sum of money or assessment whatsoever, other than such as the Shareholder may at any time agree to pay by way of subscription to any Shares or otherwise.

     No Shareholder or former Shareholder of any Series or Class shall be liable solely by reason of his being or having been a Shareholder for any debt, claim, action, demand, suit, proceeding, judgment, decree, liability or obligation of any kind, against, or with respect to the Trust or any Series or Class arising out of any action taken or omitted for or on behalf of the Trust or such Series or Class, and the Trust of such Series or Class shall be solely liable therfor and resort shall be had solely to the property of the relevant Series or Class of the Trust for the payment or performance thereof.

     Each Shareholder or former Shareholder of any Series or Class (or their heirs, executors, administrators or other legal representative or, in case of a corporate entity, its corporate or general successor) shall be entitled to be indemnified and reimbursed by the Trust to the full extent of such liability and the costs of any litigation or other proceedings in which such liability shall have been determined, including, without limitation, the fees and disbursements of counsel if, contrary to the provisions hereof, such Shareholder or former Shareholder of such Series or Class shall be held to be personally liable. Such indemnification and reimbursement shall come exclusively from the assets of the relevant Series or Class.

     The Trust shall, upon request by a Shareholder or former Shareholder, assume the defense of any claim made against any Shareholder for any act or obligation of the Trust or any Series or Class and satisfy any judgment thereon.

     Section  2.  Limitation  of  Personal  Liability  of  Trustees,   Officers,
     Employees or Agents of the Trust.

     No Trustee, officer, employee or agent of the Trust shall have the power to bind any other Trustee, officer, employee or agent of the Trust personally. The Trustees, officers, employees or agents of the Trust incurring any debts, liabilities or obligations, or in taking or omitting any other actions for or in connection with the Trust are, and each shall be deemed to be, acting as Trustee, officer, employee or agent of the Trust and not in his own individual capacity.

     Trustees and officers of the Trust shall be liable for their willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the office of Trustee or officer, as the case may be, and for nothing else.

     Section 3. Express Exculpatory Clauses and Instruments.

     The Trustees shall use every reasonable means to assure that all persons having dealings with the Trust or any Series or Class shall be informed that the property of the Shareholders and the Trustees, officers, employees and agents of the Trust or any Series or Class shall not be subject to claims against or obligations of the Trust or any other Series or Class to any extent whatsoever. The Trustees shall cause to be inserted in any written agreement, undertaking or obligation made or issued on behalf of the Trust or any Series or Class (including certificates for Shares of any Series or Class) an appropriate reference to the provisions of this Declaration, providing that neither the Shareholders, the Trustees, the officers, the employees nor any agent of the Trust or any Series or Class shall be liable thereunder, and that the other parties to such instrument shall look solely to the assets belonging to the relevant Series or Class for the payment of any claim thereunder or for the performance thereof; but the omission of such provisions from any such instrument shall not render any Shareholder, Trustee, officer, employee or agent liable, nor shall the Trustee, or any officer, agent or employee of the Trust or any Series or Class be liable to anyone for such omission. If, notwithstanding this provision, any Shareholder, Trustee, officer, employee or agent shall be held liable to any other person by reason of the omission of such provision from any such agreement, undertaking or obligation, the Shareholder, Trustee, officer, employee or agent shall be indemnified and reimbursed by the Trust.

     PARAGRAPH 7 OF THE ADVISORY AGREEMENT DATED AUGUST 8, 2003 BETWEEN THE REGISTRANT AND MORGAN ASSET MANAGEMENT, INC. DATED AUGUST 8, 2003 STATES:

     Liabilities of the Advisor:
     ---------------------------

     A. Except as provided below, in the absence of willful misfeasance, bad faith, gross negligence, or reckless disregard of obligations or duties hereunder on the part of the Adviser, the Adviser shall not be subject to liability to the Fund or to any shareholder of the Fund or its Portfolios for any act or omission in the course of, or connected with, rendering services hereunder or for any losses that may be sustained in the purchase, holding or sale of any security or the making of any investment for or on behalf of the Fund.

     B. No provision of this Agreement shall be construed to protect any Director or officer of the Fund, or the Adviser, from liability in violation of Sections 17(h), 17(j), 36(a) or 36(b) of the 1940 Act.

     PARAGRAPH 8 OF THE SUB-ADVISORY AGREEMENT DATED JANUARY 20, 2004 AMONG THE REGISTRANT, MORGAN ASSET MANAGEMENT, INC. AND CHANNING CAPITAL MANAGEMENT, LLC STATES:

     The Sub-Adviser shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Fund, the Trust, its shareholders or by the Adviser in connection with the matters to which this Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on its part in the performance of its services and duties or from reckless disregard by it of its obligations and duties under this Agreement. Nothing in this paragraph shall be deemed a limitation or waiver of any obligation or duty that may not by law be limited or waived.

     Paragraph 7 of the Advisory Agreement dated February 18, 2005 between the Registrant and Morgan Asset Management, Inc. states:

     Liabilities of the Advisor:
     ---------------------------

     A. Except as provided below, in the absence of willful misfeasance, bad faith, gross negligence, or reckless disregard of obligations or duties hereunder on the part of the Adviser, the Adviser shall not be subject to liability to the Fund or to any shareholder of the Fund or its Portfolios for any act or omission in the course of, or connected with, rendering services hereunder or for any losses that may be sustained in the purchase, holding or sale of any security or the making of any investment for or on behalf of the Fund.

     B. No provision of this Agreement shall be construed to protect any Director or officer of the Fund, or the Adviser, from liability in violation of Sections 17(h), 17(j), 36(a) or 36(b) of the 1940 Act.

Item 16.    Exhibits

(1)  (a)   Declaration of Trust and Amendment No. 1; (1)
     (b) Conformed copy of Restatement and Amendment No. 9 to the Declaration of Trust of the Registrant; (2)
     (c) Conformed copy of Amendment No. 10 to the Amended and Restated Declaration of Trust of the Registrant; (3)
     (d) Conformed copy of Amendment No. 11 to the Amended and Restated Declaration of Trust of the Registrant; (3)
     (e) Conformed copy of Amendment No. 12 to the Amended and Restated Declaration of Trust of the Registrant; (3)
     (f) Conformed copy of Amendment No. 13 to the Amended and Restated Declaration of Trust of the Registrant; (4)
     (g)   Amendment No. 14 to the Amended and Restated  Declaration of Trust
           (9)
     (h)   Amendment No. 15 to the Amended and Restated  Declaration of Trust
           (9)
     (i)   Amendment No. 16 to the Amended and Restated  Declaration of Trust
           (10)
     (j)   Amendment No. 17 to the Amended and Restated  Declaration of Trust
            (12)

(2)  (a)  Copy of By-Laws of the Registrant; (5)
     (b)  Copy  of  Amendment  Nos.  1  through  4 to  the  By-Laws  of  the
          Registrant; (6)
     (c)  Copy of Amendment No. 5 to the By-Laws of the Registrant; (7)

(3)  Voting Trust Agreement - none

(4) The Form of Agreement and Plan of Reorganization is filed herewith as Appendix A to the Combined Proxy Statement and Prospectus contained in the Registration Statement and is incorporated herein by reference.

(5) Provisions of instruments defining the rights of holders of securities are contained in Articles III, VIII, X and XI of the Declaration of Trust of the Registrant and Articles IV, VI and XIV of the Bylaws of the Registrant and are incorporated herein by reference to this Item 16 (1) and (2).

(6)  (a)       Advisory  Agreement  dated August 8, 2003 between the  Registrant and Morgan Asset Management, Inc. (8)

     (b)       Subadvisory   Agreement  among  the   Registrant,   Morgan  Asset
Management, Inc. and Channing Capital Management, LLC (11)

     (c) Investment Advisory Agreement between Registrant and Morgan Asset Management, Inc. dated February 18, 2005 (12)

(7) (a) Underwriting Agreement dated August 23, 2004 between the Registrant and Morgan Keegan & Co., Inc. (11)

     (b) Underwriting Agreement dated February 18, 2005 between the Registrant and Morgan Keegan &Company, Inc. (12)

(8)  Bonus or Profit Sharing Contracts - none

(9) Custodian Agreement dated February 18, 2005 between the Registrant and Regions Bank (12)

(10) (a) Amended and Restated Distribution Plan Pursuant to Rule 12b-1 for Class A Shares dated September 1, 2005 (12)

     (b) Amended Distribution Plan Pursuant to Rule 12b-1 for Class C Shares dated August 23, 2004 (11)

     (c)  Shareholder Services Agreement dated May 12, 2005 (12)

     (d)  Conformed copy of Restated Multiple Class Plan of the Registrant; (4)

(11) Opinion and Consent of Kirkpatrick & Lockhart LLP regarding the legality of the securities being registered (12).

(12) Opinion and Consent of Kirkpatrick & Lockhart LLP regarding certain tax matters and consequences to shareholders discussed in the Combined Proxy Statement and Prospectus (to be filed).

(13) Other Material Contracts

     (a) Administration Agreement dated January 1, 2005 between Registrant and Morgan Keegan & Company, Inc. (11)
     (b) Administration Agreement dated February 18, 2005 between Registrant and Morgan Keegan & Company, Inc. (12)
     (c) Form of Sub-Administration Agreement and Amendment between Morgan Keegan & Company, Inc. and BISYS Fund Services Ohio, Inc. with respect to Treasury Money Market Fund and Government Money Market Fund (11)
     (d) Agreement for Sub-Administrative Services dated December 1, 2001 between the Registrant and Regions Bank (4)
     (e) (i) Transfer Agency and Services Agreement dated November 11, 2002 between the Registrant and Morgan Keegan & Company, Inc. (7)
          (ii) Amendment No. 1 dated November 11, 2005 to the Transfer Agency and Services Agreement (8)
     (f) Fund Accounting Service Agreement dated December 1, 2004 between Registrant and Morgan Keegan & Company, Inc. (11)
     (g) Fund Accounting Service Agreement dated June 1, 2004 between Registrant and Morgan Keegan & Company, Inc. (11)
     (h) Form of Fund Accounting Agreement dated January 3, 2005 and Amendment between Registrant and BISYS Fund Services Ohio, Inc. (11)


(14) Accountant's Consent from PricewaterhouseCoopers LLP (filed herewith)


(15) Omitted Financial Statements;

(16) Powers of Attorney (10)

(17) Proxy Card (12)




1. Incorporated by reference to the Registrant's Post-Effective Amendment No.7 to its Registration Statement on Form N-1A filed October 7, 1994 (File Nos. 33-44737 and 811-6511).

2. Incorporated by reference to the Registrant's Post-Effective Amendment No. 22 to its Registration Statement on Form N-1A filed January 30, 2001 (File Nos. 33-44737 and 811-6511).

3. Incorporated by reference to the Registrant's Post-Effective Amendment No. 28 to its Registration Statement on Form N-1A filed January 29, 2002 (File Nos. 33-44737 and 811-6511).

4. Incorporated by reference to the Registrant's Post-Effective Amendment No. 32 to its Registration Statement on Form N-1A filed November 14, 2003 (File Nos. 33-44737 and 811-6511).

5. Incorporated by reference to the Registrant's Registration Statement on Form N-1A filed December 23, 1991 (File Nos. 33-44737 and 811-6511).

6. Incorporated by reference to the Registrant's Post-Effective Amendment No. 13 to its Registration Statement on Form N-1A filed September 18, 1998 (File Nos. 33-44737 and 811-6511).

7. Incorporated by reference to the Registrant's Post-Effective Amendment No. 31 to its Registration Statement on Form N-1A filed January 31, 2003 (File Nos. 33-44737 and 811-6511).

8. Incorporated by reference to the Registrant's Post-Effective Amendment No. 35 to its Registration Statement on Form N-1A filed January 30, 2004 (File Nos. 33-44737 and 811-6511).

9. Incorporated by reference to the Registrant's Post-Effective Amendment No. 43 to its Registration Statement on Form N-1A filed on January 31, 2005 (File Nos. 33-44737 and 811-6511).

10. Incorporated by reference to the Registrant's Registration Statement on Form N-14 filed on December 6, 2004 (File Nos. 333-121019 and 811-6511).

11. Incorporated by reference to the Registrant's Post-Effective Amendment No. 45 to its Registration Statement on Form N-1A filed March 31, 2005 (File Nos. 33-44737 and 811-6511).

12. Incorporated by reference to the Registrant's Registration Statement on Form N-14 filed on September 16, 2005 (Files Nos. 333-128386 and 811-6511).

Item 17.  Undertakings
          ------------

      (1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, as amended (the "1933 Act"), the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

      (2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

                                   SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933, as amended (the "1933 Act"), the Registrant, Regions Morgan Keegan Select Funds, has duly caused this Pre-Effective Amendment No. 2 to its Registration Statement on Form N-14 ("Pre-Effective Amendment") to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Washington, District of Columbia, on the 19th day of October, 2005.

                              REGIONS MORGAN KEEGAN SELECT FUNDS


                              By:  /s/ Carter E. Anthony *
                                   -------------------------------
                                   Carter E. Anthony, President


     Pursuant to the requirements of the 1933 Act, this Pre-Effective Amendment has been signed below by the following persons in the capacities and on the dates indicated.

SIGNATURE                        TITLE                 DATE
---------                        -----                 ----

/s/ Carter E. Anthony*           President             October 19, 2005
---------------------            (Chief Executive
Carter E. Anthony                Officer)

/s/ Allen B. Morgan, Jr.*        Trustee               October 19, 2005
------------------------
Allen B. Morgan, Jr.


/s/ Joseph C. Weller*            Vice President and    October 19, 2005
--------------------             Treasurer (Chief
Joseph C. Weller                 Financial Officer)

/s/ William Jefferies Mann*      Trustee               October 19, 2005
--------------------------
William Jefferies Mann


/s/ James Stillman R. McFadden*  Trustee               October 19, 2005
------------------------------
James Stillman R. McFadden


/s/ Archie W. Willis III*        Trustee               October 19, 2005
------------------------
Archie W. Willis III


/s/ Mary S. Stone*               Trustee               October 19, 2005
-----------------
Mary S. Stone


/s/ W. Randall Pittman*          Trustee               October 19, 2005
----------------------

W. Randall Pittman

/s/ J. Kenneth Alderman*         Trustee               October 19, 2005
-----------------------
J. Kenneth Alderman



/s/ Arthur J. Brown
*  Signed by Arthur J. Brown, Attorney-in-Fact,
pursuant to Powers of Attorney filed on December 6, 2004
in the Registrant's Form N-14, SEC Accession No. 0000898432-04-00106

                                  Exhibits Index



Exhibit (14)        Accountant's Consent from PricewaterhouseCoopers LLP in
                    Columbus, Ohio

Exhibit (14)        Accountant's Consent from PricewaterhouseCoopers LLP in
                    Memphis, Tennessee